UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

Item 1. Reports to Stockholders.

April 30, 2011

Semi Annual Report

Institutional Money Market Fund

Federal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	18

Supplemental Information

Trustee and Officer Information	25

Proxy Voting and Form N-Q Information	28

Expense Examples	28

Portfolio Holdings	30

Advisory Contract Renewal	31

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.VictoryConnect.com

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2

Letter to Our Shareholders

Over the past six months the global economic recovery, though still fragile, has become more sustained. Stocks rallied for the third consecutive quarter, as equity markets continue to respond favorably to accommodative monetary policy and to strong corporate earnings. First quarter 2011 results represent the 9th consecutive quarter of better-than-expected earnings. Corporations have begun spending on merger and acquisition activities, dividend increases and share repurchases. The domestic economy has experienced steadily increasing GDP growth, increasing manufacturing activity and a slowly improving employment picture. These encouraging signs of broad economic improvement have enabled the market to overcome challenges in the form of rising oil prices, the ongoing threats of a U.S. government shutdown, the looming debt ceiling for the Treasury, continued problems with nuclear plants in Japan as well as the emerging supply chain disruptions stemming from the earthquakes and tsunami, and finally some growing strains among EU nations.

Investors continue to favor fixed income funds, depositing net flows of $59 billion YTD through April. Domestic equity funds are regaining momentum with flows near $28 billion, while international equity funds have slowed pace but still took in $17.7 billion. Through April, U.S. equity markets underperformed international markets, with the S&P 500 Index returning 9.06% versus the MSCI EAFE Index 9.54% return. Fixed Income, as measured by the Barclay's U.S. Aggregate Bond Index, had a total return of 1.70%.

While economic data releases have tended to be mixed in recent months with a positive bias, it is evident that there are pockets of weakness in this muted economic recovery. Interest rates have trended slightly higher, driven mainly by improving economic fundamentals, heightened inflation concerns and monetary policy uncertainty over The European sovereign debt crisis, the expiration of the U.S. quantitative easing program and debt ceiling debates have created an uncertain near-term outlook.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

3

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Institutional Money Market Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (13.4%)
Bank of Montreal Chicago, 0.37%, 6/7/11	$26,600	$26,602
Bank of Nova Scotia, 0.26% (a), 6/9/11	21,500	21,500
Canadian Imperial Bank of Commerce NY, 0.31% (a), 5/27/11	12,200	12,200
Deutsche Bank NY, 0.31% (a), 7/25/11	12,800	12,800
Dexia Credit Local SA NY, 0.69% (a), 11/3/11	62,600	62,600
National Australia Bank Ltd. NY, 0.32% (a), 10/5/11	11,000	11,000
Royal Bank of Scotland PLC 0.98%, 8/19/11	4,400	4,408
0.81%, 11/10/11	8,800	8,810
Societe Generale NY, 0.39% (a), 10/18/11	22,000	22,000
Total Certificates of Deposit (Amortized Cost $181,920)		181,920
Commercial Paper (22.2%)
Abbey National North America LLC, 0.16% (b), 5/9/11	52,000	51,998
Citigroup Funding, Inc., 0.32% (b), 6/20/11	27,400	27,388
ENI Finance USA, Inc., 0.43% (b), 6/27/11 (c)	26,650	26,632
Natixis US Finance Co., 0.16% (b), 5/19/11	4,500	4,500
Northwestern University, 0.24% (b), 6/10/11	3,900	3,899
Standard Chartered Bank PLC, 0.29% (b), 5/17/11 (c)	53,500	53,493
Straight-A Funding LLC 0.25% (b), 5/2/11 (c)	6,400	6,400
0.20% (b), 7/6/11 (c)	53,000	52,981
Svenska Handelsbank, Inc., 0.28% (b), 7/15/11	23,300	23,286
Toyota Motor Credit Corp. 0.23% (b), 5/5/11	27,800	27,799
0.29% (b), 7/6/11	23,000	22,988
Total Commercial Paper (Amortized Cost $301,364)		301,364
Corporate Bonds (6.8%)
Asset Funding Co. Ltd., 0.90% (a), 8/23/11 (c)	53,000	53,000
Ballenisles Country Club, 0.38% (a), 12/1/22	9,575	9,575
Goldman Sachs Group, Inc., 0.75%, 3/16/12, Callable 6/17/11 @ 100, MTN	19,500	19,500
IBM International Group Capital LLC, 0.57% (a), 3/23/12 (c)	11,000	11,000
Total Corporate Bonds (Amortized Cost $93,075)		93,075
Municipal Bonds (8.9%)
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.27% (a), 1/1/28, LOC Bank of America N.A.	29,000	29,000
Denver City & County Airport Revenue, Series C, 0.24% (a), 11/15/22, LOC JPMorgan Chase Bank	9,300	9,300
Denver Public Schools Certificates, Series A-2, 0.16% (a), 12/15/37, LOC JPMorgan Chase Bank, AGM	3,800	3,800

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue, Resurrection Health, Series C, 0.27% (a), 5/15/35, LOC Bank of America N.A.	$12,260	$12,260
Michigan State Strategic Fund Ltd. Obligation Revenue, Orchestra Place Renewal Partnership, 0.46% (a), 9/1/22, LOC Bank of America N.A.	3,000	3,000
San Jose Financing Authority Revenue, Series F, 0.20% (a), 6/1/34, LOC Bank of America N.A.	21,445	21,445
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.28% (a), 4/1/24, LOC Bank of America N.A., AMT	12,253	12,253
Tobacco Settlement Authority Revenue, Series B, 5.60%, 6/1/35, Prerefunded 6/1/11 @ 101	7,800	7,913
Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, 0.30% (a), 5/1/30, LOC JPMorgan Chase Bank	21,700	21,700
Total Municipal Bonds (Amortized Cost $120,671)		120,671
U.S. Government Agency Securities (7.8%)
Federal Home Loan Bank, 0.40%, 12/20/11, Callable 6/20/11 @ 100	32,800	32,797
Federal Home Loan Mortgage Corp. 0.23% (a), 11/7/11, MTN	20,000	19,997
0.08% (a), 11/9/11	20,000	19,978
0.09% (a), 1/13/12	34,000	33,976
Total U.S. Government Agency Securities (Amortized Cost $106,748)		106,748
Repurchase Agreements (40.9%)
Deutsche Bank Securities, Inc., 0.04%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $150,001, collateralized by U.S. Government Agency Securities, 3.21%-5.50%, 10/1/30-4/1/41, market value $153,000)	150,000	150,000
Goldman Sachs Group, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $101,200, collateralized by U.S. Government Agency Securities, 4.00%-6.00%, 3/1/17-4/1/41, market value $103,224)	101,200	101,200
Morgan Stanley, 0.03%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 4.50%-6.50%, 9/1/33-4/1/41, market value $5,100)	5,000	5,000
RBS Securities, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $150,001, collateralized by U.S. Government Agency Securities, 1.51%-6.71%, 7/1/17-5/1/50, market value $153,001)	150,000	150,000

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Institutional Money Market Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
UBS Securities LLC, 0.06%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $150,001, collateralized by U.S. Government Agency Securities, 0.50%-8.50%, 8/23/12-4/20/41, market value $153,000)	$150,000	$150,000
Total Repurchase Agreements (Amortized Cost $556,200)		556,200
Total Investments (Amortized Cost $1,359,978) — 100.0%		1,359,978
Other assets in excess of liabilities — 0.0%		246
NET ASSETS — 100.0%		$1,360,224

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AGM — Insured by Assured Guaranty Municipal Corporation

AMT — Subject to alternative minimum tax

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments
Federal Money Market Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (4.5%)
Straight-A Funding LLC 0.25% (a), 5/2/11 (b)	$4,500	$4,500
0.20% (a), 7/6/11 (b)	23,000	22,992
Total Commercial Paper (Amortized Cost $27,492)		27,492
U.S. Government Agency Securities (43.4%)
Federal Farm Credit Bank 0.32% (c), 6/9/11	50,000	50,000
0.25% (c), 8/26/11	125,000	124,996
0.14% (c), 11/4/11	50,000	49,997
Federal Home Loan Bank 0.00% (a), 5/2/11	1,590	1,590
0.40%, 12/20/11, Callable 6/20/11 @ 100	13,900	13,899
0.43%, 2/22/12, Callable 5/9/11 @ 100	25,000	25,000
Total U.S. Government Agency Securities (Amortized Cost $265,482)		265,482
U.S. Treasury Obligations (4.6%)
U.S. Treasury Bills, 0.01% (a), 5/5/11	8,000	8,000
U.S. Treasury Notes, 1.00%, 7/31/11	20,000	20,039
Total U.S. Treasury Obligations (Amortized Cost $28,039)		28,039
Repurchase Agreements (47.5%)
Deutsche Bank Securities, Inc., 0.04%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $75,000, collateralized by U.S. Government Agency Securities, 4.00%-5.00%, 7/1/25-1/1/40, market value $76,500)	75,000	75,000
Goldman Sachs Group, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $60,400, collateralized by U.S. Government Agency Securities, 4.00%-6.50%, 9/1/23-1/1/41, market value $61,608)	60,400	60,400
Morgan Stanley, 0.03%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 5.50%-6.00%, 5/1/35-10/1/37, market value $5,100)	5,000	5,000
RBS Securities, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $75,000, collateralized by U.S. Government Agency Securities, 2.03%-6.05%, 6/1/16-4/1/48, market value $76,501)	75,000	75,000
UBS Securities LLC, 0.06%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $75,000, collateralized by U.S. Government Agency Securities, 0.00%-6.50%, 2/15/26-1/15/41, market value $76,500)	75,000	75,000
Total Repurchase Agreements (Amortized Cost $290,400)		290,400
Total Investments (Amortized Cost $611,413) (d) — 100.0%		611,413
Other assets in excess of liabilities — 0.0%		236
NET ASSETS — 100.0%		$611,649

See notes to financial statements.

8

The Victory Portfolios  Schedule of Portfolio Investments — continued
Federal Money Market Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(d)  Represents cost for financial reporting and federal income tax purposes.

See notes to financial statements.

9

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
ASSETS:
Investments, at amortized cost	$803,778	$321,013
Repurchase agreements, at value (a)	556,200	290,400
Total Investments	1,359,978	611,413
Cash	60	125
Interest receivable	469	198
Receivable from Adviser	—	10
Prepaid expenses	51	35
Total Assets	1,360,558	611,781
LIABILITIES:
Distributions payable	9	1
Accrued expenses and other payables:
Investment advisory fees	71	—
Administration fees	110	47
Custodian fees	14	6
Transfer agent fees	41	20
Chief Compliance Officer fees	1	1
Trustee fees	4	3
Shareholder servicing fees	1	—	(b)
Other accrued expenses	83	54
Total Liabilities	334	132
NET ASSETS:
Capital	1,360,084	611,732
Distributions in excess of net investment income	(122)	(144)
Accumulated net realized gains from investments	262	61
Net Assets	$1,360,224	$611,649
Net Assets
Investor Shares	$1,326,762	$535,077
Select Shares	33,462	76,572
Total	$1,360,224	$611,649
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Investor Shares	1,326,770	535,145
Select Shares	33,463	76,585
Total	1,360,233	611,730
Net asset value, offering and redemption price per share:
Investor Shares	$1.00	$1.00
Select Shares	$1.00	$1.00

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1.

See notes to financial statements.

10

Statements of Operations

The Victory Portfolios   For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	Institutional Money Market Fund	Federal Money Market Fund
Investment Income:
Interest income	$2,022	$750
Total Income	2,022	750
Expenses:
Investment advisory fees	1,352	805
Administration fees	665	318
Shareholder servicing fees — Select Shares	57	102
Custodian fees	94	49
Transfer agent fees	124	59
Transfer agent fees — Investor Shares	55	24
Transfer agent fees — Select Shares	3	5
Trustees' fees	69	34
Chief Compliance Officer fees	9	4
Legal and audit fees	112	53
State registration and filing fees	23	15
Other expenses	72	36
Total Expenses	2,635	1,504
Shareholder servicing fees waived — Select Shares	(42)	(96)
Expenses waived/reimbursed by Adviser	(639)	(690)
Net Expenses	1,954	718
Net Investment Income	68	32
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	6	— (a)
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	3,104	—
Change in net assets resulting from operations	$3,178	$32

(a)  Rounds to less than $1.

See notes to financial statements.

11

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$68	$1,066	$32	$58
Net realized gains (losses) from investment transactions	6	(6,466)	— (a)	98
Net change in unrealized appreciation/depreciation on investments	—	3,962	—	—
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	3,104	3,869	—	—
Net increase from payment by the sub-administrator (note 3)	—	305	—	153
Change in net assets resulting from operations	3,178	2,736	32	309
Distributions to Shareholders:
From net investment income:
Investor Shares	(610)	(1,413)	(85)	(203)
Select Shares	(20)	(36)	(11)	(31)
Change in net assets resulting from distributions to shareholders	(630)	(1,449)	(96)	(234)
Change in net assets from capital transactions	(19,935)	(776,568)	(2,859)	(461,645)
Change in net assets	(17,387)	(775,281)	(2,923)	(461,570)
Net Assets:
Beginning of period	1,377,611	2,152,892	614,572	1,076,142
End of period	$1,360,224	$1,377,611	$611,649	$614,572
Undistributed (distributions in excess of) net investment income	$(122)	$440	$(144)	$(80)

(a)  Rounds to less than $1

See notes to financial statements.

12

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Institutional Money Market Fund		Federal Money Market Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,380,050	$5,982,149	$1,474,856	$3,796,141
Dividends reinvested	125	536	58	151
Cost of shares redeemed	(1,390,753)	(6,670,381)	(1,450,215)	(4,142,942)
Total Investor Shares	$(10,578)	$(687,696)	$24,699	$(346,650)
Select Shares
Proceeds from shares issued	121,184	1,111,068	401,619	831,409
Dividends reinvested	20	35	11	30
Cost of shares redeemed	(130,561)	(1,199,975)	(429,188)	(946,434)
Total Select Shares	$(9,357)	$(88,872)	$(27,558)	$(114,995)
Change in net assets from capital transactions	$(19,935)	$(776,568)	$(2,859)	$(461,645)
Share Transactions:
Investor Shares
Issued	1,380,050	5,982,149	1,474,856	3,796,141
Reinvested	125	536	58	151
Redeemed	(1,390,753)	(6,670,381)	(1,450,215)	(4,142,942)
Total Investor Shares	(10,578)	(687,696)	24,699	(346,650)
Select Shares
Issued	121,184	1,111,068	401,619	831,409
Reinvested	20	35	11	30
Redeemed	(130,561)	(1,199,975)	(429,188)	(946,434)
Total Select Shares	(9,357)	(88,872)	(27,558)	(114,995)
Change in Shares	(19,935)	(776,568)	(2,859)	(461,645)

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Investment Activities:
Net investment income	—	(a)	0.001	(b)	0.008	0.028	0.051		0.044
Net realized/ unrealized gains on investments	—	(a)	—	(a)	— (a)	— (a)	—	(a)	—
Total from Investment Activities	—	(a)	0.001		0.008	0.028	0.051		0.044
Distributions:
Net investment income	—	(a)	(0.001)		(0.008)	(0.028)	(0.051)		(0.044)
Total Distributions	—	(a)	(0.001)		(0.008)	(0.028)	(0.051)		(0.044)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return (c)	0.04%		0.08	%(d)	0.77%	2.84%	5.18	%(e)	4.54%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,326,762		$1,334,760		$2,021,341	$1,743,738	$1,636,897		$1,352,595
Ratio of net expenses to average net assets (f)	0.29%		0.36%		0.40%	0.36%	0.37%		0.38%
Ratio of net investment income to average net assets (f)	0.01%		0.07%		0.76%	2.80%	4.97%		4.45%
Ratio of gross expenses to average net assets (f) (g)	0.38%		0.38%		0.40%	0.36%	0.37%		0.38%
Ratio of net investment income to average net assets (f) (g)	(0.08)%		0.05%		0.76%	2.80%	4.97%		4.45%

(a)  Rounds to less than $0.001 per share.

(b)  A portion of the amount includes payments from an affiliate of the Adviser and/or the sub-administrator.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(e)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Institutional Money Market Fund
	Select Shares
	Six Months Ended April 30, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Investment Activities:
Net investment income	—	(a)	—	(a)(b)	0.005	0.025	0.048		0.042
Net realized and unrealized gains (losses) on investments	—	(a)	—	(a)	— (a)	— (a)	—	(a)	—
Total from Investment Activities	—	(a)	—	(a)	0.005	0.025	0.048		0.042
Distributions:
Net investment income	—	(a)	—	(a)	(0.005)	(0.025)	(0.048)		(0.042)
Total Distributions	—	(a)	—	(a)	(0.005)	(0.025)	(0.048)		(0.042)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return (c)	0.04%		0.03	%(d)	0.52%	2.57%	4.91	%(e)	4.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,462		$42,851		$131,551	$126,919	$186,524		$157,785
Ratio of net expenses to average net assets (f)	0.29%		0.42%		0.66%	0.61%	0.62%		0.63%
Ratio of net investment income to average net assets (f)	0.01%		0.01%		0.55%	2.61%	4.70%		4.24%
Ratio of gross expenses to average net assets (f) (g)	0.66%		0.64%		0.66%	0.61%	0.62%		0.63%
Ratio of net investment income to average net assets (f) (g)	(0.36)%		(0.21)%		0.55%	2.61%	4.70%		4.24%

(a)  Rounds to less than $0.001 per share.

(b)  A portion of the amount includes payments from an affiliate of the Adviser and/or the sub-administrator.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(e)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

15

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Investor Shares
	Six Months Ended April 30, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Investment Activities:
Net investment income	—	(a)	—	(a)(b)	0.002	0.025	0.050		0.044
Net realized/unrealized gains on investments	—	(a)	—	(a)	— (a)	— (a)	—	(a)	— (a)
Total from Investment Activities	—	(a)	—	(a)	0.002	0.025	0.050		0.044
Distributions:
Net investment income	—	(a)	—	(a)	(0.002)	(0.025)	(0.050)		(0.044)
Net realized gains from investments	—		—		— (a)	—	—		—
Total Distributions	—	(a)	—	(a)	(0.002)	(0.025)	(0.050)		(0.044)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return (c)	0.01%		0.03	%(d)	0.19%	2.53%	5.07	%(e)	4.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$535,077		$510,436		$857,020	$1,350,683	$1,356,283		$1,142,994
Ratio of net expenses to average net assets (f)	0.22%		0.37%		0.45%	0.40%	0.42%		0.43%
Ratio of net investment income to average net assets (f)	0.01%		0.01%		0.19%	2.52%	4.86%		4.35%
Ratio of gross expenses to average net assets (f) (g)	0.43%		0.43%		0.47%	0.40%	0.42%		0.43%
Ratio of net investment income to average net assets (f) (g)	(0.20)%		(0.05)%		0.17%	2.52%	4.86%		4.35%

(a)  Rounds to less than $0.001 per share.

(b)  A portion of the amount includes payments from an affiliate of the Adviser and/or the sub-administrator.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(e)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

16

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Federal Money Market Fund
	Select Shares
	Six Months Ended April 30, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Investment Activities:
Net investment income	—	(a)	—	(a)(b)	0.001	0.022	0.047		0.041
Net realized/ unrealized gains on investments	—	(a)	—	(a)	— (a)	— (a)	—	(a)	— (a)
Total from Investment Activities	—	(a)	—	(a)	0.001	0.022	0.047		0.041
Distributions:
Net investment income	—	(a)	—	(a)	(0.001)	(0.022)	(0.047)		(0.041)
Net realized gains from investments	—		—		— (a)	—	—		—
Total Distributions	—	(a)	—	(a)	(0.001)	(0.022)	(0.047)		(0.041)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return (c)	0.01%		0.03	%(d)	0.06%	2.27%	4.81	%(e)	4.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$76,572		$104,136		$219,122	$570,433	$497,207		$454,105
Ratio of net expenses to average net assets (f)	0.22%		0.37%		0.61%	0.65%	0.67%		0.69%
Ratio of net investment income to average net assets (f)	0.01%		0.01%		0.06%	2.23%	4.61%		4.14%
Ratio of gross expenses to average net assets (f) (g)	0.70%		0.69%		0.72%	0.65%	0.67%		0.69%
Ratio of net investment income to average net assets (f) (g)	(0.47)%		(0.31)%		(0.05)%	2.23%	4.61%		4.14%

(a)  Rounds to less than $0.001 per share.

(b)  A portion of the amount includes payments from an affiliate of the Adviser and/or the sub-administrator.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(e)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

17

Notes to Financial Statements

The Victory Portfolios  April 30, 2011

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2011, the Trust offered shares of 23 funds. The accompanying financial statements are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds" and individually, a "Fund").

The Funds are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds are valued on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. In certain circumstances, securities may be valued at fair value determined pursuant to procedures approved by the Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 in the fair value hierarchy.

18

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine them more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than +/- 0.5% are indentified and validated with the pricing service. If Victory Capital Management Inc. ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, it will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board will be convened to determine what action, if any, to initiate.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended April 30, 2011, there were no Level 1 or Level 3 investments.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2011 (in thousands):

Fund Name	LEVEL 2 — Other Significant Observable Inputs	Total
Institutional Money Market Fund
Certificates of Deposit	$181,920	$181,920
Commercial Paper	301,364	301,364
Corporate Bonds	93,075	93,075
Municipal Bonds	120,671	120,671
U.S. Government Agency Securities	106,748	106,748
Repurchase Agreements	556,200	556,200
Total	1,359,978	1,359,978
Federal Money Market Fund
Commercial Paper	27,492	27,492
U.S. Government Agency Securities	265,482	265,482
U.S. Treasury Obligations	28,039	28,039
Repurchase Agreements	290,400	290,400
Total	$611,413	$611,413

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of April 30, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized

19

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying Statements of Assets and Liabilities. As of April 30, 2011, the Funds had no outstanding when-issued purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly-owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid decrease at various asset levels as a Fund's assets grow. The investment advisory fees of the Institutional Money Market Fund are computed at rates ranging from 0.20% to 0.15% and of the Federal Money Market Fund at rates ranging from 0.25% to 0.15%. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets (except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee). For its custody services to the Trust, The Victory Variable Insurance Funds and The Victory Institutional Funds (the "Victory Trusts"), KeyBank receives fees at annualized rates ranging from 0.013% to 0.0025% of the aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' transfer agent. Under the terms of the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from the Funds a fee of up to 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options,

21

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2011, affiliates of the Adviser earned $16 thousand.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under the Plan.

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. These amounts are not available to be recouped at a future time.

The Funds have entered into a fee waiver and expense reimbursement agreement with the Adviser pursuant to which the Adviser has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield of 0.01%. The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the yield of a class to fall below 0.01%.

The Adviser is contractually limiting fees and expenses until at least February 28, 2012. As of April 30, 2011, the following amounts are available to be repaid to the Adviser.

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Institutional Money Market Fund	$351,794	2013
Institutional Money Market Fund	639,028	2014
Federal Money Market Fund	247,229	2012
Federal Money Market Fund	622,073	2013
Federal Money Market Fund	690,375	2014

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The amounts are disclosed as "Net increase from payment by the sub-administrator" in the Statements of Changes in Net Assets. The corresponding impact to the total return is disclosed in the Financial Highlights.

For the six months ended April 30, 2011, KeyCorp made capital contributions to the Institutional Money Market Fund in the amount of $3,104 thousand to support the mark-to-market net asset value of the Institutional Money Market Fund. The capital contributions effectively maintained an amortized cost net asset value per share at $1.00.

22

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

4.  Risks:

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

5.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.30% on $150 million for providing the Line of Credit. For the six months ended April 30, 2011, KeyCorp earned approximately $223 thousand for the Line of Credit fee. Each Fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. As of April 30, 2011, the Funds had no loans outstanding.

6.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2011.

The tax character of distributions paid during the fiscal year ended October 31, 2010 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions Paid From Ordinary Income
Institutional Money Market Fund	$1,744
Federal Money Market Fund	231

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable differ from the Statements of Assets and Liabilities because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Undistributed Ordinary Income	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ Deficit
Institutional Money Market Fund	$574	$(12)	$(2,848)	$(28)	$(2,314)
Federal Money Market Fund	69	(5)	—	—	64

*The differences between the book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the difference between book and tax recognition of income/losses on certain securities.

23

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

As of October 31, 2010, the following Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (in thousands):

Expiration Year
2017
Institutional Money Market Fund	$2,848

The cost basis of investments of the Institutional Money Market Fund for federal income tax purposes, gross unrealized appreciation, gross realized depreciation and net unrealized appreciation/depreciation as of April 30, 2011 were as follows (in thousands):

	Cost Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Institutional Money Market Fund	$1,360,006	$—	$(28)	$(28)

The Regulated Investment Company Modernization Act of 2010, (the "Act"), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies ("RICs") that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

24

  Supplemental Information
The Victory Portfolios  April 30, 2011

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.

David Brooks Adcock, 59	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 64	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc; Old Mutual US Asset Management.

Teresa C. Barger, 56	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since 2007); Director, International Finance Corporation (1986-2007).	None.

E. Lee Beard, 59	Trustee	February 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005); Principal Owner, ELB Consultants (since 2003).	Penn Millers Holding Corp.

Sally M. Dungan, 57	Trustee	February 2011	Chief Investment Officer, Tufts University.	None.

John L. Kelly, 58	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	USA Synthetic Fuel Corp.

25

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 54	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 70	Trustee	August 2002	Retired; Private investor, Shepherd Investments (since 1996).	None

Leigh A. Wilson, 66	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.

David C. Brown, 39	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President —Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), Victory Capital Management Inc.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews, Kelly and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

26

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 37	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.

Derrick A. MacDonald, 40	Vice President	August 2010	Managing Director of the Adviser, Fund Administration, Technology & Operations (since 2008); Global Business Director, Avery Dennison (2004-2008).

Christopher K. Dyer, 49	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 57	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

Christopher E. Sabato, 42	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Eric B. Phipps, 39	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006); Staff Accountant, United States Securities and Exchange Commission (2004-2006).

Edward J. Veilleux, 67	Chief Compliance Officer	October 2005	President of EJV Financial Services LLC (mutual fund consulting).

27

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.VictoryConnect.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.VictoryConnect.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,000.40	$1.44	0.29%
Select Shares	1,000.00	1,000.40	1.44	0.29%
Federal Money Market Fund
Investor Shares	1,000.00	1,000.10	1.09	0.22%
Select Shares	1,000.00	1,000.10	1.09	0.22%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

28

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

(Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Institutional Money Market Fund
Investor Shares	$1,000.00	$1,023.36	$1.45	0.29%
Select Shares	1,000.00	1,023.36	1.45	0.29%
Federal Money Market Fund
Investor Shares	1,000.00	1,023.70	1.10	0.22%
Select Shares	1,000.00	1,023.70	1.10	0.22%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

29

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

  (Unaudited)

Portfolio Holdings

(As a Percentage of Total Investments)

Institutional Money Market Fund	Federal Money Market Fund

30

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at its regular meeting, which was called for that purpose, on December 1, 2010. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 20, 2010 specifically focused on the Funds' activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• The requirements of the Funds for the services provided by the Adviser;

• The nature and quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

• Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• The profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

• Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

• The capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. The Board noted that the Institutional Money Market Fund's gross fee did not reflect the capital contributions made by the Adviser's parent company to the Fund through November 30, 2010 and each Fund's gross fee did not reflect the Adviser's agreement to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

31

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

  (Unaudited)

Institutional Money Markey Fund:

The Board compared the Institutional Money Market Fund's 0.29% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.24% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.40% to the median net comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group median net expense ratio of 0.29%. It was noted that the Investor Class pays no shareholder servicing fee. The Board then compared the Fund's Investor Class performance for the one-year, three year, five-year and ten-year periods ended July 31, 2010, to that of the peer group for the same periods and considered the fact that the Fund had underperformed the peer group median in each of the periods except the one-year period. The Board noted that the Fund also had underperformed the Morningstar category average in each of the periods except the one-year period.

The Board addressed the Fund's higher expenses and lower performance with the Adviser. The Board noted the Adviser's representation as to the extremely low-yield environment of the past two years.

Having concluded, among other things, that: (1) the Institutional Money Market Fund's management fee and expenses were within an acceptable range; and (2) the Fund's performance, though lower than that of the peer group median for the three-year, five-year and ten-year periods, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Federal Money Market Fund:

With respect to the Federal Money Market Fund, the Board compared the Fund's 0.34% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.27% for the peer group. The Board also compared the Fund's Investor Class annual expense ratio, net of any shareholder servicing fee, of 0.47% to the median net comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the median net expense ratio for the peer group of 0.36%. It was noted that the Investor Class pays no shareholder servicing fee. The Board then compared the Fund's Investor Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group median in each period except the ten-year, during which the Fund's performance equaled that of the peer group median. The Board noted that the Fund had underperformed the appropriate Morningstar category average for each of the periods reviewed.

The Board addressed the Fund's higher expenses and lower performance with the Adviser. The Board noted the Adviser's representation that, while the Fund did not outperform the larger funds in the peer group in the short term, it performed well given the extremely low-yield environment of the past two years.

Having concluded, among other things, that: (1) the Federal Money Market Fund's management fee and expenses, though higher than the median for the peer group, were within an acceptable range; and (2) the Fund's performance, though lower than that of the peer group median in each of the periods over the past ten years, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

32

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

  (Unaudited)

• The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in each Fund achieving its stated investment objective;

• The Adviser's long-standing philosophy of managing the Funds with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's statements regarding its and its affiliates' commitment to providing additional resources to support the Funds through the current market turmoil, as evidenced, among other things, by the significant amounts of capital contributions made by the Adviser's parent company to the Institutional Money Market Fund through November 30, 2010, permitting the Fund to maintain a stable $1 net asset value, and the Adviser's agreement to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

33

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34

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35

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36

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37

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-FIMMF-SEMI (4/11)

April 30, 2011

Semi Annual Report

Government Reserves Fund

Prime Obligations Fund

Financial Reserves Fund

Tax-Free Money Market Fund

Ohio Municipal Money Market Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you seek. Visit us anytime. We're always open.

Shareholder Letter	3

Financial Statements

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	17

Statements of Operations	19

Statements of Changes in Net Assets	21

Financial Highlights	26

Notes to Financial Statements	28

Supplemental Information

Trustee and Officer Information	37

Proxy Voting and Form N-Q Information	40

Expense Examples	40

Portfolio Holdings	42

Advisory Contract Renewal	43

The Funds are distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Portfolios

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.VictoryConnect.com

1

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2

Letter to Our Shareholders

Over the past six months the global economic recovery, though still fragile, has become more sustained. Stocks rallied for the third consecutive quarter, as equity markets continue to respond favorably to accommodative monetary policy and to strong corporate earnings. First quarter 2011 results represent the 9th consecutive quarter of better-than-expected earnings. Corporations have begun spending on merger and acquisition activities, dividend increases and share repurchases. The domestic economy has experienced steadily increasing GDP growth, increasing manufacturing activity and a slowly improving employment picture. These encouraging signs of broad economic improvement have enabled the market to overcome challenges in the form of rising oil prices, the ongoing threats of a U.S. government shutdown, the looming debt ceiling for the Treasury, continued problems with nuclear plants in Japan as well as the emerging supply chain disruptions stemming from the earthquakes and tsunami, and finally some growing strains among EU nations.

Investors continue to favor fixed income funds, depositing net flows of $59 billion YTD through April. Domestic equity funds are regaining momentum with flows near $28 billion, while international equity funds have slowed pace but still took in $17.7 billion. Through April, U.S. equity markets underperformed international markets, with the S&P 500 Index returning 9.06% versus the MSCI EAFE Index 9.54% return. Fixed Income, as measured by the Barclay's U.S. Aggregate Bond Index, had a total return of 1.70%.

While economic data releases have tended to be mixed in recent months with a positive bias, it is evident that there are pockets of weakness in this muted economic recovery. Interest rates have trended slightly higher, driven mainly by improving economic fundamentals, heightened inflation concerns and monetary policy uncertainty over The European sovereign debt crisis, the expiration of the U.S. quantitative easing program and debt ceiling debates have created an uncertain near-term outlook.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which

3

investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,

Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Government Reserves Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (3.9%)
Straight-A Funding LLC, 0.20% (a), 7/6/11 (b)	$24,000	$23,991
Total Commercial Paper (Amortized Cost $23,991)		23,991
U.S. Government Agency Securities (59.2%)
Federal Farm Credit Bank 0.14% (c), 11/4/11	25,000	24,999
0.17% (c), 12/7/11	18,000	17,992
Series 1, 0.30% (c), 12/21/11	25,000	24,997
Federal Home Loan Bank 0.00% (a), 5/2/11	101,511	101,511
0.04% (a), 5/6/11	2,700	2,700
0.11% (a), 5/13/11	50,000	49,998
0.12% (c), 5/26/11	25,000	24,998
0.05% (a), 6/1/11	30,219	30,218
0.43%, 12/20/11, Callable 6/20/11 @ 100	4,000	4,000
0.43%, 2/22/12, Callable 5/9/11 @ 100	10,000	10,000
Federal Home Loan Mortgage Corp. 0.05% (a), 5/23/11 – 5/31/11	17,414	17,414
0.20% (a), 7/11/11	16,230	16,223
0.23% (c), 11/7/11, MTN	10,000	9,998
0.08% (c), 11/9/11	10,000	9,989
0.09% (c), 1/13/12	19,700	19,686
Total U.S. Government Agency Securities (Amortized Cost $364,723)		364,723
U.S. Treasury Obligations (36.9%)
U.S. Treasury Bills 0.01% (a), 5/5/11	42,000	42,000
0.11% (a), 5/12/11	30,000	29,999
0.09% (a), 5/19/11	15,000	14,999
0.02% (a), 5/26/11	50,000	50,000
0.30% (a), 7/28/11	25,000	24,982
0.16% (a), 8/11/11	20,000	19,991
U.S. Treasury Notes, 0.88%, 5/31/11	45,000	45,023
Total U.S. Treasury Obligations (Amortized Cost $226,994)		226,994
Total Investments (Amortized Cost $615,708) (d) — 100.0%		615,708
Other assets in excess of liabilities — 0.0%		214
NET ASSETS — 100.0%		$615,922

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(d)  Represents cost for financial reporting and federal income tax purposes.

LLC — Limited Liability Co.

MTN — Medium Term Note

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments
Prime Obligations Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (14.2%)
Bank of Montreal Chicago, 0.37%, 6/7/11	$6,500	$6,500
Bank of Nova Scotia, 0.26% (a), 6/9/11	5,800	5,800
Canadian Imperial Bank of Commerce NY, 0.31% (a), 5/27/11	3,400	3,400
Deutsche Bank NY, 0.31% (a), 7/25/11	3,200	3,200
Dexia Credit Local SA NY, 0.69% (a), 11/3/11	17,700	17,700
National Australia Bank Ltd. NY, 0.32% (a), 10/5/11	3,000	3,000
Royal Bank of Scotland PLC 0.98%, 8/19/11	1,200	1,202
0.81%, 11/10/11	2,400	2,403
Societe Generale NY, 0.39% (a), 10/18/11	6,000	6,000
Total Certificates of Deposit (Amortized Cost $49,205)		49,205
Commercial Paper (23.8%)
Abbey National North America LLC, 0.16% (b), 5/9/11	14,000	13,999
Citigroup Funding, Inc., 0.32% (b), 6/20/11	6,600	6,597
ENI Finance USA, Inc., 0.43% (b), 6/27/11 (c)	7,200	7,195
Natixis US Finance Co., 0.16% (b), 5/19/11	4,500	4,500
Northwestern University, 0.24% (b), 6/10/11	1,000	1,000
Standard Chartered Bank PLC, 0.29% (b), 5/17/11 (c)	13,200	13,198
Straight-A Funding LLC 0.25% (b), 5/2/11 (c)	2,100	2,100
0.20% (b), 7/6/11 (c)	14,000	13,995
Svenska Handelsbank, Inc., 0.28% (b), 7/15/11	6,300	6,296
Toyota Motor Credit Corp. 0.23% (b), 5/5/11	7,400	7,400
0.29% (b), 7/6/11	6,100	6,097
Total Commercial Paper (Amortized Cost $82,377)		82,377
Corporate Bonds (7.8%)
Asset Funding Co. Ltd., 0.90% (a), 8/23/11 (c)	15,000	15,000
Goldman Sachs Group, Inc., 0.75%, 3/16/12, Callable 6/17/11 @ 100, MTN	5,000	5,000
IBM International Group Capital LLC, 0.57% (a), 3/23/12 (c)	7,000	7,000
Total Corporate Bonds (Amortized Cost $27,000)		27,000
Municipal Bonds (9.7%)
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.27% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.24% (a), 11/15/22, LOC JPMorgan Chase Bank	3,000	3,000
Denver Public Schools Certificates, Series A-2, 0.16% (a), 12/15/37, LOC JPMorgan Chase Bank, AGM	1,000	1,000
Michigan State Strategic Fund Ltd. Obligation Revenue, Orchestra Place Renewal Partnership, 0.46% (a), 9/1/22, LOC Bank of America N.A.	1,000	1,000
New Jersey Housing & Mortgage Finance Agency Multi-family Revenue, Series C, 0.30% (a), 11/1/39, LOC Bank of America N.A.	1,945	1,945
San Jose Financing Authority Revenue, Series F, 0.20% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.28% (a), 4/1/24, LOC Bank of America N.A., AMT	3,429	3,429

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Prime Obligations Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Signal Mountain Health Educational & Housing Facility Board Revenue, Alexian Village of Tennessee, Inc., 0.27% (a), 1/1/28, LOC Bank of America N.A.	$1,300	$1,300
Tobacco Settlement Authority Revenue, Series B, 5.60%, 6/1/35, Prerefunded 6/1/11 @ 101	2,100	2,131
Total Municipal Bonds (Amortized Cost $33,805)		33,805
U.S. Government Agency Securities (8.5%)
Federal Home Loan Bank, 0.40%, 12/20/11, Callable 6/20/11 @ 100	9,100	9,099
Federal Home Loan Mortgage Corp. 0.23% (a), 11/7/11, MTN	6,000	5,999
0.08% (a), 11/9/11	5,000	4,995
0.09% (a), 1/13/12	9,400	9,393
Total U.S. Government Agency Securities (Amortized Cost $29,486)		29,486
Repurchase Agreements (35.9%)
Deutsche Bank Securities, Inc., 0.04%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 4.00%, 1/1/40, market value $25,500)	25,000	25,000
Goldman Sachs Group, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $44,300, collateralized by U.S. Government Agency Securities, 3.00%-6.50%, 6/1/25-3/1/41, market value $45,186)	44,300	44,300
Morgan Stanley, 0.03%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $5,000, collateralized by U.S. Government Agency Securities, 3.50%-6.00%, 1/1/25-1/1/41, market value $5,100)	5,000	5,000
RBS Securities, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 3.19%-4.72%, 3/1/38-5/1/41, market value $25,503)	25,000	25,000
UBS Securities LLC, 0.06%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 4.50%-6.50%, 6/15/39-4/15/41, market value $25,500)	25,000	25,000
Total Repurchase Agreements (Amortized Cost $124,300)		124,300
Total Investments (Amortized Cost $346,173) — 99.9%		346,173
Other assets in excess of liabilities — 0.1%		193
NET ASSETS — 100.0%		$346,366

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AGM — Insured by Assured Guaranty Municipal Corporation

AMT — Subject to alternative minimum tax

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

7

The Victory Portfolios  Schedule of Portfolio Investments
Financial Reserves Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Certificates of Deposit (14.6%)
Bank of Montreal Chicago, 0.37%, 6/7/11	$8,900	$8,901
Bank of Nova Scotia, 0.26% (a), 6/9/11	6,800	6,800
Canadian Imperial Bank of Commerce NY, 0.31% (a), 5/27/11	3,700	3,700
Deutsche Bank NY, 0.31% (a), 7/25/11	4,000	4,000
Dexia Credit Local SA NY, 0.69% (a), 11/3/11	19,200	19,200
National Australia Bank Ltd. NY, 0.32% (a), 10/5/11	3,000	3,000
Royal Bank of Scotland PLC 0.98%, 8/19/11	1,400	1,403
0.81%, 11/10/11	2,800	2,803
Societe Generale NY, 0.39% (a), 10/18/11	7,000	7,000
Total Certificates of Deposit (Amortized Cost $56,807)		56,807
Commercial Paper (25.4%)
Abbey National North America LLC, 0.16% (b), 5/9/11	16,000	15,999
Citigroup Funding, Inc., 0.32% (b), 6/20/11	9,000	8,996
ENI Finance USA, Inc., 0.43% (b), 6/27/11 (c)	9,300	9,294
Natixis US Finance Co., 0.16% (b), 5/19/11	4,500	4,499
Northwestern University, 0.24% (b), 6/10/11	1,200	1,200
Standard Chartered Bank PLC, 0.29% (b), 5/17/11 (c)	18,000	17,998
Straight-A Funding LLC 0.25% (b), 5/2/11 (c)	1,900	1,900
0.20% (b), 7/6/11 (c)	16,000	15,994
Svenska Handelsbank, Inc., 0.28% (b), 7/15/11	7,200	7,196
Toyota Motor Credit Corp. 0.23% (b), 5/5/11	8,600	8,600
0.29% (b), 7/6/11	7,100	7,096
Total Commercial Paper (Amortized Cost $98,772)		98,772
Corporate Bonds (6.9%)
Asset Funding Co. Ltd., 0.90% (a), 8/23/11 (c)	17,000	17,000
Goldman Sachs Group, Inc., 0.75%, 3/16/12, Callable 6/17/11 @ 100, MTN	6,000	6,000
IBM International Group Capital LLC, 0.57% (a), 3/23/12 (c)	4,000	4,000
Total Corporate Bonds (Amortized Cost $27,000)		27,000
Municipal Bonds (9.7%)
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.27% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
Denver City & County Airport Revenue, Series C, 0.24% (a), 11/15/22, LOC JPMorgan Chase Bank	2,700	2,700
Denver Public Schools Certificates, Series A-2, 0.16% (a), 12/15/37, LOC JPMorgan Chase Bank, AGM	1,200	1,200
Michigan State Strategic Fund Ltd. Obligation Revenue, Orchestra Place Renewal Partnership, 0.46% (a), 9/1/22, LOC Bank of America N.A.	1,000	1,000
San Jose Financing Authority Revenue, Series F, 0.20% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.28% (a), 4/1/24, LOC Bank of America N.A., AMT	5,606	5,606
Signal Mountain Health Educational & Housing Facility Board Revenue, Alexian Village of Tennessee, Inc., 0.27% (a), 1/1/28, LOC Bank of America N.A.	5,700	5,700

See notes to financial statements.

8

The Victory Portfolios  Schedule of Portfolio Investments — continued
Financial Reserves Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Authority Revenue, Series B, 5.60%, 6/1/35, Prerefunded 6/1/11 @ 101	$2,400	$2,435
Total Municipal Bonds (Amortized Cost $37,641)		37,641
U.S. Government Agency Securities (9.2%)
Federal Home Loan Bank, 0.40%, 12/20/11, Callable 6/20/11 @ 100	10,250	10,249
Federal Home Loan Mortgage Corp. 0.23% (a), 11/7/11, MTN	6,000	5,999
0.08% (a), 11/9/11	10,000	9,989
0.09% (a), 1/13/12	9,600	9,593
Total U.S. Government Agency Securities (Amortized Cost $35,830)		35,830
Repurchase Agreements (34.1%)
Deutsche Bank Securities, Inc., 0.04%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 4.00%-6.50%, 8/1/39-1/1/40, market value $25,500)	25,000	25,000
Goldman Sachs Group, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $47,300, collateralized by U.S. Government Agency Securities, 3.50%-6.50%, 11/1/22-6/1/40, market value $48,246)	47,300	47,300
Morgan Stanley, 0.03%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $10,000, collateralized by U.S. Government Agency Securities, 4.50%-6.00%, 5/1/23-4/1/40, market value $10,200)	10,000	10,000
RBS Securities, Inc., 0.05%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 3.19%-5.90%, 5/1/36-5/1/41, market value $25,505)	25,000	25,000
UBS Securities LLC, 0.06%, 5/2/11 (Date of agreement 4/29/11, Proceeds at maturity $25,000, collateralized by U.S. Government Agency Securities, 4.00%-6.50%, 4/15/26-4/15/41, market value $25,500)	25,000	25,000
Total Repurchase Agreements (Amortized Cost $132,300)		132,300
Total Investments (Amortized Cost $388,350) — 99.9%		388,350
Other assets in excess of liabilities — 0.1%		204
NET ASSETS — 100.0%		$388,554

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Rate represents the effective yield at purchase.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AGM — Insured by Assured Guaranty Municipal Corporation

AMT — Subject to alternative minimum tax

LLC — Limited Liability Co.

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

9

The Victory Portfolios  Schedule of Portfolio Investments
Tax-Free Money Market Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (91.6%)
Alabama (1.5%):
Mobile Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 0.27% (a), 6/1/32, LOC Bayerische Landesbank	$3,200	$3,200
California (5.0%):
California State Kindergarten, GO, Series B3, 0.22% (a), 5/1/34, LOC Citibank N.A.	5,525	5,525
California Statewide Communities Development Authority Revenue, Rady Children's Hospital, Series C, 0.23% (a), 8/15/36, LOC Northern Trust Co.	5,000	5,000
		10,525
Colorado (2.4%):
Commerce City, Northern Infrastructure General Improvement, GO, 0.28% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
District of Columbia (0.1%):
State Revenue, Lowell School, Inc. Project, 0.43% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300
Florida (3.6%):
Florida Development Finance Corp., IDR, 4504 30th Street West LLC Project, 0.47% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,035	3,035
Hillsborough County, IDR, Tampa Metropolitan Area YMCA, Inc. Project, 0.29% (a), 3/1/25, LOC Bank of America N.A.	3,150	3,150
Orange County, IDR, Lake Highland School, Inc., 0.29% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
		7,635
Illinois (10.0%):
Chicago O'Hare International Airport Revenue, Series D, 0.90% (a), 1/1/35, LOC Dexia Credit Local	6,100	6,100
Finance Authority Revenue, Kohl Children's Museum, 0.29% (a), 7/1/34, LOC Northern Trust Co.	1,100	1,100
Finance Authority Revenue, YMCA Metro Chicago Project, 0.25% (a), 6/1/34, LOC Harris Trust & Savings Bank	2,400	2,400
Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.00% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	605	605
Illinois Finance Authority Revenue, Dominican University, 0.27% (a), 3/1/36, LOC JPMorgan Chase Bank	6,875	6,875
Illinois Finance Authority Revenue, The Carle Foundation Hospital, Series B, 0.19% (a), 2/15/33, LOC Northern Trust Co.	1,675	1,675
Lake County, IDR, Northpoint Associates LLC Project, 0.37% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
		20,955
Indiana (0.6%):
Fort Wayne, EDR, PHD, Inc. Project, 0.67% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,200	1,200
Kentucky (4.6%):
Christian County Association of County Leasing Trust Revenue, Lease Program, Series A, 0.26% (a), 6/1/38, LOC U.S. Bank N.A.	60	60

See notes to financial statements.

10

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.47% (a), 7/1/26, LOC Branch Banking & Trust, AMT	$3,700	$3,700
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist Healthcare System, Inc., Series B-3, 0.23% (a), 8/15/38, LOC Branch Banking & Trust	6,000	6,000
		9,760
Louisiana (1.2%):
Public Facilities Authority Revenue, Christus Health, Series B2, 0.22% (a), 7/1/47, LOC Bank of New York	2,500	2,500
Maryland (3.3%):
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.30% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340
State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, 0.23% (a), 7/1/41, LOC SunTrust Bank	3,700	3,700
		7,040
Massachusetts (4.4%):
State Department of Transportation, Metropolitan Highway System Revenue, Series A-1, 0.25% (a), 1/1/37, LOC Citibank N.A.	7,800	7,800
State Health & Educational Facilities Authority Revenue, The Children's Hospital Corp., Series N-1, 0.20% (a), 10/1/29, LOC TD Bank N.A.	1,500	1,500
		9,300
Michigan (4.6%):
State Higher Educational Facilities, 0.33% (a), 5/1/33, LOC Comerica Bank	2,265	2,265
State Hospital Financial Authority Revenue, Crittenton Hospital Medical Center, Series A, 0.30% (a), 3/1/30, LOC Comerica Bank	6,300	6,300
State Strategic Fund Limited Obligation Revenue, 0.33% (a), 7/1/27, LOC Comerica Bank	1,055	1,055
		9,620
Minnesota (0.5%):
New Brighton, IDR, Donatelle Holdings Project, 0.50% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	975	975
Mississippi (4.3%):
Mississippi Business Finance Commission Revenue, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project Series F, 0.20% (a), 12/1/30, Guaranteed by Chevron Corp.	4,000	4,000
Series G, 0.17% (a), 11/1/35, Guaranteed by Chevron Corp.	5,000	5,000
		9,000
Missouri (3.1%):
Kansas City Special Obligation, Series F, 0.90% (a), 4/15/25, LOC Dexia Credit Local	4,965	4,965
St. Charles County, IDR, Cedar Ridge Project, 0.26% (a), 5/15/31, FNMA	1,480	1,480
		6,445

See notes to financial statements.

11

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Jersey (1.6%):
Visiting Nurse Association, EDR, 0.33% (a), 6/1/31, LOC Sun Bank N.A.	$3,400	$3,400
North Carolina (0.5%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.27% (a), 12/1/24, LOC Bank of America N.A.	960	960
Ohio (14.6%):
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.27% (a), 7/1/38, LOC JPMorgan Chase Bank	6,895	6,895
Lyndhurst, EDR, Hawken School Project, 0.28% (a), 5/1/27, LOC National City Bank	4,560	4,560
Lyndhurst, GO, BAN 1.10%, 3/14/12	750	752
1.25%, 8/18/11	650	651
Mentor, GO, BAN, 1.50%, 8/26/11	2,740	2,745
Montgomery County Cultural Facilities Revenue, Dayton Art Institute Project, 0.31% (a), 9/1/21, LOC U.S. Bank N.A.	2,780	2,780
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.24% (a), 12/1/44, LOC Bank of America N.A.	3,650	3,650
Ohio State Water Development Authority Revenue, Timken Co., 0.24% (a), 11/1/25, LOC Northern Trust Co.	3,500	3,500
Portage County Health Care Facilities Revenue, 0.77% (a), 2/1/17, LOC National City Bank	1,220	1,220
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.27% (a), 7/1/39, LOC U.S. Bank N.A.	3,900	3,900
		30,653
Pennsylvania (6.0%):
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.28% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.31% (a), 10/1/31, LOC PNC Bank N.A.	4,210	4,210
Philadelphia Airport Revenue, Series C, 0.25% (a), 6/15/25, LOC TD Bank N.A., AMT	4,800	4,800
Pittsburgh Water & Sewer System Authority Revenue, Series B2, 0.24% (a), 9/1/39, LOC PNC Bank N.A.	2,000	2,000
		12,710
Texas (5.9%):
Austin Hotel Occupancy Tax Revenue, Sub-Series A, 0.40% (a), 11/15/29, LOC Dexia Credit Local	7,100	7,100
Metropolitan Higher Education Authority Revenue, University of Dallas Project, 0.27% (a), 8/1/38, LOC JPMorgan Chase Bank	5,300	5,300
		12,400
Utah (2.4%):
Utah Transit Authority Sales Tax Revenue, Sub-Series B, 0.20% (a), 6/15/36, LOC BNP Paribas	5,100	5,100

See notes to financial statements.

12

The Victory Portfolios  Schedule of Portfolio Investments — continued
Tax-Free Money Market Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Vermont (2.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Inc., Series A, 0.24% (a), 12/1/30, LOC TD Banknorth N.A.	$4,490	$4,490
Virginia (1.0%):
Virginia Commonwealth University Health System Authority Revenue, Series B, 0.26% (a), 7/1/37, LOC Branch Banking & Trust	2,100	2,100
Washington (1.4%):
Washington State Economic Development Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.45% (a), 1/1/33, LOC U.S. Bank N.A., AMT	2,915	2,915
West Virginia (2.2%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.28% (a), 12/1/31, LOC PNC Bank N.A.	4,715	4,715
Wisconsin (4.7%):
Eau Claire Area School District Revenue, Tax & Revenue Anticipation Promissory Notes, 1.00%, 8/26/11	6,000	6,007
Mount Horeb Area School District, GO, BAN, 1.50%, 12/1/11, Callable 5/19/11 @ 100	3,800	3,800
		9,807
Total Municipal Bonds (Amortized Cost $192,705)		192,705
Investment Companies (1.7%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.20% (b)	3,624,879	3,625
Total Investment Companies (Amortized Cost $3,625)		3,625
Total Investments (Amortized Cost $196,330) (c) — 93.3%		196,330
Other assets in excess of liabilities — 6.7%		14,014
NET ASSETS — 100.0%		$210,344

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/11.

(c)  Represents cost for financial reporting and federal income tax purposes.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FNMA — Insured by Federal National Mortgage Association

GO — General Obligation

IDR — Industrial Development Revenue

LLC — Limited Liability Co.

LOC — Letter of Credit

See notes to financial statements.

13

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Money Market Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (91.9%)
Ohio (91.9%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners, Series C, 0.20% (a), 6/1/34, LOC Bank of Nova Scotia	$9,400	$9,400
Avon Local School District, GO, BAN, 1.13%, 12/14/11	1,255	1,258
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.27% (a), 7/1/24, LOC U.S. Bank N.A.	2,100	2,100
Canal Winchester Local School District, GO, BAN, 1.60%, 11/17/11	1,335	1,341
Cleveland-Cuyahoga County, Port Authority Revenue, Carnegie/89th Garage Project, 0.24% (a), 1/1/37, LOC JPMorgan Chase Bank	1,270	1,270
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.26% (a), 3/1/34, LOC U.S. Bank N.A.	2,910	2,910
Columbus Sewer Revenue, Series B, 0.22% (a), 6/1/32	7,210	7,210
Cuyahoga Falls, GO, BAN, 1.25%, 12/8/11	2,880	2,888
Englewood, IDR, YMCA Dayton Project, Series A, 0.44% (a), 3/1/27, LOC Bank One N.A.	3,325	3,325
Forest Park, GO, BAN, Series B, 1.35%, 10/27/11	1,645	1,650
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, Series B, 0.25% (a), 11/1/40	3,250	3,250
Franklin County, EDR, Columbus Electric Funded Project, 0.27% (a), 4/1/21, LOC Bank One N.A.	970	970
Greene County, Street Improvement Tax Increment, GO, BAN, Series C, 3.50%, 7/7/11	1,300	1,307
Hamilton County, Health Care Revenue, Life Enriching Communities Project, Series B, 0.26% (a), 1/1/37, LOC PNC Bank N.A.	3,200	3,200
Hamilton County, Hospital Facilities Revenue, Children's Hospital Medical Center 0.26% (a), 5/15/28, LOC U.S. Bank N.A.	390	390
Series M, 0.24% (a), 5/15/37, LOC JPMorgan Chase & Co.	2,400	2,400
Hamilton County, Parking System Revenue, 0.26% (a), 12/1/26, LOC U.S. Bank N.A.	4,735	4,735
Hilliard, IDR, National Sign, 0.50% (a), 12/1/19, LOC Bank One N.A., AMT	1,540	1,540
Hocking Technical College District Certificates, Residence Hall Facilities Project, 0.27% (a), 7/1/38, LOC JPMorgan Chase Bank	11,850	11,850
Jefferson Local School District, Madison County, GO, BAN, 2.00%, 11/23/11	900	905
Kent State University Revenue, General Receipts, Series B, 0.28% (a), 5/1/32, LOC Bank of America N.A.	5,500	5,500
Lake County, GO, BAN, 1.25%, 8/4/11	2,165	2,167
Lorain County, IDR, Malt Properties Ltd. Project, 0.27% (a), 4/1/34, LOC Bank One N.A., AMT	3,420	3,420
Mason, IDR, Crane Plastics Co., 0.31% (a), 2/1/33, LOC U.S. Bank N.A., AMT	3,100	3,100

See notes to financial statements.

14

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.27% (a), 12/1/18, LOC National City Bank	$1,695	$1,695
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.31% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.28% (a), 5/1/38, FHLB	4,155	4,155
Ohio State 0.20% (a), 3/15/25, State of Ohio Enhanced	12,040	12,040
GO, Series B, 0.20% (a), 8/1/21	1,000	1,000
GO, Series B, 0.20% (a), 3/15/25	985	985
GO, Series B, 0.23% (a), 8/1/17	1,500	1,500
GO, Series D, 0.23% (a), 3/15/24	2,300	2,300
Ohio State Air Quality Development Authority Revenue, Dayton Power & Light Co., Series A, 0.26% (a), 11/1/40, LOC JPMorgan Chase Bank, AMT	1,000	1,000
Ohio State Air Quality Development Authority Revenue, Valley Electric Corp. Project, Series B, 0.23% (a), 2/1/26, LOC Bank of Nova Scotia	2,100	2,100
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Foundation, Series B-4, 0.23% (a), 1/1/43	8,520	8,520
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series A, 0.24% (a), 12/1/44, LOC PNC Bank N.A.	5,000	5,000
Ohio State University General Receipts 0.28% (a), 12/1/27	2,200	2,200
Series B, 0.20% (a), 6/1/35	7,100	7,100
Series B, 0.22% (a), 12/1/28	3,200	3,200
Ohio State Water Development Authority Revenue, Timken Co., 0.24% (a), 11/1/25, LOC Northern Trust Co.	3,200	3,200
Olmsted Falls City School District, Energy Conservation Improvement, GO, BAN, 1.75%, 12/8/11	500	502
Princeton City School District, GO, BAN, 1.30%, 11/29/11	625	627
Salem Hospital Revenue, Salem Community Hospital, 0.24% (a), 9/1/35, LOC JPMorgan Chase Bank	1,045	1,045
Seven Hills, Recreation Center Improvement, GO, BAN, 1.50%, 8/16/11	2,850	2,856
Shaker Heights City School District, GO, BAN, 1.00%, 10/4/11	600	601
State EDR, YMCA Greater Cincinnati Project, 0.27% (a), 11/1/21, LOC Bank One N.A.	4,145	4,145
State Higher Educational Facility Revenue, Xavier University Project, Series B, 0.24% (a), 11/1/30, LOC U.S. Bank N.A.	1,000	1,000
State Refunding & Improvement Infrastructure, GO, Series D, 0.23% (a), 2/1/19	400	400
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.32% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700

See notes to financial statements.

15

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Money Market Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.20% (a), 5/15/19, LOC Barclays Bank PLC	$6,600	$6,600
Warren County Health Care Facilities Revenue, Otterbein Homes Project, 0.27% (a), 7/1/39, LOC U.S. Bank N.A.	2,000	2,000
Total Municipal Bonds (Amortized Cost $156,857)		156,857
Investment Companies (4.9%)
BlackRock Ohio Municipal Money Market, 0.00% (b)	8,371,813	8,372
Total Investment Companies (Amortized Cost $8,372)		8,372
Total Investments (Amortized Cost $165,229) (c) — 96.8%		165,229
Other assets in excess of liabilities — 3.2%		5,388
NET ASSETS — 100.0%		$170,617

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/11.

(c)  Represents cost for financial reporting and federal income tax purposes.

AMT — Subject to alternative minimum tax

BAN — Bond Anticipation Note

EDR — Economic Development Revenue

FHLB — Insured by Federal Home Loan Bank

GO — General Obligation

IDR — Industrial Development Revenue

LOC — Letter of Credit

PLC — Public Liability Co.

See notes to financial statements.

16

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund		Financial Reserves Fund
ASSETS:
Investments, at amortized cost	$615,708	$221,873		$256,050
Repurchase agreements, at value (a)	—	124,300		132,300
Total Investments	615,708	346,173		388,350
Cash	48	124		138
Interest receivable	220	133		147
Receivable from Adviser	32	—		—
Prepaid expenses	38	22		25
Total Assets	616,046	346,452		388,660
LIABILITIES:
Distributions payable	3	—	(b)	3
Accrued expenses and other payables:
Investment advisory fees	—	17		22
Administration fees	50	28		32
Custodian fees	6	4		5
Transfer agent fees	23	20		11
Chief Compliance Officer fees	1	—	(b)	— (b)
Trustee fees	3	1		1
Other accrued expenses	38	16		32
Total Liabilities	124	86		106
NET ASSETS:
Capital	616,000	346,338		388,662
Distributions in excess of net investment income	(45)	(78)		(41)
Accumulated net realized gains (losses) from investments	(33)	106		(67)
Net Assets	$615,922	$346,366		$388,554
Net Assets
Class A Shares	—	$346,366		$388,554
Trust Shares	$205,545	—		—
Select Shares	410,377	—		—
Total	$615,922	$346,366		$388,554
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	—	346,387		388,559
Trust Shares	205,522	—		—
Select Shares	410,291	—		—
Total	615,813	346,387		388,559
Net asset value, offering price & redemption price per share:
Class A Shares	—	$1.00		$1.00
Trust Shares	$1.00	—		—
Select Shares	$1.00	—		—

(a)  Value is equal to amortized cost.

(b)  Rounds to less than $1.

See notes to financial statements.

17

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$196,330	$165,229
Cash	50	50
Interest and dividends receivable	132	155
Receivable for investments sold	13,875	5,205
Prepaid expenses	18	18
Total Assets	210,405	170,657
LIABILITIES:
Distributions payable	1	—	(a)
Accrued expenses and other payables:
Investment advisory fees	14	5
Administration fees	19	15
Custodian fees	2	2
Transfer agent fees	7	5
Trustee fees	1	1
Shareholder servicing fees	1	—
Other accrued expenses	16	12
Total Liabilities	61	40
NET ASSETS:
Capital	210,379	170,638
Distributions in excess of net investment income	(22)	(21)
Accumulated net realized gains (losses) from	(13)	—	(a)
Net Assets	$210,344	$170,617
Net Assets
Class A Shares	$210,344	$170,617
Total	$210,344	$170,617
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	210,480	170,643
Total	210,480	170,643
Net asset value, offering price & redemption price per share:
Class A Shares	$1.00	$1.00

(a)  Rounds to less than $1.

See notes to financial statements.

18

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	Government Reserves Fund	Prime Obligations Fund	Financial Reserves Fund
Investment Income:
Interest income	$793	$557	$641
Total Income	793	557	641
Expenses:
Investment advisory fees	1,411	637	1,094
Administration fees	348	181	217
Shareholder servicing fees — Class A Shares	—	455	—
Shareholder servicing fees — Select Shares	631	—	—
Custodian fees	47	31	36
Transfer agent fees	65	66	58
Transfer agent fees — Trust Shares	8	—	—
Transfer agent fees — Select Shares	25	—	—
Trustees' fees	37	19	22
Chief Compliance Officer fees	5	2	3
Legal and audit fees	62	32	39
State registration and filing fees	14	10	9
Other expenses	50	20	21
Total Expenses	2,706	1,453	1,499
Expenses waived/reimbursed by Adviser	(1,315)	(468)	(880)
Shareholder servicing fees waived — Class A Shares	—	(446)	—
Shareholder servicing fees waived — Select Shares	(631)	—	—
Net Expenses	757	539	619
Net Investment Income	36	18	22
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	4	1	1
Net increase from payments by and affiliate for losses due to decline in the value of portfolio securities	—	1,342	1,183
Change in net assets resulting from operations	$40	$1,361	$1,206

See notes to financial statements.

19

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	Tax-Free Money Market Fund	Ohio Municipal Money Market Fund
Investment Income:
Interest income	$336	$248
Dividend income	11	— (a)
Total Income	347	248
Expenses:
Investment advisory fees	412	397
Administration fees	121	91
Shareholder servicing fees — Class A Shares	295	221
Custodian fees	16	12
Transfer agent fees	32	23
Trustees' fees	12	9
Chief Compliance Officer fees	1	1
Legal and audit fees	20	15
State registration and filing fees	9	8
Other expenses	13	15
Total Expenses	931	792
Expenses waived/reimbursed by Adviser	(307)	(332)
Shareholder servicing fees waived — Class A Shares	(289)	(221)
Net Expenses	335	239
Net Investment Income	12	9
Change in net assets resulting from operations	$12	$9

(a)  Rounds to less than $1.

See notes to financial statements.

20

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$36	$66	$18	$59
Net realized gains (losses) from investment transactions	4	4	1	(6,912)
Net change in unrealized appreciation/ depreciation on investments	—	—	—	4,226
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	—	—	1,342	3,935
Net increase from payment by the sub-administrator (note 3)	—	767	—	727
Change in net assets resulting from operations	40	837	1,361	2,035
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(412)	(1,059)
Trust Shares	(13)	(272)	—	—
Select Shares	(31)	(631)	—	—
Change in net assets resulting from distributions to shareholders	(44)	(903)	(412)	(1,059)
Change in net assets from capital transactions	(144,192)	(13,693)	(60,109)	(143,253)
Change in net assets	(144,196)	(13,759)	(59,160)	(142,277)
Net Assets:
Beginning of period	760,118	773,877	405,526	547,803
End of period	$615,922	$760,118	$346,366	$405,526
Accumulated undistributed (distributions in excess of) net investment income	$(45)	$(37)	$(78)	$316

See notes to financial statements.

21

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Government Reserves Fund		Prime Obligations Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	—	—	$344,061	$884,668
Dividends reinvested	—	—	370	979
Cost of shares redeemed	—	—	(404,540)	(1,028,900)
Total Class A Shares	—	—	$(60,109)	$(143,253)
Trust Shares
Proceeds from shares issued	$299,004	$503,853	—	—
Dividends reinvested	— (a)	3	—	—
Cost of shares redeemed	(288,753)	(582,600)	—	—
Total Trust Shares	$10,251	$(78,744)	—	—
Select Shares
Proceeds from shares issued	$1,756,403	$2,524,430	—	—
Dividends reinvested	15	375	—	—
Cost of shares redeemed	(1,910,861)	(2,459,754)	—	—
Total Select Shares	$(154,443)	$65,051	—	—
Change in net assets from capital transactions	$(144,192)	$(13,693)	$(60,109)	$(143,253)
Share Transactions:
Class A Shares
Issued	—	—	344,061	884,668
Reinvested	—	—	370	979
Redeemed	—	—	(404,540)	(1,028,900)
Total Class A Shares	—	—	(60,109)	(143,253)
Trust Shares
Issued	299,004	503,853	—	—
Reinvested	— (b)	3	—	—
Redeemed	(288,753)	(582,600)	—	—
Total Trust Shares	10,251	(78,744)	—	—
Select Shares
Issued	1,756,403	2,524,430	—	—
Reinvested	15	375	—	—
Redeemed	(1,910,861)	(2,459,754)	—	—
Total Select Shares	(154,443)	65,051	—	—
Change in Shares	(144,192)	(13,693)	(60,109)	(143,253)

(a)  Rounds to less than $1.

(b)  Rounds to less than 1.

See notes to financial statements.

22

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Financial Reserves Fund		Tax-Free Money Market Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$22	$147	$12	$18
Net realized gains (losses) from investment transactions	1	(2,143)	—	—
Net change in unrealized appreciation/depreciation on investments	—	1,321	—	—
Net increase from payments by an affiliate for losses due to decline in the value of portfolio securities	1,183	1,018	—	—
Net increase from payment by the sub-administrator (note 3)	—	247	—	261
Change in net assets resulting from operations	1,206	590	12	279
Distributions to Shareholders:
From net investment income:
Class A Shares	(229)	(404)	(14)	(284)
Change in net assets resulting from distributions to shareholders	(229)	(404)	(14)	(284)
Change in net assets from capital transactions	(44,969)	(62,592)	271	(43,685)
Change in net assets	(43,992)	(62,406)	269	(43,690)
Net Assets:
Beginning of period	432,546	494,952	210,075	253,765
End of period	$388,554	$432,546	$210,344	$210,075
Distributions in excess of net investment income	$(41)	$(166)	$(22)	$(20)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$310,079	$574,987	$388,478	$572,446
Dividends reinvested	1	2	6	126
Cost of shares redeemed	(355,049)	(637,581)	(388,213)	(616,257)
Change in net assets from capital transactions	$(44,969)	$(62,592)	$271	$(43,685)
Share Transactions:
Class A Shares
Issued	310,079	574,987	388,478	572,446
Reinvested	1	2	6	126
Redeemed	(355,049)	(637,581)	(388,213)	(616,257)
Change in Shares	(44,969)	(62,592)	271	(43,685)

See notes to financial statements.

23

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Money Market Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9	$14
Net realized gain distribution from investment company shares	—	— (a)
Net increase from payment by the sub-administrator (note 3)	—	300
Change in net assets resulting from operations	9	314
Distributions to Shareholders:
From net investment income:
Class A Shares	(11)	(319)
From net realized gains:
Class A Shares	—	(3)
Change in net assets resulting from distributions to shareholders	(11)	(322)
Change in net assets from capital transactions	5,500	(41,132)
Change in net assets	5,498	(41,140)
Net Assets:
Beginning of period	165,119	206,259
End of period	$170,617	$165,119
Distributions in excess of net investment income	$(21)	$(19)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$143,457	$217,651
Dividends reinvested	8	238
Cost of shares redeemed	(137,965)	(259,021)
Change in net assets from capital transactions	$5,500	$(41,132)
Share Transactions:
Class A Shares
Issued	143,457	217,651
Reinvested	8	238
Redeemed	(137,965)	(259,021)
Change in Shares	5,500	(41,132)

(a)  Rounds to less than $1.

See notes to financial statements.

24

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25

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Distributions from Net Investment Income	Distributions from Net Realized Gains from Investments		Net Asset Value, End of Period
Government Reserves Fund — Trust Shares
Period Ended 04/30/11 (d)	$1.000	—	(e)	—	(e)	— (e)	—		$1.000
Year Ended 10/31/10	$1.000	0.001	(f)	—	(e)	(0.001)	—		$1.000
Year Ended 10/31/09	$1.000	0.002		—	(e)	(0.002)	—	(e)	$1.000
Year Ended 10/31/08	$1.000	0.024		—	(e)	(0.024)	—		$1.000
Year Ended 10/31/07	$1.000	0.047		—	(e)	(0.047)	—		$1.000
Year Ended 10/31/06	$1.000	0.041		—	(e)	(0.041)	—		$1.000
Government Reserves Fund — Select Shares
Period Ended 04/30/11 (d)	$1.000	—	(e)	—	(e)	— (e)	—		$1.000
Year Ended 10/31/10	$1.000	0.001	(f)	—	(e)	(0.001)	—		$1.000
Year Ended 10/31/09	$1.000	0.001		—	(e)	(0.001)	—	(e)	$1.000
Year Ended 10/31/08	$1.000	0.022		—	(e)	(0.022)	—		$1.000
Year Ended 10/31/07	$1.000	0.045		—	(e)	(0.045)	—		$1.000
Year Ended 10/31/06	$1.000	0.039		—	(e)	(0.039)	—		$1.000
Prime Obligations Fund — Class A Shares
Period Ended 04/30/11 (d)	$1.000	0.001		—	(e)	(0.001)	—		$1.000
Year Ended 10/31/10	$1.000	0.002	(f)	—	(e)	(0.002)	—		$1.000
Year Ended 10/31/09	$1.000	0.004		—	(e)	(0.004)	—		$1.000
Year Ended 10/31/08	$1.000	0.024		—	(e)	(0.024)	—		$1.000
Year Ended 10/31/07	$1.000	0.047		—	(e)	(0.047)	—		$1.000
Year Ended 10/31/06	$1.000	0.040		—	(e)	(0.040)	—		$1.000
Financial Reserves Fund — Class A Shares
Period Ended 04/30/11 (d)	$1.000	—	(e)	—	(e)	— (e)	—		$1.000
Year Ended 10/31/10	$1.000	0.001	(f)	—	(e)	(0.001)	—		$1.000
Year Ended 10/31/09	$1.000	0.006		—	(e)	(0.006)	—		$1.000
Year Ended 10/31/08	$1.000	0.025		—	(e)	(0.025)	—		$1.000
Year Ended 10/31/07	$1.000	0.048		—		(0.048)	—		$1.000
Year Ended 10/31/06	$1.000	0.041		—	(e)	(0.041)	—		$1.000
Tax-Free Money Market Fund — Class A Shares
Period Ended 04/30/11 (d)	$1.000	—	(e)	—		— (e)	—		$1.000
Year Ended 10/31/10	$1.000	0.001	(f)	—		(0.001)	—		$1.000
Year Ended 10/31/09	$1.000	0.002		—		(0.002)	—		$1.000
Year Ended 10/31/08	$1.000	0.020		—		(0.020)	—		$1.000
Year Ended 10/31/07	$1.000	0.030		—	(e)	(0.030)	—		$1.000
Year Ended 10/31/06	$1.000	0.026		—	(e)	(0.026)	—		$1.000
Ohio Municipal Money Market Fund — Class A Shares
Period Ended 04/30/11 (d)	$1.000	—	(e)	—		— (e)	—		$1.000
Year Ended 10/31/10	$1.000	0.002	(f)	—	(e)	(0.002)	—	(e)	$1.000
Year Ended 10/31/09	$1.000	0.002		—	(e)	(0.002)	—		$1.000
Year Ended 10/31/08	$1.000	0.019		—		(0.019)	—		$1.000
Year Ended 10/31/07	$1.000	0.029		—		(0.029)	—		$1.000
Year Ended 10/31/06	$1.000	0.025		—	(e)	(0.025)	—		$1.000

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Unaudited.

(e)  Rounds to less than $0.001 per share.

(f)  A portion of the amount includes payments from an affiliate of the Adviser and/or the sub-administrator.

(g)  During the year ended October 31, 2010, the following Funds received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported the distribution of each Fund's shares. Had this payment not been received, the total returns for each of the Funds would have been lower by the amount indicated below:

Government Reserves Fund — Trust and Select Shares  0.09%

Prime Obligations Funds — Class A Shares  0.17%

Financial Reserves Fund — Class A Shares  0.06%

Tax-Free Money Market Fund — Class A Shares  0.11%

Ohio Municipal Money Market Fund — Class A Shares  0.18%

See notes to financial statements.

26

The Victory Portfolios  Financial Highlights — continued

	Total Return(a)		Net Assets at End of Period (000)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)
Government Reserves Fund — Trust Shares
Period Ended 04/30/11 (d)	0.01%		$205,545	0.21%	0.01%	0.59%	(0.37)%
Year Ended 10/31/10	0.11	%(g)	$195,296	0.34%	0.01%	0.58%	(0.23)%
Year Ended 10/31/09	0.22%		$274,060	0.59%	0.20%	0.61%	0.18%
Year Ended 10/31/08	2.43%		$246,828	0.56%	2.34%	0.56%	2.34%
Year Ended 10/31/07	4.84	%(h)	$213,467	0.57%	4.63%	0.57%	4.63%
Year Ended 10/31/06	4.21%		$180,866	0.58%	4.13%	0.58%	4.13%
Government Reserves Fund — Select Shares
Period Ended 04/30/11 (d)	0.01%		$410,377	0.21%	0.01%	0.84%	(0.62)%
Year Ended 10/31/10	0.11	%(g)	$564,822	0.33%	0.01%	0.83%	(0.49)%
Year Ended 10/31/09	0.13%		$499,817	0.71%	0.15%	0.86%	0.00	%(i)
Year Ended 10/31/08	2.18%		$809,481	0.81%	2.19%	0.81%	2.19%
Year Ended 10/31/07	4.58	%(h)	$737,578	0.82%	4.39%	0.82%	4.39%
Year Ended 10/31/06	3.95%		$1,250,288	0.84%	3.85%	0.84%	3.85%
Prime Obligations Fund — Class A Shares
Period Ended 04/30/11 (d)	0.11%		$346,366	0.30%	0.01%	0.80%	(0.49)%
Year Ended 10/31/10	0.25	%(g)(j)	$405,526	0.46%	0.01%	0.79%	(0.32)%
Year Ended 10/31/09	0.44	%(j)	$547,803	0.85%	0.46%	0.85%	0.46%
Year Ended 10/31/08	2.45	%(j)	$845,048	0.77%	2.46%	0.77%	2.46%
Year Ended 10/31/07	4.77	%(h)	$987,738	0.77%	4.58%	0.77%	4.58%
Year Ended 10/31/06	4.12%		$991,096	0.79%	4.03%	0.79%	4.03%
Financial Reserves Fund — Class A Shares
Period Ended 04/30/11 (d)	0.05%		$388,554	0.28%	0.01%	0.68%	(0.39)%
Year Ended 10/31/10	0.09	%(g)(k)	$432,546	0.43%	0.03%	0.68%	(0.22)%
Year Ended 10/31/09	0.57%		$494,952	0.71%	0.59%	0.71%	0.59%
Year Ended 10/31/08	2.53%		$691,504	0.66%	2.45%	0.66%	2.45%
Year Ended 10/31/07	4.86	%(h)	$583,842	0.67%	4.66%	0.67%	4.66%
Year Ended 10/31/06	4.22%		$460,955	0.69%	4.13%	0.69%	4.13%
Tax-Free Money Market Fund — Class A Shares
Period Ended 04/30/11 (d)	0.01%		$210,344	0.28%	0.01%	0.79%	(0.50)%
Year Ended 10/31/10	0.12	%(g)	$210,075	0.33%	0.01%	0.79%	(0.45)%
Year Ended 10/31/09	0.17%		$253,765	0.76%	0.20%	0.83%	0.13%
Year Ended 10/31/08	1.99%		$420,644	0.77%	1.95%	0.77%	1.95%
Year Ended 10/31/07	3.07	%(h)	$362,330	0.77%	2.94%	0.77%	2.94%
Year Ended 10/31/06	2.61%		$426,065	0.79%	2.57%	0.79%	2.57%
Ohio Municipal Money Market Fund — Class A Shares
Period Ended 04/30/11 (d)	0.01%		$170,617	0.27%	0.01%	0.90%	(0.62)%
Year Ended 10/31/10	0.19	%(g)	$165,119	0.31%	0.01%	0.89%	(0.57)%
Year Ended 10/31/09	0.15%		$206,259	0.79%	0.19%	0.93%	0.05%
Year Ended 10/31/08	1.88%		$377,120	0.87%	1.84%	0.87%	1.84%
Year Ended 10/31/07	2.96	%(h)	$334,090	0.87%	2.83%	0.87%	2.83%
Year Ended 10/31/06	2.49%		$488,431	0.89%	2.46%	0.89%	2.46%

(h)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(i)  Rounds to less than 0.01%.

(j)  During the years ended October 31, 2010, 2009 and 2008, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in accordance with an irrevocable letter of credit. Had these payments not been made the total return of the Fund would have been lower by 0.85%, 0.10% and 0.16% respectively.

(k)  During the year ended October 31, 2010, KeyCorp, an affiliate of the Adviser, made contributions to the Fund in accordance with an irrevocable letter of credit. Had these payments not been made the total return of the Fund would have been lower by 0.23%.

For a Share Outstanding Throughout Each Period

See notes to financial statements.

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2011, the Trust offered shares of 23 funds. The accompanying financial statements are those of the Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (collectively, the "Funds" and individually, a "Fund").

The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds are valued on the basis of amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. In certain circumstances, securities may be valued at fair value determined pursuant to procedures approved by the Board of Trustees (the "Board"). These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

In accordance with Rule 2a-7 of the 1940 Act, the market values of the securities held in the Funds are determined at least once per week, unless the need arises to determine them more frequently, using prices supplied by the Funds' independent pricing services. These values are then compared to the securities' amortized cost. Securities whose market price varies from amortized cost by more than +/- 0.5% are identified and validated with the pricing service. If Victory Capital Management Inc. ("VCM" or the "Adviser") concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, it will provide an independent dealer to supply a price. Absent a price from the pricing service or an independent dealer, the Adviser may supply a fair value for the security for the comparison, which will be determined pursuant to procedures approved by the Board. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a Fund exceeds +/- 0.00375%, the Funds' administrator will notify a senior officer of the Funds who will call a meeting of the Board to fully advise the Funds' Trustees. If the difference exceeds +/- 0.0050%, a meeting of the Board will be convened to determine what action, if any, to initiate.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended April 30, 2011, there were no Level 1 or Level 3 investments.

The following is a summary of inputs used to value the Fund's investments as of April 30, 2011 (in thousands):

Fund Name	LEVEL 2 — Other Significant Observable Inputs	Total
Government Reserves Fund
Commercial Paper	$23,991	$23,991
U.S. Government Agency Securities	364,723	364,723
U.S. Treasury Obligations	226,994	226,994
Total	615,708	615,708
Prime Obligations Fund
Certificates of Deposit	49,205	49,205
Commercial Paper	82,377	82,377
Corporate Bonds	27,000	27,000
Municipal Bonds	33,805	33,805
U.S. Government Agency Securities	29,486	29,486
Repurchase Agreements	124,300	124,300
Total	346,173	346,173

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Fund Name	LEVEL 2 — Other Significant Observable Inputs	Total
Financial Reserves Fund
Certificates of Deposit	$56,807	$56,807
Commercial Paper	98,772	98,772
Corporate Bonds	27,000	27,000
Municipal Bonds	37,641	37,641
U.S. Government Agency Securities	35,830	35,830
Repurchase Agreements	132,300	132,300
Total	388,350	388,350
Tax-Free Money Market Fund
Municipal Bonds	192,705	192,705
Investment Companies	3,625	3,625
Total	196,330	196,330
Ohio Municipal Money Market Fund
Municipal Bonds	156,857	156,857
Investment Companies	8,372	8,372
Total	165,229	165,229

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of April 30, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in

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the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying Statements of Assets and Liabilities. As of April 30, 2011, the Funds had no outstanding when-issued purchase commitments.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

3.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly-owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid decrease at various asset levels as a Fund's assets grow (except for Financial Reserves Fund). The investment advisory fees of the Government Reserves Fund are computed at rates ranging from 0.40% to 0.25%; of the Prime Obligations Fund at rates ranging from 0.35% to 0.20%; of the Financial Reserves Fund at an annual rate of 0.50%; of the Tax-Free Money Market Fund at rates ranging from 0.35% to 0.25% and of

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the Ohio Municipal Money Market Fund at rates ranging from 0.45% to 0.25%. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets (except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee). For its custody services to the Trust, The Victory Variable Insurance Funds and The Victory Institutional Funds (the "Victory Trusts"), KeyBank receives fees at annualized rates ranging from 0.013% to 0.0025% of the aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' transfer agent. Under the terms of the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from the Funds (other than the Trust Shares of the Government Reserves Fund) a fee of up to 0.25% of the average daily net assets of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Currently, the Financial Reserves Fund is not paying this fee. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2011, affiliates of the Adviser earned $10 thousand.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds (excluding Prime Obligations Fund and Tax-Free Money Market Fund). The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan. No fees are currently being paid under the Plan.

The Adviser, Citi, or other service providers may waive or reimburse fees to assist the Funds in maintaining competitive expense ratios. The amounts are not available to be recouped at a future time.

The Funds have entered into a fee waiver and expense reimbursement agreement with the Adviser pursuant to which the Adviser has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield of 0.01%. The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or

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reimbursement was made to the extent such payments or repayments would not cause the yield of a class to fall below 0.01%.

The Adviser is contractually limiting fees and expenses until at least February 28, 2012. As of April 30, 2011, the following amounts are available to be repaid to the Adviser. Any amounts repaid to the Adviser during the six months are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Government Reserves Fund	$512,236	2012
Government Reserves Fund	2,053,262	2013
Government Reserves Fund	1,314,973	2014
Prime Obligations Fund	602,647	2013
Prime Obligations Fund	467,936	2014
Financial Reserves Fund	929,776	2013
Financial Reserves Fund	879,669	2014
Tax-Free Money Market Fund	117,104	2012
Tax-Free Money Market Fund	535,187	2013
Tax-Free Money Market Fund	307,196	2014
Ohio Municipal Money Market Fund	235,710	2012
Ohio Municipal Money Market Fund	622,894	2013
Ohio Municipal Money Market Fund	332,001	2014

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The amounts are disclosed as "Net increase from payment by the sub-administrator" in the Statements of Changes in Net Assets. The corresponding impact to the total return is disclosed in the Financial Highlights.

For the six months ended April 30, 2011, KeyCorp made capital contributions to the Prime Obligations Fund and the Financial Reserves Fund in the amounts of $1,342 thousand and $1,183 thousand, respectively, to support the mark-to-market net asset values of the Prime Obligations Fund and the Financial Reserves Fund. The capital contributions effectively maintained an amortized cost net asset value per share at $1.00.

4.  Risks:

The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

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The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

5.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.30% on $150 million for providing the Line of Credit. For the six months ended April 30, 2011, KeyCorp earned approximately $223 thousand for the Line of Credit fee. Each Fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average daily loan outstanding and average interest rate for each Fund during the six months ended April 30, 2011 were as follows (dollar amounts in thousands).

Fund	Average Loan	Average Rate
Tax-Free Money Market Fund	$4,605	1.56%
Ohio Municipal Money Market Fund	125	1.55%

At April 30, 2011, the Funds had no loans outstanding with KeyCorp.

6.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2011.

The tax character of distributions paid during the fiscal year ended October 31, 2010 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions Paid from Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Government Reserves Fund	$899	$—	$899	$—	$899
Prime Obligations Fund	1,060	—	1,060	—	1,060
Financial Reserves Fund	519	—	519	—	519
Tax-Free Money Market Fund	21	—	21	263	284
Ohio Municipal Money Market Fund	31	3	34	286	320

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As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows (total distributions payable may differ from the Statements of Assets and Liabilities because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ Deficit
Government Reserves Fund	$—	$15	$—	$15	$(7)	$(36)	$—	$(28)
Prime Obligations Fund	—	397	—	397	(3)	(1,238)	(34)	(878)
Financial Reserves Fund	—	210	—	210	(4)	(1,250)	(10)	(1,054)
Tax-Free Money Market Fund	4	—	—	4	(2)	(13)	—	(11)
Ohio Municipal Money Market Fund	3	—	—	3	(1)	— (a)	—	2

(a) Rounds to less than $1.

*  The differences between the book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the difference between book and tax recognition of income/losses on certain securities.

As of October 31, 2010, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (in thousands):

	2014	2015	2016	2017	2018		Total
Government Reserves Fund	$—	$—	$—	$36	$—		$36
Prime Obligations Fund	—	—	1,238	—	—		1,238
Financial Reserves Fund	—	—	1,239	11	—		1,250
Tax Free Money Market Fund	11	2	—	—	—		13
Ohio Municipal Money Market Fund	—	—	—	—	—	(a)	—	(a)

(a) Rounds to less than $1.

The cost basis of investments of the Prime Obligations Fund and the Financial Reserves Fund for federal income tax purposes, gross unrealized appreciation, gross realized depreciation and net unrealized appreciation/depreciation as of April 30, 2011 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Prime Obligations Fund	$346,207	$—	$(34)	$(34)
Financial Reserves Fund	388,360	—	(10)	(10)

The Regulated Investment Company Modernization Act of 2010, (the "Act"), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue

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Code of 1986, as amended, relating to regulated investment companies ("RICs") that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

36

  Supplemental Information
The Victory Portfolios  April 30, 2011

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.

David Brooks Adcock, 59	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 64	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc; Old Mutual US Asset Management.

Teresa C. Barger, 56	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since 2007); Director, International Finance Corporation (1986-2007).	None.

E. Lee Beard, 59	Trustee	February 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005); Principal Owner, ELB Consultants (since 2003.	Penn Millers Holding Corp.

Sally M. Dungan, 57	Trustee	February 2011	Chief Investment Officer, Tufts University.	None.

John L. Kelly, 58	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	USA Synthetic Fuel Corp.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 54	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 70	Trustee	August 2002	Retired; Private Investor, Shepherd Investments (since 1996).	None.

Leigh A. Wilson, 66	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.

David C. Brown, 39	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), Victory Capital Management Inc.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews, Kelly and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers.

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 37	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.

Derrick A. MacDonald, 40	Vice President	August 2010	Managing Director of the Adviser, Fund Administration, Technology & Operations (since 2008); Global Business Director, Avery Dennison (2004-2008).

Christopher K. Dyer, 49	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 57	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

Christopher E. Sabato, 42	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Eric B. Phipps, 39	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006); Staff Accountant, United States Securities and Exchange Commission (2004-2006).

Edward J. Veilleux, 67	Chief Compliance Officer	October 2005	President of EJV Financial Services LLC (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.VictoryConnect.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.VictoryConnect.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Government Reserves Fund
Trust Shares	$1,000.00	$1,000.10	$1.04	0.21%
Select Shares	1,000.00	1,000.10	1.04	0.21%
Prime Obligations Fund
Class A Shares	1,000.00	1,001.10	1.49	0.30%
Financial Reserves Fund
Class A Shares	1,000.00	1,000.50	1.39	0.28%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,000.10	1.39	0.28%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,000.10	1.34	0.27%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Government Reserves Fund
Trust Shares	$1,000.00	$1,023.75	$1.05	0.21%
Select Shares	1,000.00	1,023.75	1.05	0.21%
Prime Obligations Fund
Class A Shares	1,000.00	1,023.31	1.51	0.30%
Financial Reserves Fund
Class A Shares	1,000.00	1,023.41	1.40	0.28%
Tax-Free Money Market Fund
Class A Shares	1,000.00	1,023.41	1.40	0.28%
Ohio Municipal Money Market Fund
Class A Shares	1,000.00	1,023.46	1.35	0.27%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

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Portfolio Holdings

(As a Percentage of Total Investments)

Government Reserves Fund	Prime Obligations Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

Financial Reserves Fund	Tax-Free Money Market Fund

Portfolio Holdings As a Percentage of Total Investments	Portfolio Holdings As a Percentage of Total Investments

Ohio Municipal Money Market Fund

Portfolio Holdings As a Percentage of Total Investments

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at its regular meeting, which was called for that purpose, on December 1, 2010. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 20, 2010 that specifically focused on the Funds' activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• The requirements of the Funds for the services provided by the Adviser;

• The nature and quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit to Fund shareholders as the Funds grow;

• Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

• Total expenses of each Fund, net of any distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Funds at competitive expense levels;

• The profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

• Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

• Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. The Board noted that the Funds' gross fees did not reflect the capital contributions made by the Adviser's parent company to the Prime Obligations Fund and the Financial Reserves Fund through November 30, 2010, nor the Adviser's agreement to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds other than the Financial Reserves Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

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The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Government Reserves Fund:

The Board compared the Government Reserves Fund's 0.50% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median management fee of 0.45% for the peer group. The Board also compared the Fund's Select Class annual expense ratio, net of any shareholder servicing fee, of 0.61% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio also was comparable to the peer group median of 0.57%.

The Board then compared the Fund's Select Class performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group median total returns for the same periods and considered the fact that the Fund's performance equaled that of the peer group median for the three-year and ten-year periods. The Board recognized that while the Fund underperformed the peer group median for the five-year period, it outperformed it for the one-year period. The Board noted that the Fund outperformed the appropriate Morningstar category average for each of the four periods reviewed. The Board addressed the Fund's expenses and performance with the Adviser, including the nature of the Fund's applicable investment restrictions. The Board noted the Adviser's representation that the Fund performed well given the extremely low-yield environment of the past two years.

Having concluded, among other things, that: (1) the Government Reserves Fund's management fee and expenses were within an acceptable range; and (2) the Fund's performance was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Prime Obligations Fund:

With respect to the Prime Obligations Fund, the Board compared the Fund's 0.45% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was equal to the median gross management fee for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.60% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was comparable to the peer group median of 0.62%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund outperformed the performance of the peer group in each of the periods. The Board noted that the Fund also outperformed the appropriate Morningstar category average for each of the four periods reviewed.

Having concluded, among other things, that: (1) the Prime Obligations Fund's management fee and annual expenses were within the range of management fees and annual expenses of comparable mutual funds; and (2) the Fund had outperformed the performance of its peer group in each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Financial Reserves Fund:

The Board compared the Financial Reserves Fund's 0.60% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.42% for the peer group. The Board also compared the Fund's Class A annual expense ratio of 0.71% to the median net expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.63%. In noting the absence of breakpoints in the Fund's advisory fee, the Board considered that the Fund remained relatively small. It was also noted that the Fund pays no shareholder servicing fees. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund also outperformed the appropriate Morningstar category average in each of the periods reviewed.

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The Victory Portfolios  April 30, 2011

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The Board addressed the Fund's higher expenses and performance with the Adviser. The Board noted the Adviser's representation that the Fund performed well given the extremely low-yield environment of the past two years.

Having concluded, among other things, that: (1) the Financial Reserves Fund's management fee and expenses, though higher than the median for the peer group, were within an acceptable range given the size of the Fund; and (2) the Fund's performance was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Tax-Free Money Market Fund:

The Board compared the Tax-Free Money Market Fund's 0.45% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was equal to the median gross management fee for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.57% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was equal to the peer group median. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to the peer group and the appropriate Morningstar category average for the same periods, and considered the fact that the Fund underperformed them for the ten-year and five-year periods, equaled them for the three-year period, and outperformed them for the one-year period.

The Board addressed the Fund's performance with the Adviser. The Board noted the Adviser's representation that the Fund performed well given the extremely low-yield environment of the past two years. The Board also considered that, unlike many of it peers, the Fund is managed to limit exposure to securities that pay interest subject to the federal alternative minimum tax ("AMT"), potentially resulting in a more favorable relative after-tax yield for investors subject to AMT.

Having concluded, among other things, that: (1) the Tax-Free Money Market Fund's management fee and annual expenses were within the range of management fee and expenses of comparable mutual funds; (2) the Fund's performance was within an acceptable range; and (3) among other factors, the Fund's investment strategy of limiting income that was subject to the AMT detracted from the Fund's performance as compared to the peer group (at least on a pre-tax basis), since the peer group included Funds that could generate unlimited income subject to AMT; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Money Market Fund:

With respect to the Ohio Municipal Money Market Fund, the Board compared the Fund's 0.55% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.48% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.68% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.59%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group median for each of the periods except the one-year period. The Board noted that the Fund had also underperformed the appropriate Morningstar category average in each of the periods reviewed except the one-year period.

The Board addressed the Fund's performance with the Adviser. The Board noted the Adviser's representation that the Fund performed well given the extremely low-yield environment of the past two years. The Board also recognized the Fund's small size.

Having concluded, among other things, that: (1) the Ohio Municipal Money Market Fund's management fee and expenses were within an acceptable range given the size of the Fund; and (2) the Fund's performance was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

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Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

• The Adviser's long-standing philosophy of managing the Funds with a focus on principal protection as opposed to higher yields relative to peers, a philosophy noted as being especially relevant in the current market environment and in light of publicized credit quality issues experienced by money market funds across the industry;

• The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

• The Adviser's statements regarding its and its affiliates' commitment to providing additional resources to support the Funds through the current market turmoil, as evidenced, among other things, by the significant amounts of capital contributions made by the Adviser's parent company to the Prime Obligations Fund and the Financial Reserves Fund through November 30, 2010, permitting each Fund to maintain a stable $1 net asset value, and the Adviser's agreement to waive its advisory fees and reimburse expenses in order to maintain a specified yield floor;

• The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing qualified portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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VF-MMMF-SEMI (4/11)

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

April 30, 2011

Semi Annual Report

Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	16

Supplemental Information

Trustee and Officer Information	23

Proxy Voting and Form N-Q Information	26

Expense Examples	26

Portfolio Holdings	27

Advisory Contract Renewal	28

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.VictoryConnect.com

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2

Letter to Our Shareholders

Over the past six months the global economic recovery, though still fragile, has become more sustained. Stocks rallied for the third consecutive quarter, as equity markets continue to respond favorably to accommodative monetary policy and to strong corporate earnings. First quarter 2011 results represent the 9th consecutive quarter of better-than-expected earnings. Corporations have begun spending on merger and acquisition activities, dividend increases and share repurchases. The domestic economy has experienced steadily increasing GDP growth, increasing manufacturing activity and a slowly improving employment picture. These encouraging signs of broad economic improvement have enabled the market to overcome challenges in the form of rising oil prices, the ongoing threats of a U.S. government shutdown, the looming debt ceiling for the Treasury, continued problems with nuclear plants in Japan as well as the emerging supply chain disruptions stemming from the earthquakes and tsunami, and finally some growing strains among EU nations.

Investors continue to favor fixed income funds, depositing net flows of $59 billion YTD through April. Domestic equity funds are regaining momentum with flows near $28 billion, while international equity funds have slowed pace but still took in $17.7 billion. Through April, U.S. equity markets underperformed international markets, with the S&P 500 Index returning 9.06% versus the MSCI EAFE Index 9.54% return. Fixed Income, as measured by the Barclay's U.S. Aggregate Bond Index, had a total return of 1.70%.

While economic data releases have tended to be mixed in recent months with a positive bias, it is evident that there are pockets of weakness in this muted economic recovery. Interest rates have trended slightly higher, driven mainly by improving economic fundamentals, heightened inflation concerns and monetary policy uncertainty over The European sovereign debt crisis, the expiration of the U.S. quantitative easing program and debt ceiling debates have created an uncertain near-term outlook.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

4

The Victory Portfolios  Schedules of Portfolio Investments
Diversified Stock Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.5%)
BNP Paribas Finance, Inc., 0.08% (a), 5/2/11	$60,974	$60,974
Total Commercial Paper (Amortized Cost $60,974)		60,974
Common Stocks (98.9%)
Aerospace/Defense (4.4%):
Boeing Co.	1,578,000	125,893
Raytheon Co.	1,038,100	50,400
		176,293
Airlines (1.2%):
Southwest Airlines Co.	4,124,500	48,463
Automotive (3.1%):
Ford Motor Co. (b)	5,230,700	80,919
PACCAR, Inc.	839,147	44,567
		125,486
Banks (3.6%):
JPMorgan Chase & Co.	3,150,200	143,744
Beverages (3.5%):
Anheuser-Busch InBev NV, Sponsored ADR	1,221,730	78,154
Dr Pepper Snapple Group, Inc.	1,628,215	63,826
		141,980
Brokerage Services (2.4%):
Charles Schwab Corp.	5,292,770	96,911
Chemicals (2.2%):
Monsanto Co.	1,305,945	88,856
Commercial Services (2.6%):
Ecolab, Inc.	604,000	31,867
Iron Mountain, Inc.	964,340	30,714
Paychex, Inc.	1,260,429	41,229
		103,810
Computers & Peripherals (3.1%):
Cisco Systems, Inc.	7,038,000	123,587
Electronics (1.8%):
Johnson Controls, Inc.	1,768,570	72,529
Engineering (2.7%):
ABB Ltd., Sponsored ADR	3,995,900	109,847
Environmental Control (0.7%):
Waste Management, Inc.	675,000	26,635
Financial Services (3.1%):
Morgan Stanley	3,077,100	80,466
Western Union Co.	2,012,598	42,768
		123,234

See notes to financial statements.

5

The Victory Portfolios  Schedules of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Food Processing & Packaging (3.7%):
Kraft Foods, Inc., Class A	2,458,599	$82,559
Nestle SA, Sponsored ADR	1,062,794	66,106
		148,665
Forest Products & Paper (1.7%):
International Paper Co.	2,252,000	69,542
Health Care (3.4%):
HCA Holdings, Inc. (b)	1,034,065	33,917
Medtronic, Inc.	2,510,824	104,827
		138,744
Home Builders (0.8%):
Toll Brothers, Inc. (b)	1,508,364	31,691
Insurance (3.8%):
MetLife, Inc.	2,648,605	123,928
The Chubb Corp.	420,800	27,432
		151,360
Internet Business Services (3.4%):
Google, Inc., Class A (b)	252,100	137,168
Manufacturing — Diversified (1.6%):
Ingersoll-Rand PLC	1,259,178	63,588
Media (1.8%):
News Corp., Class A	4,151,850	73,986
Medical Supplies (1.0%):
Boston Scientific Corp. (b)	5,208,020	39,008
Office Equipment & Supplies (1.5%):
Staples, Inc.	2,942,200	62,198
Oil & Gas Exploration — Production & Services (3.5%):
Anadarko Petroleum Corp.	991,814	78,294
Apache Corp.	481,000	64,151
		142,445
Oil Companies — Integrated (3.5%):
Exxon Mobil Corp.	1,598,100	140,633
Oilfield Services & Equipment (6.1%):
Halliburton Co.	1,784,621	90,088
Schlumberger Ltd.	1,760,157	157,974
		248,062
Pharmaceuticals (6.7%):
Merck & Co., Inc.	2,739,800	98,496
Pfizer, Inc.	6,211,300	130,189
Vertex Pharmaceuticals, Inc. (b)	790,000	43,465
		272,150
Retail (2.9%):
Target Corp.	2,414,476	118,551

See notes to financial statements.

6

The Victory Portfolios  Schedules of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Retail — Drug Stores (0.6%):
Walgreen Co.	586,580	$25,059
Retail — Specialty Stores (2.4%):
Lowe's Cos., Inc.	3,659,076	96,051
Semiconductors (2.5%):
Advanced Micro Devices, Inc. (b)	2,967,000	27,000
Intel Corp.	3,267,974	75,784
		102,784
Software & Computer Services (7.2%):
Autodesk, Inc. (b)	1,045,000	47,004
Microsoft Corp.	6,208,331	161,541
Oracle Corp.	2,257,709	81,390
		289,935
Steel (2.0%):
Nucor Corp.	1,717,393	80,649
Telecommunications — Services & Equipment (2.8%):
American Tower Corp., Class A (b)	964,472	50,452
QUALCOMM, Inc.	1,091,614	62,047
		112,499
Transportation Services (1.6%):
United Parcel Service, Inc., Class B	836,848	62,738
Total Common Stocks (Cost $3,298,228)		3,988,881
Total Investments (Cost $3,359,202) — 100.4%		4,049,855
Liabilities in excess of other assets — (0.4)%		(15,807)
NET ASSETS — 100.0%		$4,034,048

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

7

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $3,359,202)	$4,049,855
Cash	50
Interest and dividends receivable	4,908
Receivable for capital shares issued	9,248
Receivable for investments sold	83,021
Prepaid expenses	135
Total Assets	4,147,217
LIABILITIES:
Payable for investments purchased	93,519
Payable for capital shares redeemed	15,803
Accrued expenses and other payables:
Investment advisory fees	1,913
Administration fees	326
Custodian fees	43
Transfer agent fees	382
Chief Compliance Officer fees	3
Trustee fees	17
Shareholder servicing fees	606
12b-1 fees	163
Other accrued expenses	394
Total Liabilities	113,169
NET ASSETS:
Capital	3,970,689
Accumulated undistributed net investment income	3,299
Accumulated net realized losses from investments	(630,593)
Net unrealized appreciation on investments	690,653
Net Assets	$4,034,048
Net Assets
Class A Shares	$2,909,615
Class C Shares	112,600
Class R Shares	175,721
Class I Shares	836,112
Total	$4,034,048
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	175,587
Class C Shares	6,968
Class R Shares	10,709
Class I Shares	50,483
Total	243,747
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$16.57
Class C Shares (a)	$16.16
Class R Shares	$16.41
Class I Shares	$16.56
Maximum sales charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.58

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

8

Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$39
Dividend income	35,671
Income from securities lending, net	39
Total Income	35,749
Expenses:
Investment advisory fees	11,209
Administration fees	1,854
Shareholder servicing fees — Class A Shares	3,735
12b-1 fees — Class C Shares	562
12b-1 fees — Class R Shares	440
Custodian fees	244
Transfer agent fees	348
Transfer agent fees — Class A Shares	566
Transfer agent fees — Class C Shares	54
Transfer agent fees — Class R Shares	44
Transfer agent fees — Class I Shares	17
Trustees' fees	196
Chief Compliance Officer fees	24
Legal and audit fees	299
State registration and filing fees	48
Other expenses	358
Total Expenses	19,998
Net Investment Income	15,751
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	258,961
Net change in unrealized appreciation/depreciation on investments	246,842
Net realized/unrealized gains from investments	505,803
Change in net assets resulting from operations	$521,554

See notes to financial statements.

9

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$15,751	$33,211
Net realized gains from investment transactions	258,961	368,040
Net realized gains from redemptions in-kind	—	16,931
Net change in unrealized appreciation/depreciation on investments	246,842	24,607
Net increase from payment by sub-administrator (note 4)	—	568
Change in net assets resulting from operations	521,554	443,357
Distributions to Shareholders:
From net investment income:
Class A Shares	(10,945)	(27,048)
Class C Shares	(62)	(178)
Class R Shares	(462)	(1,141)
Class I Shares	(2,527)	(3,527)
Change in net assets resulting from distributions to shareholders	(13,996)	(31,894)
Change in net assets from capital transactions	11,864	(733,259)
Change in net assets	519,422	(321,796)
Net Assets:
Beginning of period	3,514,626	3,836,422
End of period	$4,034,048	$3,514,626
Accumulated undistributed net investment income	$3,299	$1,544

See notes to financial statements.

10

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$237,319	$672,855
Dividends reinvested	8,877	22,187
Cost of shares redeemed	(708,804)	(1,382,301)
Total Class A Shares	$(462,608)	$(687,259)
Class C Shares
Proceeds from shares issued	$4,485	$14,653
Dividends reinvested	37	108
Cost of shares redeemed	(17,361)	(40,591)
Total Class C Shares	$(12,839)	$(25,830)
Class R Shares
Proceeds from shares issued	$13,616	$32,805
Dividends reinvested	417	1,027
Cost of shares redeemed	(35,221)	(47,955)
Total Class R Shares	$(21,188)	$(14,123)
Class I Shares
Proceeds from shares issued	$578,221	$213,507
Dividends reinvested	1,681	2,439
Cost of shares redeemed	(71,403)	(221,993)
Total Class I Shares	$508,499	$(6,047)
Change in net assets from capital transactions	$11,864	$(733,259)
Share Transactions:
Class A Shares
Issued	15,027	48,741
Reinvested	564	1,626
Redeemed	(45,060)	(100,850)
Total Class A Shares	(29,469)	(50,483)
Class C Shares
Issued	291	1,078
Reinvested	2	8
Redeemed	(1,128)	(3,023)
Total Class C Shares	(835)	(1,937)
Class R Shares
Issued	870	2,400
Reinvested	27	76
Redeemed	(2,262)	(3,541)
Total Class R Shares	(1,365)	(1,065)
Class I Shares
Issued	36,616	15,413
Reinvested	106	179
Redeemed	(4,552)	(15,896)
Total Class I Shares	32,170	(304)
Change in Shares	501	(53,789)

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$14.47	$12.93		$12.20	$20.68	$18.52		$16.68
Investment Activities:
Net investment income	0.07	0.12		0.12	0.14	0.14		0.07
Net realized and unrealized gains (losses) on investments	2.09	1.54		0.73	(6.48)	3.32		2.59
Total from Investment Activities	2.16	1.66		0.85	(6.34)	3.46		2.66
Distributions:
Net investment income	(0.06)	(0.12)		(0.12)	(0.14)	(0.15)		(0.08)
Net realized gains from investments	—	—		—	(2.00)	(1.15)		(0.74)
Total Distributions	(0.06)	(0.12)		(0.12)	(2.14)	(1.30)		(0.82)
Net Asset Value, End of Period	$16.57	$14.47		$12.93	$12.20	$20.68		$18.52
Total Return (excludes sales charge) (a)	14.93%	12.87	%(b)	7.12%	(33.82)%	19.74	%(c)	16.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,909,615	$2,966,629		$3,304,413	$2,888,131	$3,909,527		$3,385,643
Ratio of net expenses to average net assets (d)	1.06%	1.06%		1.07%	1.04%	1.04%		1.07%
Ratio of net investment income to average net assets (d)	0.84%	0.86%		1.02%	0.89%	0.73%		0.39%
Portfolio turnover (a) (e)	45%	87%		104%	118%	102%		103%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$14.12	$12.64		$11.92	$20.28	$18.22		$16.49
Investment Activities:
Net investment income (loss)	— (a)	—	(a)	0.03	0.02	(0.01)		(0.08)
Net realized and unrealized gains (losses) on investments	2.05	1.50		0.72	(6.35)	3.26		2.55
Total from Investment Activities	2.05	1.50		0.75	(6.33)	3.25		2.47
Distributions:
Net investment income	(0.01)	(0.02)		(0.03)	(0.03)	(0.04)		—
Net realized gains from investments	—	—		—	(2.00)	(1.15)		(0.74)
Total Distributions	(0.01)	(0.02)		(0.03)	(2.03)	(1.19)		(0.74)
Net Asset Value, End of Period	$16.16	$14.12		$12.64	$11.92	$20.28		$18.22
Total Return (excludes contingent deferred sales charge) (b)	14.51%	11.89	%(c)	6.32%	(34.38)%	18.81	%(d)	15.51%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$112,600	$110,194		$123,091	$128,934	$207,513		$188,157
Ratio of net expenses to average net assets (e)	1.87%	1.87%		1.88%	1.84%	1.83%		1.92%
Ratio of net investment income (loss) to average net assets (e)	0.02%	0.05%		0.24%	0.09%	(0.07)%		(0.47)%
Ratio of gross expenses to average net assets (e) (f)	1.87%	1.87%		1.88%	1.84%	1.83%		1.93%
Ratio of net investment income (loss) to average net assets (e) (f)	0.02%	0.05%		0.24%	0.09%	(0.07)%		(0.48)%
Portfolio turnover (b) (g)	45%	87%		104%	118%	102%		103%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$14.33	$12.81		$12.08	$20.51	$18.38		$16.55
Investment Activities:
Net investment income	0.04	0.09		0.09	0.09	0.09		0.01
Net realized and unrealized gains (losses) on investments	2.08	1.52		0.73	(6.43)	3.29		2.58
Total from Investment Activities	2.12	1.61		0.82	(6.34)	3.38		2.59
Distributions:
Net investment income	(0.04)	(0.09)		(0.09)	(0.09)	(0.10)		(0.02)
Net realized gains from investments	—	—		—	(2.00)	(1.15)		(0.74)
Total Distributions	(0.04)	(0.09)		(0.09)	(2.09)	(1.25)		(0.76)
Net Asset Value, End of Period	$16.41	$14.33		$12.81	$12.08	$20.51		$18.38
Total Return (a)	14.81%	12.61	%(b)	6.91%	(34.05)%	19.42	%(c)	16.25%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$175,721	$173,005		$168,316	$141,263	$227,392		$220,783
Ratio of net expenses to average net assets (d)	1.32%	1.27%		1.33%	1.33%	1.30%		1.36%
Ratio of net investment income to average net assets (d)	0.58%	0.65%		0.75%	0.60%	0.46%		0.11%
Portfolio turnover (a) (e)	45%	87%		104%	118%	102%		103%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.46	$12.92		$12.19	$20.68	$19.37
Investment Activities:
Net investment income	0.08	0.16		0.16	0.19	0.03
Net realized and unrealized gains (losses) on investments	2.10	1.54		0.73	(6.49)	1.35
Total from Investment Activities	2.18	1.70		0.89	(6.30)	1.38
Distributions:
Net investment income	(0.08)	(0.16)		(0.16)	(0.19)	(0.07)
Net realized gains from investments	—	—		—	(2.00)	—
Total Distributions	(0.08)	(0.16)		(0.16)	(2.19)	(0.07)
Net Asset Value, End of Period	$16.56	$14.46		$12.92	$12.19	$20.68
Total Return (b)	15.10%	13.21	%(c)	7.45%	(33.69)%	7.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$836,112	$264,798		$240,602	$219,260	$120,484
Ratio of net expenses to average net assets (d)	0.77%	0.76%		0.78%	0.75%	0.75%
Ratio of net investment income to average net assets (d)	1.06%	1.18%		1.33%	1.24%	1.07%
Portfolio turnover (b) (e)	45%	87%		104%	118%	102%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

Notes to Financial Statements

The Victory Portfolios  April 30, 2011

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2011, the Trust offered shares of 23 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue four classes of shares: Class A Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level  2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level  3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

16

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

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Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended April 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2011, while the breakdown, by category, of common stocks is disclosed in the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Diversified Stock Fund
Commercial Paper	$—	$60,974	$60,974
Common Stocks	3,988,881	—	3,988,881
Total	$3,988,881	$60,974	$4,049,855

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of April 30, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund may lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended April 30, 2011, KeyBank received $34 thousand in total from the Trust, The Victory Variable Insurance Funds and/or The Victory Institutional Funds (collectively, the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral from the borrower (at KeyBank) at all times in

17

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(Unaudited)

an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

At April 30, 2011, the Fund had no securities on loan.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (losses) to paid-in capital. During the fiscal year ended October 31, 2010, the Fund realized $16,931 of net gain on $71,146 of in-kind redemptions (in thousands).

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Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2011 were as follows (in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$1,690,868	$1,701,886	$—	$—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by VCM, a wholly-owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed at rates ranging from 0.65% to 0.55%. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Victory Trusts, KeyBank receives fees at annualized rates ranging from 0.013% to 0.0025% of the aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's transfer agent. Under the terms of the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

19

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Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R and Class C Shares of the Fund. For the six months ended April 30, 2011, affiliates of the Adviser or the Fund earned $3 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of the Fund a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2011, affiliates of the Adviser or the Fund earned $189 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2011, the Distributor received approximately $13 thousand from commissions earned on sales of Class A Shares and the transfer agent received $3 thousand from redemptions of Class C Shares of the Fund. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Fund's shares, including approximately $1 to affiliates of the Fund.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Class A Shares of the Fund. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. As of April 30, 2011, the expense limits were as follows:

Fund	Class	Expense Limit
Diversified Stock Fund	Class C Shares	2.00	%(a)

(a)  In effect until at least February 28, 2014.

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters.

20

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Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The amounts are disclosed as "Net increase from payment by the sub-administrator" in the Statements of Changes in Net Assets. The corresponding impact to the total return is disclosed in the Financial Highlights.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.30% on $150 million for providing the Line of Credit. For the six months ended April 30, 2011, KeyCorp earned approximately $223 thousand for the Line of Credit fee. Each fund of the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the six months ended April 30, 2011 was $469 thousand. The average interest rate during the six months ended April 30, 2011 was 1.55%. As of April 30, 2011, the Fund had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2011.

The tax character of distributions paid during the fiscal year ended October 31, 2010 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$31,894	$—	$31,894

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Capital and Other Losses	Accumulated Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ Deficit
Diversified Stock Fund	$1,759	$(850,381)	$404,637	$(443,985)

*The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral on wash sales.

21

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As of October 31, 2010, the Fund has capital loss carryforwards to offset future gains, if any, to the extent provided by Treasury obligations of $850,381 thousand expiring in 2017.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2011 were as follows (in thousands):

	Cost Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Diversified Stock Fund	$3,388,852	$721,996	$(60,993)	$661,003

The Regulated Investment Company Modernization Act of 2010, (the "Act"), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies ("RICs") that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

22

  Supplemental Information
The Victory Portfolios  April 30, 2011

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.

David Brooks Adcock, 59	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 64	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc; Old Mutual US Asset Management.

Teresa C. Barger, 56	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since 2007); Director, International Finance Corporation (1986-2007).	None.

E. Lee Beard, 59	Trustee	February 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005); Principal Owner, ELB Consultants (since 2003).	Penn Millers Holding Corp.

Sally M. Dungan, 57	Trustee	February 2011	Chief Investment Officer, Tufts University.	None.

John L. Kelly, 58	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	USA Synthetic Fuel Corp.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 54	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 70	Trustee	August 2002	Retired; Private investor, Shepherd Investments (since 1996).	None.

Leigh A. Wilson, 66	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.

David C. Brown, 39	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), Victory Capital Management Inc.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews, Kelly and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 37	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.

Derrick A. MacDonald, 40	Vice President	August 2010	Managing Director of the Adviser, Fund Administration, Technology & Operations (since 2008); Global Business Director, Avery Dennison (2004-2008).

Christopher K. Dyer, 49	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 57	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

Christopher E. Sabato, 42	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Eric B. Phipps, 39	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006); Staff Accountant, United States Securities and Exchange Commission (2004-2006).

Edward J. Veilleux, 67	Chief Compliance Officer	October 2005	President of EJV Financial Services LLC (mutual fund consulting).

25

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.VictoryConnect.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.VictoryConnect.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Diversified Stock Fund
Class A Shares	$1,000.00	$1,149.30	$5.65	1.06%
Class C Shares	1,000.00	1,145.10	9.95	1.87%
Class R Shares	1,000.00	1,148.10	7.03	1.32%
Class I Shares	1,000.00	1,151.00	4.11	0.77%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.54	$5.31	1.06%
Class C Shares	1,000.00	1,015.52	9.35	1.87%
Class R Shares	1,000.00	1,018.25	6.61	1.32%
Class I Shares	1,000.00	1,020.98	3.86	0.77%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

Portfolio Holdings

(As a Percentage of Total Investments)

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at its regular meeting, which was called for that purpose, on December 1, 2010. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 20, 2010 specifically focused on the Fund's activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature and quality of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of the Fund, net of any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Fund at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Fund for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used in the selection of the Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that the Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

The Board compared the Fund's 0.69% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.59% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder

28

  Supplemental Information — continued
The Victory Portfolios  April 30, 2011

(Unaudited)

servicing fee, of 0.82% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was equal to that of the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in the ten-year and three-year periods. The Board noted that while the Fund outperformed its benchmark index for the five-year and ten-year periods, it only outperformed its Morningstar category average for the ten-year period. The Board noted the Fund's favorable performance record over longer periods, and the longevity of the portfolio manager and the management team. The Board considered the steps being taken to improve performance.

Having concluded, among other things, that: (1) the Fund's management fee, while higher than the peer group median, was acceptable given the fact that the Fund's expense ratio was equal to the peer group median; (2) the Adviser's willingness to limit the Fund's Class C expense ratio would provide stability to the Fund's Class C expenses; and (3) the Fund's performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

29

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30

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31

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32

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33

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34

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35

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36

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37

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/11)

April 30, 2011

Semi Annual Report

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Large Cap Growth Fund

Balanced Fund

Investment Grade Convertible Fund

Core Bond Index Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

International Fund

International Select Fund

Global Equity Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you seek. Visit us anytime. We're always open.

Shareholder Letter	5

Financial Statements

The Victory Equity Funds

Value Fund

Schedule of Portfolio Investments	7

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	34-37

Stock Index Fund

Schedule of Portfolio Investments	10

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	38-39

Established Value Fund

Schedule of Portfolio Investments	26

Statement of Assets and Liabilities	30

Statement of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	40-42

Special Value Fund

Schedule of Portfolio Investments	43

Statement of Assets and Liabilities	54

Statement of Operations	55

Statements of Changes in Net Assets	56

Financial Highlights	58-61

Small Company Opportunity Fund

Schedule of Portfolio Investments	47

Statement of Assets and Liabilities	54

Statement of Operations	55

Statements of Changes in Net Assets	56

Financial Highlights	62-64

Large Cap Growth Fund

Schedule of Portfolio Investments	52

Statement of Assets and Liabilities	54

Statement of Operations	55

Statements of Changes in Net Assets	56

Financial Highlights	65-68

The Victory Portfolios

Table of Contents (continued)

The Victory Specialty Funds

Balanced Fund

Schedule of Portfolio Investments	69

Statement of Assets and Liabilities	82

Statement of Operations	83

Statements of Changes in Net Assets	84

Financial Highlights	86-89

Investment Grade Convertible Fund

Schedule of Portfolio Investments	79

Statement of Assets and Liabilities	82

Statement of Operations	83

Statements of Changes in Net Assets	84

Financial Highlights	90-91

The Victory Taxable Fixed Income Funds

Core Bond Fund

Schedule of Portfolio Investments	92

Statement of Assets and Liabilities	103

Statement of Operations	104

Statements of Changes in Net Assets	105

Financial Highlights	107-108

Fund for Income

Schedule of Portfolio Investments	100

Statement of Assets and Liabilities	103

Statement of Operations	104

Statements of Changes in Net Assets	105

Financial Highlights	109-112

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedule of Portfolio Investments	113

Statement of Assets and Liabilities	122

Statement of Operations	123

Statements of Changes in Net Assets	124

Financial Highlights	125

Ohio Municipal Bond Fund

Schedule of Portfolio Investments	118

Statement of Assets and Liabilities	122

Statement of Operations	123

Statements of Changes in Net Assets	124

Financial Highlights	126

The Victory International Funds

International Fund

Schedule of Portfolio Investments	127

Statement of Assets and Liabilities	149

Statement of Operations	150

Statement of Changes in Net Assets	151

Financial Highlights	153-155

International Select Fund

Schedule of Portfolio Investments	135

Statement of Assets and Liabilities	149

Statement of Operations	150

Statement of Changes in Net Assets	151

Financial Highlights	156-158

Table of Contents (continued)

Global Equity Fund

Schedule of Portfolio Investments	140

Statement of Assets and Liabilities	149

Statement of Operations	150

Statement of Changes in Net Assets	151

Financial Highlights	159-161

Notes to Financial Statements	162

Supplemental Information

Trustee and Officer Information	179

Proxy Voting and Form N-Q Information	182

Expense Examples	182

Portfolio Holdings	186

Advisory Contract Renewal	189

The Funds are distributed by Victory Capital Advisers, Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

Over the past six months the global economic recovery, though still fragile, has become more sustained. Stocks rallied for the third consecutive quarter, as equity markets continue to respond favorably to accommodative monetary policy and to strong corporate earnings. First quarter 2011 results represent the 9th consecutive quarter of better-than-expected earnings. Corporations have begun spending on merger and acquisition activities, dividend increases and share repurchases. The domestic economy has experienced steadily increasing GDP growth, increasing manufacturing activity and a slowly improving employment picture. These encouraging signs of broad economic improvement have enabled the market to overcome challenges in the form of rising oil prices, the ongoing threats of a U.S. government shutdown, the looming debt ceiling for the Treasury, continued problems with nuclear plants in Japan as well as the emerging supply chain disruptions stemming from the earthquakes and tsunami, and finally some growing strains among EU nations.

Investors continue to favor fixed income funds, depositing net flows of $59 billion YTD through April. Domestic equity funds are regaining momentum with flows near $28 billion, while international equity funds have slowed pace but still took in $17.7 billion. Through April, U.S. equity markets underperformed international markets, with the S&P 500 Index returning 9.06% versus the MSCI EAFE Index 9.54% return. Fixed Income, as measured by the Barclay's U.S. Aggregate Bond Index, had a total return of 1.70%.

While economic data releases have tended to be mixed in recent months with a positive bias, it is evident that there are pockets of weakness in this muted economic recovery. Interest rates have trended slightly higher, driven mainly by improving economic fundamentals, heightened inflation concerns and monetary policy uncertainty over The European sovereign debt crisis, the expiration of the U.S. quantitative easing program and debt ceiling debates have created an uncertain near-term outlook.

We continue to believe that patient investors will be rewarded over the longer-term. As always, our portfolios are constructed based on the merits of an investment in any market cycle. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by the tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863 or via our website at www.VictoryConnect.com.

Michael Policarpo

President,
Victory Funds

The Victory Portfolios  Schedule of Portfolio Investments
Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Agricultural Operations (3.7%):
Archer-Daniels-Midland Co.	148,000	$5,479
Banks (10.1%):
Bank of America Corp.	199,000	2,443
JPMorgan Chase & Co.	79,000	3,605
SunTrust Banks, Inc.	53,000	1,494
U.S. Bancorp	168,000	4,338
Wells Fargo & Co.	99,000	2,882
		14,762
Building Materials (2.7%):
Vulcan Materials Co.	87,000	3,932
Chemicals (2.5%):
CF Industries Holdings, Inc.	12,000	1,698
Potash Corp. of Saskatchewan, Inc.	36,000	2,030
		3,728
Computers & Peripherals (3.2%):
Cisco Systems, Inc.	264,000	4,636
Cosmetics & Toiletries (1.2%):
Procter & Gamble Co.	28,000	1,817
Electronics (5.1%):
Arrow Electronics, Inc. (a)	53,000	2,416
General Electric Co.	98,000	2,004
Visteon Corp. (a)	45,000	3,035
		7,455
Engineering (2.3%):
Fluor Corp.	27,000	1,888
KBR, Inc.	40,000	1,535
		3,423
Financial Services (2.8%):
Morgan Stanley	159,000	4,158
Health Care (1.5%):
WellPoint, Inc.	28,000	2,150
Heavy Machinery (2.7%):
Deere & Co.	40,000	3,900
Insurance (1.8%):
Berkshire Hathaway, Inc., Class B (a)	13,000	1,083
MetLife, Inc.	33,000	1,544
		2,627
Investment Companies (1.1%):
Invesco Ltd.	65,000	1,617
Manufacturing — Miscellaneous (4.6%):
3M Co.	69,000	6,708

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Medical Services (1.3%):
UnitedHealth Group, Inc.	39,000	$1,920
Minerals (2.4%):
BHP Billiton Ltd., Sponsored ADR	18,400	1,863
New Gold, Inc. (a)	151,000	1,691
		3,554
Mining (6.6%):
Barrick Gold Corp.	77,000	3,928
Newmont Mining Corp.	99,000	5,802
		9,730
Oil & Gas Exploration — Production & Services (15.1%):
Apache Corp.	37,000	4,935
Chesapeake Energy Corp.	158,000	5,320
DryShips, Inc. (a)	462,000	2,180
ENSCO International PLC, Sponsored ADR	84,000	5,008
EOG Resources, Inc.	19,000	2,145
QEP Resources, Inc.	60,000	2,564
		22,152
Oil Companies — Integrated (4.2%):
Chevron Corp.	19,000	2,079
Exxon Mobil Corp.	19,000	1,672
Total SA, Sponsored ADR	38,000	2,441
		6,192
Oilfield Services & Equipment (2.3%):
Weatherford International Ltd. (a)	159,000	3,431
Pharmaceuticals (4.8%):
Johnson & Johnson	10,000	658
Merck & Co., Inc.	77,000	2,768
Pfizer, Inc.	172,000	3,605
		7,031
Primary Metal & Mineral Production (1.0%):
Freeport-McMoRan Copper & Gold, Inc.	26,000	1,431
Railroads (1.6%):
Union Pacific Corp.	22,000	2,276
Real Estate Investment Trusts (2.2%):
Plum Creek Timber Co., Inc.	75,000	3,232
Restaurants (0.5%):
McDonald's Corp.	9,000	705
Retail — Discount (1.2%):
Wal-Mart Stores, Inc.	31,000	1,704
Retail — Drug Stores (0.5%):
Walgreen Co.	18,000	769
Semiconductors (2.6%):
Applied Materials, Inc.	182,000	2,855
Intel Corp.	41,000	951
		3,806

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software & Computer Services (1.0%):
Microsoft Corp.	54,000	$1,405
Steel (1.5%):
United States Steel Corp.	47,000	2,242
Telecommunications — Services & Equipment (1.4%):
Amdocs Ltd. (a)	65,000	1,999
Utilities — Electric (2.9%):
Southern Co.	19,000	742
The AES Corp. (a)	262,000	3,469
		4,211
Total Common Stocks (Cost $122,586)		144,182
Total Investments (Cost $122,586) — 98.4%		144,182
Other assets in excess of liabilities — 1.6%		2,350
NET ASSETS — 100.0%		$146,532

(a)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Stock Index Fund  April 30, 2011
(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (4.4%)
BNP Paribas Finance, Inc., 0.08% (a), 5/2/11	$1,693	$1,693
Total Commercial Paper (Amortized Cost $1,693)		1,693
Common Stocks (91.0%)
Advertising (0.1%):
Interpublic Group of Cos., Inc.	1,385	16
Omnicom Group, Inc.	804	40
		56
Aerospace/Defense (2.2%):
B.F. Goodrich Co.	356	31
Boeing Co.	2,085	166
General Dynamics Corp.	1,055	77
Honeywell International, Inc.	2,220	136
Lockheed Martin Corp.	812	64
Northrop Grumman Corp.	825	53
Raytheon Co.	1,019	50
Rockwell Collins, Inc.	439	28
United Technologies Corp.	2,606	233
		838
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	1,805	67
Airlines (0.1%):
Southwest Airlines Co.	2,117	25
Aluminum (0.1%):
Alcoa, Inc.	3,009	51
Apparel & Footwear (0.5%):
Coach, Inc.	838	50
Nike, Inc., Class B	1,084	89
Polo Ralph Lauren Corp.	185	24
VF Corp.	245	25
		188
Audio & Video Products (0.0%):
Harman International Industries, Inc.	197	10
Automotive (0.6%):
AutoNation, Inc. (b)	182	6
Ford Motor Co. (b)	10,711	166
PACCAR, Inc.	1,034	55
		227
Automotive Parts (0.3%):
Eaton Corp.	1,184	63
Genuine Parts Co.	446	24
O'Reilly Automotive, Inc. (b)	400	24
		111

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Banks (5.2%):
Bank of America Corp.	28,659	$352
Bank of New York Mellon Corp.	3,516	102
BB&T Corp.	1,967	53
Comerica, Inc.	501	19
Fifth Third Bancorp	2,599	34
First Horizon National Corp.	746	8
Huntington Bancshares, Inc.	2,445	17
JPMorgan Chase & Co.	11,280	515
KeyCorp (c)	2,688	23
M&T Bank Corp.	340	30
Marshall & Ilsley Corp.	1,501	12
Northern Trust Corp.	686	34
PNC Financial Services Group, Inc.	1,488	93
Regions Financial Corp.	3,561	26
State Street Corp.	1,422	66
SunTrust Banks, Inc.	1,513	43
U.S. Bancorp	5,442	141
Wells Fargo & Co.	14,917	434
Zions Bancorporation	518	13
		2,015
Beverages (2.2%):
Brown-Forman Corp., Class B	292	21
Coca-Cola Co.	6,497	438
Coca-Cola Enterprises, Inc.	935	27
Constellation Brands, Inc., Class A (b)	498	11
Dr Pepper Snapple Group, Inc.	634	25
Molson Coors Brewing Co.	450	22
PepsiCo, Inc.	4,492	309
		853
Biotechnology (0.9%):
Amgen, Inc. (b)	2,640	150
Biogen Idec, Inc. (b)	682	66
Gilead Sciences, Inc. (b)	2,252	88
Life Technologies Corp. (b)	510	28
		332
Brokerage Services (0.4%):
Charles Schwab Corp.	2,828	52
Thermo Fisher Scientific, Inc. (b)	1,106	66
Waters Corp. (b)	259	25
		143
Building Materials (0.1%):
Masco Corp.	1,014	14
Vulcan Materials Co.	365	16
		30
Building — Residential & Commercial (0.0%):
D.R. Horton, Inc.	796	10

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Casino Services (0.0%):
International Game Technology	846	$15
Chemicals (1.8%):
Air Products & Chemicals, Inc.	609	58
Airgas, Inc.	212	15
CF Industries Holdings, Inc.	202	29
Dow Chemical Co.	3,307	136
E.I. du Pont de Nemours & Co.	2,610	148
Eastman Chemical Co.	200	22
FMC Corp.	202	18
Monsanto Co.	1,520	103
PPG Industries, Inc.	455	43
Praxair, Inc.	859	91
Sigma-Aldrich Corp.	345	24
		687
Coal (0.3%):
Consol Energy, Inc.	641	35
Massey Energy Co.	293	20
Peabody Energy Corp.	766	51
		106
Commercial Services (0.8%):
Cintas Corp.	358	11
Ecolab, Inc.	659	35
Fidelity National Information Services, Inc.	754	25
Iron Mountain, Inc.	567	18
Moody's Corp.	565	22
Netflix, Inc. (b)	124	29
Paychex, Inc.	911	30
Quanta Services, Inc. (b)	610	13
SAIC, Inc. (b)	832	15
Visa, Inc., Class A	1,372	107
		305
Computers & Peripherals (6.3%):
Apple Computer, Inc. (b)	2,609	908
Cisco Systems, Inc.	15,653	275
Computer Sciences Corp.	439	22
Dell, Inc. (b)	4,755	74
EMC Corp. (b)	5,857	166
Hewlett-Packard Co.	6,158	249
International Business Machines Corp.	3,453	589
Lexmark International Group, Inc. (b)	223	7
NetApp, Inc. (b)	1,042	54
SanDisk Corp. (b)	670	33
Teradata Corp. (b)	476	27
Western Digital Corp. (b)	656	26
		2,430

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Products (0.5%):
Clorox Co.	390	$27
Colgate-Palmolive Co.	1,398	118
Fortune Brands, Inc.	434	28
Newell Rubbermaid, Inc.	823	16
		189
Containers & Packaging (0.1%):
Ball Corp.	479	18
Bemis, Inc.	303	9
Owens-Illinois, Inc. (b)	464	14
Sealed Air Corp.	451	12
		53
Cosmetics & Toiletries (1.7%):
Avon Products, Inc.	1,217	36
Estee Lauder Cos., Class A	324	31
International Flavors & Fragrances, Inc.	227	14
Kimberly-Clark Corp.	1,145	76
Procter & Gamble Co.	7,931	515
		672
Cruise Lines (0.1%):
Carnival Corp.	1,222	46
Data Processing (0.1%):
The Dun & Bradstreet Corp.	141	11
Total System Services, Inc.	460	9
		20
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,236	100
Fastenal Co.	417	28
		128
E-Commerce & Services (0.7%):
Amazon.com, Inc. (b)	1,009	198
Monster Worldwide, Inc. (b)	369	6
Priceline.com, Inc. (b)	139	76
		280
Electrical Equipment (0.4%):
Emerson Electric Co.	2,135	130
W.W. Grainger, Inc.	165	25
		155
Electronics (2.0%):
Amphenol Corp., Class A	498	28
FLIR Systems, Inc.	452	16
General Electric Co.	30,068	615
Johnson Controls, Inc.	1,918	79
L-3 Communications Holdings, Inc.	321	26
Molex, Inc.	391	10
PerkinElmer, Inc.	321	9
		783

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy — Alternative Sources (0.1%):
First Solar, Inc. (b)	153	$21
Engineering (0.1%):
Fluor Corp.	500	35
Jacobs Engineering Group, Inc. (b)	358	18
		53
Entertainment (0.6%):
The Walt Disney Co.	5,377	232
Environmental Control (0.3%):
Republic Services, Inc.	870	28
Stericycle, Inc. (b)	242	22
Waste Management, Inc.	1,346	53
		103
Financial Services (3.7%):
American Express Co.	2,962	145
Ameriprise Financial, Inc.	698	43
BlackRock, Inc.	271	53
Capital One Financial Corp.	1,295	71
Citigroup, Inc. (b)	82,276	378
CME Group, Inc.	190	56
Discover Financial Services	1,544	38
E*TRADE Financial Corp. (b)	707	11
Equifax, Inc.	348	13
Federated Investors, Inc., Class B	262	7
Goldman Sachs Group, Inc.	1,474	223
H&R Block, Inc.	864	15
IntercontinentalExchange, Inc. (b)	208	25
Janus Capital Group, Inc.	527	6
Legg Mason, Inc.	431	16
MasterCard, Inc., Class A	274	76
Morgan Stanley	4,377	114
NYSE Euronext	740	30
SLM Corp. (b)	1,492	25
T. Rowe Price Group, Inc.	733	47
The Nasdaq OMX Group, Inc. (b)	424	12
Western Union Co.	1,831	39
		1,443
Food Distributors, Supermarkets & Wholesalers (0.3%):
Safeway, Inc.	1,043	25
SUPERVALU, Inc.	601	7
Sysco Corp.	1,650	48
The Kroger Co.	1,801	44
		124
Food Processing & Packaging (1.4%):
Campbell Soup Co.	517	17
ConAgra, Inc.	1,158	28
Dean Foods Co. (b)	519	6

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	1,800	$69
H.J. Heinz Co.	911	47
Hershey Foods Corp.	438	25
Hormel Foods Corp.	392	12
J.M. Smucker Co.	337	25
Kellogg Co.	713	41
Kraft Foods, Inc., Class A	4,952	166
McCormick & Co., Inc.	377	19
Mead Johnson Nutrition Co., Class A	579	39
Sara Lee Corp.	1,763	34
Tyson Foods, Inc., Class A	844	17
		545
Forest Products & Paper (0.2%):
International Paper Co.	1,245	38
MeadWestvaco Corp.	477	16
Weyerhaeuser Co.	1,521	35
		89
Health Care (1.0%):
CareFusion Corp. (b)	632	18
Coventry Health Care, Inc. (b)	424	14
DaVita, Inc. (b)	272	24
DENTSPLY International, Inc.	403	15
Humana, Inc. (b)	477	36
McKesson Corp.	720	60
Medtronic, Inc.	3,028	126
WellPoint, Inc.	1,063	82
		375
Healthcare — Products (0.3%):
Covidien PLC	1,398	78
Edwards Lifesciences Corp. (b)	325	28
		106
Heavy Machinery (0.8%):
Caterpillar, Inc.	1,809	209
Deere & Co.	1,192	116
		325
Home Builders (0.0%):
Lennar Corp., Class A	455	8
Pulte Group, Inc. (b)	952	8
		16
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,376	9
Hotels & Motels (0.2%):
Marriott International, Inc., Class A	823	29
Starwood Hotels & Resorts Worldwide, Inc.	544	32
Wynn Resorts Ltd.	215	32
		93

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Household Goods — Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	415	$11
Whirlpool Corp.	215	18
		29
Insurance (3.7%):
ACE Ltd.	950	64
Aetna, Inc.	1,089	45
Aflac, Inc.	1,331	75
Allstate Corp.	1,500	51
American International Group, Inc.	407	13
Aon Corp.	943	49
Assurant, Inc.	283	11
Berkshire Hathaway, Inc., Class B (b)	4,901	408
CIGNA Corp.	768	36
Cincinnati Financial Corp.	462	15
Genworth Financial, Inc., Class A (b)	1,387	17
Hartford Financial Services Group, Inc.	1,259	36
Lincoln National Corp.	894	28
Loews Corp.	890	39
Marsh & McLennan Cos., Inc.	1,541	47
MetLife, Inc.	2,988	140
Principal Financial Group	908	31
Progressive Corp.	1,869	41
Prudential Financial, Inc.	1,376	87
The Chubb Corp.	836	54
The Travelers Cos., Inc.	1,221	77
Torchmark Corp.	221	15
Unum Group	877	23
XL Group PLC	881	22
		1,424
Internet Business Services (1.7%):
Akamai Technologies, Inc. (b)	530	18
eBay, Inc. (b)	3,235	111
Expedia, Inc.	567	14
Google, Inc., Class A (b)	710	387
Juniper Networks, Inc. (b)	1,515	58
Symantec Corp. (b)	2,161	43
VeriSign, Inc.	491	18
		649
Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	3,708	66
Investment Companies (0.2%):
Franklin Resources, Inc.	411	53
Invesco Ltd.	1,304	32
		85
Lodging (0.0%):
Wyndham Worldwide Corp.	491	17

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Machine — Diversified (0.5%):
Cummins, Inc.	560	$67
Dover Corp.	528	36
Flowserve Corp.	158	20
Rockwell Automation, Inc.	403	35
Roper Industries, Inc.	270	24
		182
Machinery — Construction & Mining (0.1%):
Joy Global, Inc.	297	30
Manufacturing — Diversified (0.7%):
Illinois Tool Works, Inc.	1,411	83
Ingersoll-Rand PLC	933	47
Leucadia National Corp.	560	22
Parker Hannifin Corp.	458	43
Tyco International Ltd.	1,341	65
		260
Manufacturing — Miscellaneous (0.9%):
3M Co.	2,016	196
Danaher Corp.	1,531	85
ITT Industries, Inc.	520	30
Pall Corp.	327	19
Textron, Inc.	782	20
		350
Media (1.0%):
Cablevision Systems Corp., Class A	659	23
Discovery Communications, Inc., Class A (b)	797	36
News Corp., Class A	6,467	115
Scripps Networks Interactive, Class A	257	13
Time Warner, Inc.	3,094	117
Viacom, Inc., Class B	1,690	87
		391
Medical Services (0.9%):
Express Scripts, Inc. (b)	1,496	85
Laboratory Corp. of America Holdings (b)	283	27
Medco Health Solutions, Inc. (b)	1,145	68
Quest Diagnostics, Inc.	441	25
UnitedHealth Group, Inc.	3,097	152
		357
Medical Supplies (1.1%):
Baxter International, Inc.	1,641	93
Becton Dickinson & Co.	626	54
Boston Scientific Corp. (b)	4,314	32
C.R. Bard, Inc.	241	26
Intuitive Surgical, Inc. (b)	110	39
Patterson Cos., Inc.	271	9
St. Jude Medical, Inc.	922	49
Stryker Corp.	953	56

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc. (b)	340	$24
Zimmer Holdings, Inc. (b)	544	36
		418
Medical — Information Systems (0.1%):
Cerner Corp. (b)	203	24
Mining (0.3%):
Cliffs Natural Resources, Inc.	384	36
Newmont Mining Corp.	1,397	82
		118
Motorcycles (0.1%):
Harley-Davidson, Inc.	667	25
Newspapers (0.0%):
Gannett Co., Inc.	679	10
Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	303	13
Pitney Bowes, Inc.	577	14
Staples, Inc.	2,037	43
Xerox Corp.	3,963	40
		110
Oil & Gas Exploration — Production & Services (2.4%):
Anadarko Petroleum Corp.	1,405	111
Apache Corp.	1,084	144
Cabot Oil & Gas Corp.	295	17
Chesapeake Energy Corp.	1,862	63
Denbury Resources, Inc. (b)	1,136	26
Devon Energy Corp.	1,209	110
Diamond Offshore Drilling, Inc.	197	15
EOG Resources, Inc.	757	85
EQT Corp.	422	22
Helmerich & Payne, Inc.	301	20
Murphy Oil Corp.	546	42
Nabors Industries Ltd. (b)	810	25
Newfield Exploration Co. (b)	380	27
Noble Energy, Inc.	498	48
ONEOK, Inc.	303	21
Pioneer Natural Resources Co.	330	34
QEP Resources, Inc.	499	21
Range Resources Corp.	454	26
Rowan Cos., Inc. (b)	358	15
Southwestern Energy Co. (b)	985	43
		915
Oil Companies — Integrated (6.8%):
Chevron Corp.	5,684	622
ConocoPhillips Co.	4,048	319
Exxon Mobil Corp.	14,041	1,236
Hess Corp.	851	73

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Marathon Oil Corp.	2,011	$109
Occidental Petroleum Corp.	2,302	263
		2,622
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	342	14
Tesoro Corp. (b)	405	11
Valero Energy Corp.	1,611	46
		71
Oilfield Services & Equipment (2.0%):
Baker Hughes, Inc.	1,230	95
Cameron International Corp. (b)	693	36
FMC Technologies, Inc. (b)	680	32
Halliburton Co.	2,586	131
National-Oilwell Varco, Inc.	1,192	91
Noble Corp.	714	31
Schlumberger Ltd.	3,854	346
		762
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	252	21
Pharmaceuticals (5.5%):
Abbott Laboratories	4,382	228
Allergan, Inc.	866	69
AmerisourceBergen Corp.	776	32
Bristol-Myers Squibb Co.	4,821	135
Cardinal Health, Inc.	990	43
Celgene Corp. (b)	1,316	77
Cephalon, Inc. (b)	214	16
Eli Lilly & Co.	2,885	107
Forest Laboratories, Inc. (b)	810	27
Hospira, Inc. (b)	472	27
Johnson & Johnson	7,745	509
Merck & Co., Inc.	8,730	314
Mylan Laboratories, Inc. (b)	1,238	31
Pfizer, Inc.	22,640	475
Watson Pharmaceuticals, Inc. (b)	356	22
		2,112
Pipelines (0.4%):
El Paso Corp.	2,170	42
Spectra Energy Corp.	1,837	53
Williams Cos., Inc.	1,660	55
		150
Primary Metal & Mineral Production (0.4%):
Freeport-McMoRan Copper & Gold, Inc.	2,680	148
Titanium Metals Corp. (b)	255	5
		153

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Publishing (0.1%):
McGraw-Hill Cos., Inc.	868	$35
R.R. Donnelley & Sons Co.	585	11
The Washington Post Co., Class B	15	7
		53
Radio & Television (0.7%):
Comcast Corp., Class A	7,862	206
Time Warner Cable, Inc., Class A	972	76
		282
Railroads (0.8%):
CSX Corp.	1,049	83
Norfolk Southern Corp.	1,008	75
Union Pacific Corp.	1,390	144
		302
Real Estate Investment Trusts (1.3%):
Apartment Investment & Management Co., Class A	335	9
AvalonBay Communities, Inc.	244	31
Boston Properties, Inc.	404	42
Equity Residential Properties Trust	832	50
HCP, Inc.	1,132	45
Health Care REIT, Inc.	499	27
Host Hotels & Resorts, Inc.	1,927	34
Kimco Realty Corp.	1,151	23
Plum Creek Timber Co., Inc.	458	20
ProLogis	1,615	26
Public Storage, Inc.	396	46
Simon Property Group, Inc.	841	96
Ventas, Inc.	461	26
Vornado Realty Trust	463	45
		520
Real Estate Services (0.1%):
CB Richard Ellis Group, Inc., Class A (b)	825	22
Restaurants (1.0%):
Darden Restaurants, Inc.	391	18
McDonald's Corp.	2,954	231
Starbucks Corp.	2,112	77
Yum! Brands, Inc.	1,324	71
		397
Retail (0.4%):
CarMax, Inc. (b)	639	22
Chipotle Mexican Grill, Inc. (b)	88	24
Target Corp.	2,005	98
		144
Retail — Apparel/Shoe (0.3%):
Abercrombie & Fitch Co., Class A	247	18
Gap, Inc.	1,170	27

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Limited Brands, Inc.	749	$31
Ross Stores, Inc.	337	25
Urban Outfitters, Inc. (b)	362	11
		112
Retail — Department Stores (0.3%):
J.C. Penney Co., Inc.	670	26
Kohl's Corp.	828	44
Macy's, Inc.	1,199	29
Nordstrom, Inc.	475	22
Sears Holdings Corp. (b)	123	10
		131
Retail — Discount (1.0%):
Big Lots, Inc. (b)	214	9
Family Dollar Stores, Inc.	358	19
TJX Cos., Inc.	1,121	60
Wal-Mart Stores, Inc.	5,547	305
		393
Retail — Drug Stores (0.6%):
CVS Caremark Corp.	3,874	140
Walgreen Co.	2,612	112
		252
Retail — Food (0.1%):
Whole Foods Market, Inc.	418	26
Retail — Specialty Stores (1.0%):
AutoZone, Inc. (b)	76	21
Bed Bath & Beyond, Inc. (b)	721	41
Best Buy Co., Inc.	926	29
GameStop Corp., Class A (b)	399	10
Lowe's Cos., Inc.	3,908	103
RadioShack Corp.	300	5
The Home Depot, Inc.	4,641	172
Tiffany & Co.	358	25
		406
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	688	12
Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,491	14
People's United Financial, Inc.	1,025	14
		28
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	349	14
DeVry, Inc.	174	9
		23

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors (2.3%):
Advanced Micro Devices, Inc. (b)	1,630	$15
Altera Corp.	906	44
Analog Devices, Inc.	848	34
Applied Materials, Inc.	3,736	59
Broadcom Corp., Class A	1,347	47
Intel Corp.	15,540	360
JDS Uniphase Corp. (b)	635	13
KLA-Tencor Corp.	474	21
Linear Technology Corp.	642	22
LSI Logic Corp. (b)	1,744	13
MEMC Electronic Materials, Inc. (b)	652	8
Microchip Technology, Inc.	534	22
Micron Technology, Inc. (b)	2,429	27
National Semiconductor Corp.	683	17
Novellus Systems, Inc. (b)	255	8
NVIDIA Corp. (b)	1,645	33
Teradyne, Inc. (b)	525	8
Texas Instruments, Inc.	3,319	118
Xilinx, Inc.	739	26
		895
Software & Computer Services (3.7%):
Adobe Systems, Inc. (b)	1,433	48
Autodesk, Inc. (b)	648	29
Automatic Data Processing, Inc.	1,406	76
BMC Software, Inc. (b)	506	26
CA, Inc.	1,083	27
Citrix Systems, Inc. (b)	531	45
Cognizant Technology Solutions Corp., Class A (b)	861	71
Compuware Corp. (b)	619	7
Electronic Arts, Inc. (b)	947	19
F5 Networks, Inc. (b)	229	23
Fiserv, Inc. (b)	414	25
Intuit, Inc. (b)	771	43
Microsoft Corp.	20,937	545
Oracle Corp.	11,016	397
Red Hat, Inc. (b)	546	26
Salesforce.com, Inc. (b)	335	47
		1,454
Staffing (0.0%):
Robert Half International, Inc.	414	13
Steel (0.4%):
AK Steel Holding Corp.	312	5
Allegheny Technologies, Inc.	279	20
Nucor Corp.	895	42
Precision Castparts Corp.	406	63
United States Steel Corp.	407	19
		149

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Telecommunications (0.1%):
Frontier Communications Corp.	2,814	$23
Telecommunications — Services & Equipment (1.5%):
Agilent Technologies, Inc. (b)	977	49
American Tower Corp., Class A (b)	1,126	59
Corning, Inc.	4,434	93
Harris Corp.	362	19
Jabil Circuit, Inc.	555	11
MetroPCS Communications, Inc. (b)	747	12
Motorola Mobility Holdings, Inc. (b)	833	22
Motorola Solutions, Inc. (b)	953	44
QUALCOMM, Inc.	4,654	264
Tellabs, Inc.	1,027	5
		578
Television (0.4%):
CBS Corp., Class B	1,904	48
The DIRECTV Group, Inc., Class A (b)	2,247	109
		157
Tobacco (1.5%):
Altria Group, Inc.	5,924	159
Lorillard, Inc.	412	44
Philip Morris International, Inc.	5,089	353
Reynolds American, Inc.	958	36
		592
Tools & Hardware Manufacturing (0.1%):
Snap-on, Inc.	165	10
Stanley Black & Decker, Inc.	473	35
		45
Toys (0.1%):
Hasbro, Inc.	388	18
Mattel, Inc.	987	27
		45
Transportation Services (0.9%):
C.H. Robinson Worldwide, Inc.	470	38
Expeditors International of Washington, Inc.	601	33
FedEx Corp.	892	85
United Parcel Service, Inc., Class B	2,795	209
		365
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	145	8
Utilities — Electric (2.8%):
Ameren Corp.	681	20
American Electric Power Co.	1,361	50
CenterPoint Energy, Inc.	1,203	22
CMS Energy Corp.	714	14
Consolidated Edison Co. of New York, Inc.	827	43

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Constellation Energy Group, Inc.	566	$21
Dominion Resources, Inc.	1,645	76
DTE Energy Co.	480	24
Duke Energy Corp.	3,764	70
Edison International	923	36
Entergy Corp.	507	35
Exelon Corp.	1,874	79
FirstEnergy Corp.	1,184	47
Integrys Energy Group, Inc.	221	12
NextEra Energy, Inc.	1,192	68
NiSource, Inc.	791	15
Northeast Utilities	500	18
NRG Energy, Inc. (b)	701	17
Pepco Holdings, Inc.	637	12
PG&E Corp.	1,122	52
Pinnacle West Capital Corp.	308	13
PPL Corp.	1,601	44
Progress Energy, Inc.	831	40
Public Service Enterprise Group, Inc.	1,433	46
SCANA Corp.	322	13
Southern Co.	2,394	94
TECO Energy, Inc.	608	12
The AES Corp. (b)	1,875	25
Wisconsin Energy Corp.	662	21
Xcel Energy, Inc.	1,367	33
		1,072
Utilities — Natural Gas (0.1%):
NICOR, Inc.	129	7
Sempra Energy	681	38
		45
Utilities — Telecommunications (2.5%):
AT&T, Inc.	16,739	521
CenturyTel, Inc.	1,686	69
Sprint Nextel Corp. (b)	8,467	44
Verizon Communications, Inc.	8,008	302
Windstream Corp.	1,428	18
		954
Total Common Stocks (Cost $13,834)		35,208

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (4.1%)
SPDR Trust Series I (d)	11,600	$1,584
Total Investment Companies (Cost $1,529)		1,584
Total Investments (Cost $17,160) — 99.8%		38,485
Other assets in excess of liabilities — 0.2%		190
NET ASSETS — 100.0%		$38,675

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

(c)  Investment in affiliate and represents 0.1% of net assets.

(d)  All or a portion of this security has been designated as collateral for futures contracts.

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

	Contracts	Value
Futures Contracts (4.0%):
S&P 500 Index, expiring June 20, 2011	23	1,564
Total Futures Contracts (Cost $1,442)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.1%)
BNP Paribas Finance, Inc., 0.08% (a), 5/2/11	$48,714	$48,714
Total Commercial Paper (Amortized Cost $48,714)		48,714
Common Stocks (92.6%)
Aerospace/Defense (1.4%):
Raytheon Co.	237,000	11,506
Apparel & Footwear (1.5%):
VF Corp.	120,000	12,067
Automotive Parts (2.3%):
Genuine Parts Co.	166,000	8,914
Penske Automotive Group, Inc. (b)	437,000	9,824
		18,738
Banks (3.3%):
City National Corp.	181,000	10,337
Cullen/Frost Bankers, Inc.	133,000	7,879
SunTrust Banks, Inc.	301,000	8,485
		26,701
Brokerage Services (1.3%):
Lazard Ltd., Class A	256,000	10,496
Chemicals (1.3%):
PPG Industries, Inc.	107,000	10,130
Commercial Services (2.9%):
Choice Hotels International, Inc.	232,000	8,672
Cintas Corp.	458,000	14,221
		22,893
Computers & Peripherals (1.0%):
CACI International, Inc., Class A (b)	80,000	4,889
Lexmark International Group, Inc. (b)	100,500	3,241
		8,130
Containers & Packaging (2.8%):
Owens-Illinois, Inc. (b)	358,000	10,622
Sonoco Products Co.	334,000	11,543
		22,165
Electronics (2.6%):
Hubbell, Inc., Class B	147,000	10,289
Johnson Controls, Inc.	259,600	10,646
		20,935
Financial Services (2.0%):
Affiliated Managers Group, Inc. (b)	54,000	5,890
Capitol Federal Financial, Inc.	922,100	10,438
		16,328

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Food Distributors, Supermarkets & Wholesalers (4.0%):
Hansen Natural Corp. (b)	90,000	$5,953
Ralcorp Holdings, Inc. (b)	200,000	15,560
Safeway, Inc.	421,000	10,235
		31,748
Food Processing & Packaging (2.6%):
ConAgra, Inc.	527,000	12,885
Corn Products International, Inc.	136,825	7,539
		20,424
Health Care (1.8%):
DENTSPLY International, Inc.	377,000	14,153
Insurance (8.8%):
Alleghany Corp. (b)	28,062	9,232
Arch Capital Group Ltd. (b)	106,000	11,024
Marsh & McLennan Cos., Inc.	514,000	15,564
StanCorp Financial Group, Inc.	243,000	10,473
The Chubb Corp.	198,000	12,908
W.R. Berkley Corp.	333,000	10,859
		70,060
Investment Companies (1.3%):
Franklin Resources, Inc.	79,000	10,200
Machine — Diversified (3.1%):
Dover Corp.	155,000	10,546
Kennametal, Inc.	342,000	14,439
		24,985
Manufacturing — Diversified (5.1%):
Ingersoll-Rand PLC	243,000	12,272
Leucadia National Corp.	316,000	12,217
Mohawk Industries, Inc. (b)	179,000	10,747
Parker Hannifin Corp.	60,500	5,706
		40,942
Manufacturing — Miscellaneous (1.1%):
ITT Industries, Inc.	150,000	8,669
Medical Services (1.6%):
Quest Diagnostics, Inc.	226,000	12,742
Medical Supplies (4.5%):
C.R. Bard, Inc.	118,000	12,597
Hologic, Inc. (b)	456,000	10,041
Zimmer Holdings, Inc. (b)	203,500	13,278
		35,916
Oil & Gas Exploration — Production & Services (7.1%):
Cimarex Energy Co.	87,039	9,626
Devon Energy Corp.	133,000	12,103
Forest Oil Corp. (b)	303,000	10,881

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Helmerich & Payne, Inc.	183,000	$12,140
Patterson-UTI Energy, Inc.	382,000	11,884
		56,634
Oil Marketing & Refining (1.4%):
Valero Energy Corp.	389,000	11,009
Paint, Varnishes & Enamels (2.5%):
RPM International, Inc.	498,000	11,703
The Sherwin-Williams Co.	99,000	8,147
		19,850
Pipelines (2.6%):
National Fuel Gas Co.	129,000	9,456
Questar Corp.	663,000	11,649
		21,105
Real Estate Investment Trusts (3.0%):
Alexandria Real Estate Equities, Inc.	107,000	8,790
Nationwide Health Properties, Inc.	194,000	8,497
Regency Centers Corp.	148,000	6,965
		24,252
Restaurants (1.6%):
Darden Restaurants, Inc.	277,000	13,011
Retail — Department Stores (1.7%):
Kohl's Corp.	250,000	13,177
Retail — Specialty Stores (1.0%):
PetSmart, Inc.	188,000	7,928
Semiconductors (3.2%):
Analog Devices, Inc.	223,000	8,989
KLA-Tencor Corp.	203,000	8,912
Lam Research Corp. (b)	159,000	7,681
		25,582
Software & Computer Services (2.2%):
DST Systems, Inc.	143,000	7,051
Ingram Micro, Inc., Class A (b)	550,000	10,302
		17,353
Staffing (0.5%):
Robert Half International, Inc.	118,000	3,579
Steel (1.4%):
Allegheny Technologies, Inc.	155,000	11,160
Transportation Services (1.2%):
Con-way, Inc.	237,500	9,243
Utilities — Electric (4.1%):
Alliant Energy Corp.	325,000	12,851
Hawaiian Electric Industries, Inc.	407,000	10,374
Xcel Energy, Inc.	379,000	9,221
		32,446

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities — Natural Gas (2.8%):
Energen Corp.	203,000	$13,197
Sempra Energy	172,000	9,477
		22,674
Total Common Stocks (Cost $563,769)		738,931
Exchange Traded Funds (1.4%)
iShares Russell Midcap Value Index Fund	221,000	10,886
Total Exchange Traded Funds (Amortized Cost $8,856)		10,886
Total Investments (Cost $621,339) — 100.1%		798,531
Liabilities in excess of other assets — (0.1)%		(453)
NET ASSETS — 100.0%		$798,078

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Value Fund	Stock Index Fund	Established Value Fund
ASSETS:
Investments, at value (Cost $122,586, $17,160, $621,339)	$144,182	$38,485	$798,531
Cash	50	50	50
Cash held as collateral for futures	—	103	—
Interest and dividends receivable	86	37	492
Net receivable for variation margin on futures contracts	—	6	—
Receivable for capital shares issued	4	11	3,192
Receivable for investments sold	2,721	6	—
Receivable from Adviser	8	1	9
Prepaid expenses	36	28	35
Total Assets	147,087	38,727	802,309
LIABILITIES:
Payable for investments purchased	—	24	2,709
Payable for capital shares redeemed	306	4	839
Line of Credit payable	125	—	—
Accrued expenses and other payables:
Investment advisory fees	90	8	310
Administration fees	12	2	63
Custodian fees	2	1	9
Transfer agent fees	5	6	57
Trustee fees	1	— (a)	3
Shareholder servicing fees	6	7	85
12b-1 fees	1	—	129
Other accrued expenses	7	—	27
Total Liabilities	555	52	4,231
NET ASSETS:
Capital	158,099	21,886	592,072
Accumulated undistributed net investment income	31	27	327
Accumulated net realized gains (losses) from investments and futures	(33,194)	(4,788)	28,487
Net unrealized appreciation on investments and futures	21,596	21,550	177,192
Net Assets	$146,532	$38,675	$798,078
Net Assets
Class A Shares	$30,869	$20,672	$466,567
Class C Shares	453	—	—
Class R Shares	1,739	18,003	317,821
Class I Shares	113,471	—	13,690
Total	$146,532	$38,675	$798,078
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,466	993	16,223
Class C Shares	37	—	—
Class R Shares	140	867	11,136
Class I Shares	9,098	—	477
Total	11,741	1,860	27,836
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$12.52	$20.81	$28.76
Class C Shares (c)	$12.31	—	—
Class R Shares	$12.46	$20.79	$28.54
Class I Shares	$12.47	—	$28.75
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share —
Class A Shares	$13.28	$22.08	$30.51

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	Value Fund	Stock Index Fund		Established Value Fund
Investment Income:
Interest income	$2	$1		$36
Dividend income	1,338	354		6,107
Income from securities lending, net	4	—		24
Total Income	1,344	355		6,167
Expenses:
Investment advisory fees	545	46		1,659
Administration fees	73	24		330
Shareholder servicing fees — Class A Shares	38	16		470
Shareholder servicing fees — Class R Shares	—	20		—
12b-1 fees — Class C Shares	2	—		—
12b-1 fees — Class R Shares	4	—		709
Custodian fees	12	10		45
Transfer agent fees	13	3		62
Transfer agent fees — Class A Shares	3	6		210
Transfer agent fees — Class R Shares	1	5		73
Transfer agent fees — Class I Shares	4	—		1
Trustees' fees	8	2		33
Chief Compliance Officer fees	1	—	(a)	4
Legal and audit fees	12	3		49
State registration and filing fees	22	12		24
Other expenses	12	8		48
Recoupment of prior expenses waived/reimbursed by Adviser	—	—		3
Total Expenses	750	155		3,720
Expenses waived/reimbursed by Adviser	(19)	(10)		—
Net Expenses	731	145		3,720
Net Investment Income	613	210		2,447
Realized/Unrealized Gains from Investment Transactions and Futures:
Net realized gains from investment transactions	17,730	2,610		28,876
Net realized gains from futures transactions	—	167		—
Net change in unrealized appreciation/depreciation on investments and futures	3,217	2,623		79,069
Net realized/unrealized gains from investments and futures	20,947	5,400		107,945
Change in net assets resulting from operations	$21,560	$5,610		$110,392

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$613	$1,395	$210	$429	$2,447	$2,169
Net realized gains from investment transactions	17,730	8,770	2,610	3,120	28,876	39,403
Net realized gains from futures	—	—	167	164	—	—
Net change in unrealized appreciation/depreciation on investments and futures	3,217	7,156	2,623	1,492	79,069	45,603
Net increase from payment by the sub-administrator (note 4)	—	167	—	—	—	49
Change in net assets resulting from operations	21,560	17,488	5,610	5,205	110,392	87,224
Distributions to Shareholders:
From net investment income:
Class A Shares	(86)	(264)	(125)	(290)	(1,503)	(1,073)
Class C Shares	—	(2)	—	—	—	—
Class R Shares	(2)	(13)	(81)	(156)	(906)	(799)
Class I Shares (a)	(487)	(1,391)	—	—	(59)	(22)
From net realized gains:
Class A Shares	—	—	—	—	(21,690)	(2,486)
Class R Shares	—	—	—	—	(17,262)	(3,299)
Class I Shares (a)	—	—	—	—	(719)	—
Change in net assets resulting from distributions to shareholders	(575)	(1,670)	(206)	(446)	(42,139)	(7,679)
Change in net assets from capital transactions	(9,606)	(13,779)	(2,583)	(5,585)	171,807	151,578
Change in net assets	11,379	2,039	2,821	(826)	240,060	231,123
Net Assets:
Beginning of period	135,153	133,114	35,854	36,680	558,018	326,895
End of period	$146,532	$135,153	$38,675	$35,854	$798,078	$558,018
Accumulated undistributed net investment income (loss)	$31	$(7)	$27	$23	$327	$348

(a)  Class I Shares of Established Value Fund commenced operations on March 1, 2010.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$8,332	$4,270	$1,343	$4,624	$156,239	$179,038
Dividends reinvested	82	255	119	277	18,624	2,974
Cost of shares redeemed	(7,501)	(11,134)	(5,317)	(9,179)	(46,137)	(59,879)
Total Class A Shares	$913	$(6,609)	$(3,855)	$(4,278)	$128,726	$122,133
Class C Shares
Proceeds from shares issued	$25	$52	—	—	—	—
Dividends reinvested	—	1	—	—	—	—
Cost of shares redeemed	(166)	(397)	—	—	—	—
Total Class C Shares	$(141)	$(344)	—	—	—	—
Class R Shares
Proceeds from shares issued	$169	$155	$2,855	$4,267	$52,176	$60,786
Dividends reinvested	2	11	81	155	16,387	3,712
Cost of shares redeemed	(340)	(844)	(1,664)	(5,729)	(26,986)	(44,999)
Total Class R Shares	$(169)	$(678)	$1,272	$(1,307)	$41,577	$19,499
Class I Shares (a)
Proceeds from shares issued	$4,002	$6,512	—	—	$2,017	$10,155
Dividends reinvested	486	1,391	—	—	778	22
Cost of shares redeemed	(14,697)	(14,051)	—	—	(1,291)	(231)
Total Class I Shares	$(10,209)	$(6,148)	—	—	$1,504	$9,946
Change in net assets from capital transactions	$(9,606)	$(13,779)	$(2,583)	$(5,585)	$171,807	$151,578
Share Transactions:
Class A Shares
Issued	718	407	68	268	5,706	7,484
Reinvested	7	25	6	16	708	126
Redeemed	(630)	(1,077)	(270)	(542)	(1,679)	(2,501)
Total Class A Shares	95	(645)	(196)	(258)	4,735	5,109
Class C Shares
Issued	2	5	—	—	—	—
Reinvested	—	— (b)	—	—	—	—
Redeemed	(14)	(39)	—	—	—	—
Total Class C Shares	(12)	(34)	—	—	—	—
Class R Shares
Issued	14	15	144	251	1,920	2,559
Reinvested	— (b)	1	4	9	628	159
Redeemed	(28)	(83)	(85)	(340)	(987)	(1,895)
Total Class R Shares	(14)	(67)	63	(80)	1,561	823
Class I Shares (a)
Issued	332	622	—	—	73	429
Reinvested	41	135	—	—	30	1
Redeemed	(1,225)	(1,363)	—	—	(47)	(9)
Total Class I Shares	(852)	(606)	—	—	56	421
Change in Shares	(783)	(1,352)	(133)	(338)	6,352	6,353

(a)  Class I Shares of Established Value Fund commenced operations on March 1, 2010.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Value Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.83	$9.62		$8.96	$16.12	$16.43		$13.62
Investment Activities:
Net investment income	0.04	0.08		0.14	0.16	0.23		0.07
Net realized and unrealized gains (losses) on investments	1.69	1.23		0.66	(5.68)	1.89		2.81
Total from Investment Activities	1.73	1.31		0.80	(5.52)	2.12		2.88
Distributions:
Net investment income	(0.03)	(0.10)		(0.14)	(0.16)	(0.10)		(0.07)
Net realized gains from investments	—	—		—	(1.48)	(2.33)		—
Total Distributions	(0.03)	(0.10)		(0.14)	(1.64)	(2.43)		(0.07)
Net Asset Value, End of Period	$12.52	$10.83		$9.62	$8.96	$16.12		$16.43
Total Return (excludes sales charge) (a)	15.93%	13.72	%(b)	9.25%	(37.68)%	14.77	%(c)	21.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$30,869	$25,670		$29,024	$28,744	$46,436		$219,428
Ratio of net expenses to average net assets (d)	1.24%	1.24%		1.25%	1.22%	1.19%		1.22%
Ratio of net investment income to average net assets (d)	0.61%	0.79%		1.63%	1.31%	0.84%		0.48%
Portfolio turnover (a) (e)	91%	129%		96%	140%	104%		104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.66	$9.48		$8.84	$15.93	$16.30		$13.56
Investment Activities:
Net investment income (loss)	(0.01)	—	(a)	0.07	0.06	—	(a)	(0.05)
Net realized and unrealized gains (losses) on investments	1.66	1.21		0.65	(5.60)	1.98		2.79
Total from Investment Activities	1.65	1.21		0.72	(5.54)	1.98		2.74
Distributions:
Net investment income	—	(0.03)		(0.08)	(0.07)	(0.02)		—
Net realized gains from investments	—	—		—	(1.48)	(2.33)		—
Total Distributions	—	(0.03)		(0.08)	(1.55)	(2.35)		—
Net Asset Value, End of Period	$12.31	$10.66		$9.48	$8.84	$15.93		$16.30
Total Return (excludes contingent deferred sales charge) (b)	15.48%	12.78	%(c)	8.40%	(38.14)%	13.86	%(d)	20.21%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$453	$523		$785	$832	$727		$982
Ratio of net expenses to average net assets (e)	2.00%	2.00%		2.00%	2.00%	2.00%		2.00%
Ratio of net investment income (loss) to average net assets (e)	(0.14)%	0.04%		0.89%	0.53%	(0.03)%		(0.32)%
Ratio of gross expenses to average net assets (e) (f)	3.80%	3.61%		3.04%	3.48%	3.25%		2.77%
Ratio of net investment income to average net assets (e) (f)	(1.94)%	(1.57)%		(0.15)%	(0.95)%	(1.27)%		(1.09)%
Portfolio turnover (b) (g)	91%	129%		96%	140%	104%		104%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.78	$9.58		$8.92	$16.05	$16.41		$13.60
Investment Activities:
Net investment income	0.01	0.04		0.11	0.12	0.06		0.02
Net realized and unrealized gains (losses) on investments	1.68	1.23		0.66	(5.66)	1.98		2.81
Total from Investment Activities	1.69	1.27		0.77	(5.54)	2.04		2.83
Distributions:
Net investment income	(0.01)	(0.07)		(0.11)	(0.11)	(0.07)		(0.02)
Net realized gains from investments	—	—		—	(1.48)	(2.33)		—
Total Distributions	(0.01)	(0.07)		(0.11)	(1.59)	(2.40)		(0.02)
Net Asset Value, End of Period	$12.46	$10.78		$9.58	$8.92	$16.05		$16.41
Total Return (a)	15.71%	13.27	%(b)	8.91%	(37.91)%	14.21	%(c)	20.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,739	$1,655		$2,122	$2,190	$4,204		$4,465
Ratio of net expenses to average net assets (d)	1.60%	1.60%		1.60%	1.60%	1.60%		1.59%
Ratio of net investment income to average net assets (d)	0.25%	0.44%		1.30%	0.93%	0.40%		0.12%
Ratio of gross expenses to average net assets (d) (e)	2.21%	1.99%		1.90%	1.81%	1.75%		1.77%
Ratio of net investment income (loss) to average net assets (d) (e)	(0.36)%	0.05%		1.00%	0.72%	0.24%		(0.06)%
Portfolio turnover (a) (f)	91%	129%		96%	140%	104%		104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79	$9.58		$8.93	$16.07	$15.32
Investment Activities:
Net investment income	0.05	0.12		0.17	0.20	0.02
Net realized and unrealized gains (losses) on investments	1.68	1.23		0.65	(5.66)	0.79
Total from Investment Activities	1.73	1.35		0.82	(5.46)	0.81
Distributions:
Net investment income	(0.05)	(0.14)		(0.17)	(0.20)	(0.06)
Net realized gains from investments	—	—		—	(1.48)	—
Total Distributions	(0.05)	(0.14)		(0.17)	(1.68)	(0.06)
Net Asset Value, End of Period	$12.47	$10.79		$9.58	$8.93	$16.07
Total Return (b)	16.06%	14.13	%(c)	9.53%	(37.48)%	5.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$113,471	$107,305		$101,183	$99,552	$178,599
Ratio of net expenses to average net assets (d)	0.93%	0.93%		0.93%	0.93%	0.91%
Ratio of net investment income to average net assets (d)	0.92%	1.10%		1.94%	1.59%	0.90%
Ratio of gross expenses to average net assets (d) (e)	0.95%	0.94%		0.95%	0.93%	0.91%
Ratio of net investment income to average net assets (d) (e)	0.90%	1.09%		1.92%	1.59%	0.90%
Portfolio turnover (b) (f)	91%	129%		96%	140%	104%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$18.00	$15.74	$14.43	$23.08	$20.47		$17.85
Investment Activities:
Net investment income	0.12	0.22	0.24	0.30	0.31		0.25
Net realized and unrealized gains (losses) on investments	2.80	2.26	1.31	(8.65)	2.63		2.62
Total from Investment Activities	2.92	2.48	1.55	(8.35)	2.94		2.87
Distributions:
Net investment income	(0.12)	(0.22)	(0.24)	(0.30)	(0.33)		(0.25)
Total Distributions	(0.12)	(0.22)	(0.24)	(0.30)	(0.33)		(0.25)
Net Asset Value, End of Period	$20.81	$18.00	$15.74	$14.43	$23.08		$20.47
Total Return (excludes sales charge) (a)	16.30%	15.88%	11.07%	(36.53)%	14.46	%(b)	16.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,672	$21,401	$22,781	$27,759	$50,880		$60,631
Ratio of net expenses to average net assets (c)	0.70%	0.70%	0.70%	0.70%	0.66%		0.70%
Ratio of net investment income to average net assets (c)	1.25%	1.27%	1.73%	1.51%	1.43%		1.29%
Ratio of gross expenses to average net assets (c) (d)	0.80%	0.74%	0.80%	0.74%	0.66%		0.85%
Ratio of net investment income to average net assets (c) (d)	1.11%	1.23%	1.63%	1.47%	1.43%		1.14%
Portfolio turnover (a) (e)	10%	10%	12%	4%	12%		5%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$17.98	$15.73	$14.42	$23.06	$20.45		$17.83
Investment Activities:
Net investment income	0.10	0.18	0.20	0.26	0.28		0.21
Net realized and unrealized gains (losses) on investments	2.81	2.26	1.32	(8.64)	2.62		2.62
Total from Investment Activities	2.91	2.44	1.52	(8.38)	2.90		2.83
Distributions:
Net investment income	(0.10)	(0.19)	(0.21)	(0.26)	(0.29)		(0.21)
Total Distributions	(0.10)	(0.19)	(0.21)	(0.26)	(0.29)		(0.21)
Net Asset Value, End of Period	$20.79	$17.98	$15.73	$14.42	$23.06		$20.45
Total Return (a)	16.23%	15.61%	10.86%	(36.65)%	14.28	%(b)	15.96%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,003	$14,453	$13,899	$12,832	$20,658		$20,230
Ratio of net expenses to average net assets (c)	0.90%	0.90%	0.89%	0.90%	0.81%		0.89%
Ratio of net investment income to average net assets (c)	1.01%	1.06%	1.50%	1.31%	1.27%		1.08%
Ratio of gross expenses to average net assets (c) (d)	0.91%	0.91%	1.00%	0.93%	0.81%		1.10%
Ratio of net investment income to average net assets (c) (d)	1.00%	1.05%	1.39%	1.28%	1.27%		0.87%
Portfolio turnover (a) (e)	10%	10%	12%	4%	12%		5%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$26.06	$21.69		$17.90	$29.70	$30.50		$29.31
Investment Activities:
Net investment income	0.11	0.13		0.14	0.12	0.09		0.14
Net realized and unrealized gains (losses) on investments	4.46	4.73		3.81	(8.61)	4.41		4.24
Total from Investment Activities	4.57	4.86		3.95	(8.49)	4.50		4.38
Distributions:
Net investment income	(0.11)	(0.12)		(0.16)	(0.12)	(0.10)		(0.17)
Net realized gains from investments	(1.76)	(0.37)		—	(3.19)	(5.20)		(3.02)
Total Distributions	(1.87)	(0.49)		(0.16)	(3.31)	(5.30)		(3.19)
Net Asset Value, End of Period	$28.76	$26.06		$21.69	$17.90	$29.70		$30.50
Total Return (excludes sales charge) (a)	18.22%	22.69	%(b)	22.31%	(31.79)%	17.34	%(c)	16.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$466,567	$299,333		$138,373	$56,715	$12,129		$11,146
Ratio of net expenses to average net assets (d)	1.03%	1.10%		1.24%	1.12%	1.13%		1.23%
Ratio of net investment income to average net assets (d)	0.80%	0.57%		0.73%	0.57%	0.33%		0.49%
Portfolio turnover (a) (e)	22%	49%		61%	75%	35%		49%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$25.87	$21.54		$17.77	$29.49	$30.33		$29.15
Investment Activities:
Net investment income	0.08	0.11		0.14	0.08	0.05		0.12
Net realized and unrealized gains (losses) on investments	4.44	4.68		3.77	(8.54)	4.38		4.21
Total from Investment Activities	4.52	4.79		3.91	(8.46)	4.43		4.33
Distributions:
Net investment income	(0.09)	(0.09)		(0.14)	(0.07)	(0.07)		(0.13)
Net realized gains from investments	(1.76)	(0.37)		—	(3.19)	(5.20)		(3.02)
Total Distributions	(1.85)	(0.46)		(0.14)	(3.26)	(5.27)		(3.15)
Net Asset Value, End of Period	$28.54	$25.87		$21.54	$17.77	$29.49		$30.33
Total Return (a)	18.13%	22.48	%(b)	22.19%	(31.90)%	17.17	%(c)	16.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$317,821	$247,733		$188,522	$165,310	$279,117		$278,132
Ratio of net expenses to average net assets (d)	1.22%	1.25%		1.31%	1.29%	1.27%		1.32%
Ratio of net investment income to average net assets (d)	0.62%	0.43%		0.73%	0.33%	0.19%		0.43%
Portfolio turnover (a) (e)	22%	49%		61%	75%	35%		49%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$26.04	$23.70
Investment Activities:
Net investment income	0.14	0.11
Net realized/unrealized gains on investments	4.47	2.36
Total from Investment Activities	4.61	2.47
Distributions:
Net investment income	(0.14)	(0.13)
Net realized gains from investments	(1.76)	—
Total Distributions	(1.90)	(0.13)
Net Asset Value, End of Period	$28.75	$26.04
Total Return (b)	18.37%	10.48	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,690	$10,952
Ratio of net expenses to average net assets (d)	0.81%	0.95%
Ratio of net investment income to average net assets (d)	1.03%	0.60%
Ratio of gross expenses to average net assets (d) (e)	0.81%	1.07%
Ratio of net investment income to average net assets (d) (e)	1.03%	0.48%
Portfolio turnover (f)	22%	49%

(a)  Class I Shares commenced operations on March 1, 2010.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.8%)
BNP Paribas Finance, Inc., 0.08% (a), 5/2/11	$19,887	$19,887
Total Commercial Paper (Amortized Cost $19,887)		19,887
Common Stocks (98.6%)
Aerospace/Defense (2.8%):
Rockwell Collins, Inc.	283,475	17,887
Spirit AeroSystems Holdings, Inc., Class A (b)	572,500	14,084
		31,971
Automotive Parts (3.9%):
BorgWarner, Inc. (b)	203,000	15,680
Eaton Corp.	544,810	29,163
		44,843
Banks (3.9%):
CapitalSource, Inc.	1,715,670	11,461
Comerica, Inc.	345,310	13,098
Fifth Third Bancorp	1,487,065	19,733
		44,292
Beverages (1.8%):
Dr Pepper Snapple Group, Inc.	519,290	20,356
Biotechnology (1.5%):
Life Technologies Corp. (b)	308,000	17,002
Brokerage Services (2.6%):
Lazard Ltd., Class A	280,000	11,480
Waters Corp. (b)	184,915	18,122
		29,602
Building Materials (2.1%):
Martin Marietta Materials, Inc.	50,000	4,560
Owens Corning, Inc. (b)	500,240	18,929
		23,489
Chemicals (3.5%):
Albemarle Corp.	324,300	22,880
PPG Industries, Inc.	180,345	17,073
		39,953
Coal (1.3%):
Arch Coal, Inc.	424,565	14,563
Computers & Peripherals (1.3%):
Brocade Communications Systems, Inc. (b)	2,468,525	15,428
Consumer Products (2.9%):
Church & Dwight Co., Inc.	180,900	14,920
The Warnaco Group, Inc. (b)	281,585	18,123
		33,043

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Containers & Packaging (1.2%):
Owens-Illinois, Inc. (b)	450,000	$13,351
Electrical Equipment (1.4%):
AMETEK, Inc.	340,000	15,654
Electronics (2.3%):
Arrow Electronics, Inc. (b)	584,900	26,666
Engineering (2.5%):
Fluor Corp.	100,000	6,994
McDermott International, Inc. (b)	638,690	14,747
URS Corp. (b)	156,200	6,990
		28,731
Entertainment (1.2%):
Penn National Gaming, Inc. (b)	340,000	13,603
Financial Services (2.6%):
Ameriprise Financial, Inc.	244,885	15,197
TD AMERITRADE Holding Corp.	660,295	14,223
		29,420
Food Processing & Packaging (1.4%):
J.M. Smucker Co.	220,500	16,553
Hotels & Motels (1.1%):
Starwood Hotels & Resorts Worldwide, Inc.	210,800	12,557
Insurance (3.5%):
Aon Corp.	554,820	28,945
Unum Group	400,000	10,592
		39,537
Internet Business Services (1.1%):
Equinix, Inc. (b)	124,020	12,484
Investment Companies (1.7%):
Invesco Ltd.	782,500	19,461
Machine — Diversified (2.2%):
Cummins, Inc.	212,455	25,533
Media (1.7%):
Discovery Communications, Inc., Class A (b)	432,545	19,144
Medical Supplies (1.1%):
Boston Scientific Corp. (b)	1,619,560	12,130
Medical — Information Systems (1.3%):
Cerner Corp. (b)	125,000	15,022
Mining (1.7%):
Agnico-Eagle Mines Ltd.	285,305	19,852
Oil & Gas Exploration — Production & Services (5.2%):
ENSCO International PLC, Sponsored ADR	418,200	24,933
Newfield Exploration Co. (b)	185,850	13,158
QEP Resources, Inc.	492,500	21,045
		59,136

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oilfield Services & Equipment (2.9%):
Cameron International Corp. (b)	283,605	$14,952
Dresser-Rand Group, Inc. (b)	353,225	18,558
		33,510
Pharmaceuticals (2.3%):
AmerisourceBergen Corp.	638,145	25,934
Real Estate Investment Trusts (2.7%):
Digital Realty Trust, Inc.	289,665	17,479
HCP, Inc.	351,650	13,932
		31,411
Retail — Apparel/Shoe (1.4%):
Guess?, Inc.	383,870	16,503
Retail — Department Stores (1.1%):
Nordstrom, Inc.	269,295	12,805
Retail — Specialty Stores (1.3%):
Dick's Sporting Goods, Inc. (b)	364,145	14,904
Savings & Loans (0.8%):
New York Community Bancorp, Inc.	554,500	9,205
Semiconductors (2.8%):
Altera Corp.	275,000	13,392
Cypress Semiconductor Corp. (b)	762,571	16,594
Semtech Corp. (b)	74,913	2,103
		32,089
Software & Computer Services (4.7%):
Autodesk, Inc. (b)	430,735	19,374
BMC Software, Inc. (b)	160,000	8,037
Nuance Communications, Inc. (b)	1,251,640	25,909
		53,320
Steel (2.1%):
Allegheny Technologies, Inc.	332,550	23,944
Telecommunications — Cellular (1.6%):
NII Holdings, Inc. (b)	428,250	17,807
Telecommunications — Services & Equipment (3.9%):
Amdocs Ltd. (b)	555,000	17,066
Harris Corp.	306,060	16,261
MasTec, Inc. (b)	507,140	11,502
		44,829
Tools & Hardware Manufacturing (2.0%):
Stanley Black & Decker, Inc.	314,470	22,846
Toys (1.3%):
Hasbro, Inc.	319,495	14,965

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Transportation Services (2.5%):
Canadian Pacific Railway Ltd.	90,000	$5,961
Con-way, Inc.	347,755	13,535
J. B. Hunt Transport Services, Inc.	191,300	9,121
		28,617
Utilities — Electric (4.4%):
The AES Corp. (b)	1,306,400	17,297
Wisconsin Energy Corp.	407,540	12,719
Xcel Energy, Inc.	809,260	19,689
		49,705
Total Common Stocks (Cost $806,235)		1,125,770
Total Investments (Cost $826,122) — 100.4%		1,145,657
Liabilities in excess of other assets — (0.4)%		(4,278)
NET ASSETS — 100.0%		$1,141,379

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.8%)
BNP Paribas Finance, Inc., 0.08% (a), 5/2/11	$50,763	$50,763
Total Commercial Paper (Amortized Cost $50,763)		50,763
Common Stocks (93.7%)
Aerospace/Defense (0.6%):
LMI Aerospace, Inc. (b)	272,000	5,454
Apparel & Footwear (1.1%):
Carter's, Inc. (b)	313,000	9,678
Automotive (0.8%):
Group 1 Automotive, Inc.	163,000	7,016
Automotive Parts (0.4%):
Commercial Vehicle Group, Inc. (b)	223,300	3,854
Banks (5.8%):
First Niagara Financial Group, Inc.	771,000	11,102
IBERIABANK Corp.	113,750	6,826
Independent Bank Corp.	290,100	8,503
PacWest Bancorp	322,000	7,403
Prosperity Bancshares, Inc.	233,000	10,683
Umpqua Holdings Corp.	577,000	6,699
		51,216
Building Materials (1.4%):
Sterling Constructioin Co., Inc. (b)	348,000	5,217
Texas Industries, Inc.	173,000	7,295
		12,512
Chemicals (5.5%):
A. Schulman, Inc.	324,176	8,208
H.B. Fuller Co.	535,000	11,690
Olin Corp.	436,000	11,223
Rush Enterprises, Inc., Class A (b)	266,000	5,604
Sensient Technologies Corp.	301,000	11,405
		48,130
Coal (0.7%):
Cloud Peak Energy, Inc. (b)	294,000	6,121
Commercial Services (6.4%):
Comfort Systems USA, Inc.	449,000	5,482
Diebold, Inc.	286,000	9,667
Fair Isaac Corp.	281,000	8,396
Rent-A-Center, Inc.	243,125	7,403
Sanderson Farms, Inc.	169,275	8,058
Steiner Leisure Ltd. (b)	233,000	11,310
Viad Corp.	224,225	5,563
		55,879

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Computers & Peripherals (2.9%):
CACI International, Inc., Class A (b)	171,000	$10,450
MTS Systems Corp.	191,589	8,481
Synaptics, Inc. (b)	231,000	6,565
		25,496
Electrical Components & Equipment (2.3%):
American Science & Engineering, Inc.	72,800	6,414
Anixter International, Inc.	102,000	7,664
Thomas & Betts Corp. (b)	104,000	6,029
		20,107
Electronics (3.1%):
Benchmark Electronics, Inc. (b)	415,000	7,013
Brady Corp., Class A	284,000	10,710
PerkinElmer, Inc.	319,000	9,018
		26,741
Engineering (1.0%):
EMCOR Group, Inc. (b)	295,000	9,136
Entertainment (0.5%):
Callaway Golf Co.	586,000	4,149
Financial Services (0.6%):
KBW, Inc.	234,000	5,316
Food (0.8%):
Ruddick Corp.	162,000	6,726
Food Processing & Packaging (3.1%):
Corn Products International, Inc.	104,705	5,769
Flowers Foods, Inc.	399,000	12,193
Silgan Holdings, Inc.	210,000	9,631
		27,593
Health Care (2.3%):
Greatbatch, Inc. (b)	325,000	8,798
Owens & Minor, Inc.	330,000	11,368
		20,166
Healthcare — Products (0.6%):
Immucor, Inc. (b)	261,000	5,698
Insurance (7.8%):
Alterra Capital Holdings Ltd.	397,000	8,726
American Financial Group, Inc.	190,000	6,796
Arthur J. Gallagher & Co.	316,000	9,411
Delphi Financial Group, Inc.	278,000	8,882
Horace Mann Educators Corp.	378,000	6,759
Infinity Property & Casualty Corp.	94,093	5,561
RLI Corp.	110,000	6,516
StanCorp Financial Group, Inc.	192,000	8,275
The Navigators Group, Inc. (b)	142,004	7,360
		68,286

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Internet (0.5%):
Websense, Inc. (b)	168,000	$4,333
Machine — Diversified (2.0%):
Kadant, Inc. (b)	181,020	5,584
Kennametal, Inc.	276,000	11,653
		17,237
Machinery — Construction & Mining (0.9%):
Astec Industries, Inc. (b)	204,000	7,911
Manufacturing — Diversified (3.3%):
Barnes Group, Inc.	405,000	10,020
Carlisle Cos., Inc.	197,484	9,783
Lincoln Electric Holdings, Inc.	115,000	9,037
		28,840
Manufacturing — Miscellaneous (1.6%):
AptarGroup, Inc.	99,500	5,219
John Bean Technologies Corp.	424,975	8,589
		13,808
Medical Equipment & Supplies (2.6%):
CONMED Corp. (b)	260,300	7,309
Orthofix International N.V. (b)	215,000	7,325
STERIS Corp.	214,600	7,734
		22,368
Metal Fabrication (2.1%):
Haynes International, Inc.	126,925	6,859
Mueller Industries, Inc.	296,000	11,580
		18,439
Oil & Gas Exploration — Production & Services (5.2%):
Atwood Oceanics, Inc. (b)	169,000	7,593
Berry Petroleum Co., Class A	154,000	8,182
Northwest Natural Gas Co.	169,000	7,814
Patterson-UTI Energy, Inc.	298,000	9,271
Penn Virginia Corp.	422,000	6,524
PetroQuest Energy, Inc. (b)	680,000	5,957
		45,341
Oil Marketing & Refining (0.8%):
Holly Corp.	116,000	6,716
Oilfield Services & Equipment (2.3%):
Cal Dive International, Inc. (b)	1,007,000	7,915
Superior Energy Services, Inc. (b)	208,000	7,992
Tesco Corp. (b)	215,000	4,044
		19,951
Pharmaceuticals (0.9%):
West Pharmaceutical Services, Inc.	165,550	7,821

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate Investment Trusts (4.3%):
Chatham Lodging Trust	374,500	$6,048
Healthcare Realty Trust, Inc.	288,000	6,578
Highwoods Properties, Inc.	262,000	9,668
LaSalle Hotel Properties	224,000	6,303
PS Business Parks, Inc.	152,000	9,160
		37,757
Restaurants (0.4%):
Jack in the Box, Inc. (b)	189,000	3,903
Retail — Apparel/Shoe (1.6%):
Maidenform Brands, Inc. (b)	198,000	6,268
Wolverine World Wide, Inc.	188,955	7,498
		13,766
Retail — Specialty Stores (1.3%):
Casey's General Stores, Inc.	157,000	6,128
Cato Corp., Class A	222,000	5,663
		11,791
Semiconductors (3.3%):
ATMI, Inc. (b)	319,000	6,351
Fairchild Semiconductor International, Inc. (b)	211,571	4,437
MKS Instruments, Inc.	262,000	7,435
QLogic Corp. (b)	352,000	6,329
Sigma Designs, Inc. (b)	318,000	4,058
		28,610
Software & Computer Services (1.7%):
Jack Henry & Associates, Inc.	258,000	8,764
MicroStrategy, Inc., Class A (b)	43,000	6,076
		14,840
Staffing (1.3%):
Heidrick & Struggles International, Inc.	238,000	5,569
Korn/Ferry International (b)	268,000	5,551
		11,120
Telecommunications — Services & Equipment (0.6%):
Arris Group, Inc. (b)	435,000	5,220
Transportation Services (3.6%):
Alexander & Baldwin, Inc.	97,000	5,112
Arkansas Best Corp.	273,000	6,281
Celadon Group, Inc. (b)	256,396	3,787
GATX Corp.	251,000	10,610
Genesee & Wyoming, Inc., Class A (b)	98,000	6,074
		31,864

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities — Electric (3.6%):
ALLETE, Inc.	277,000	$11,216
Cleco Corp.	305,000	10,705
NorthWestern Corp.	290,000	9,440
		31,361
Utilities — Natural Gas (2.1%):
Energen Corp.	131,000	8,516
WGL Holdings, Inc.	261,000	10,315
		18,831
Total Common Stocks (Cost $642,415)		821,102
Exchange Traded Funds (0.9%)
United States (0.9%):
iShares Russell 2000 Value Index Fund	107,000	8,191
Total Exchange Traded Funds (Amortized Cost $6,531)		8,191
Total Investments (Cost $699,709) — 100.4%		880,056
Liabilities in excess of other assets — (0.4)%		(3,488)
NET ASSETS — 100.0%		$876,568

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Large Cap Growth Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.1%)
BNP Paribas Finance, Inc., 0.08% (a), 5/2/11	$9,208	$9,208
Total Commercial Paper (Amortized Cost $9,208)		9,208
Common Stocks (94.7%)
Banks (0.4%):
JPMorgan Chase & Co.	14,775	674
Biotechnology (2.0%):
Illumina, Inc. (b)	50,750	3,602
Brokerage Services (2.5%):
Charles Schwab Corp.	245,150	4,489
Chemicals (5.2%):
Monsanto Co.	56,500	3,844
Potash Corp. of Saskatchewan, Inc.	96,775	5,456
		9,300
Computers & Peripherals (6.8%):
Apple Computer, Inc. (b)	25,125	8,749
EMC Corp. (b)	125,400	3,554
		12,303
E-Commerce & Services (7.0%):
Amazon.com, Inc. (b)	27,950	5,492
Priceline.com, Inc. (b)	12,925	7,070
		12,562
Electronics (2.9%):
Johnson Controls, Inc.	127,250	5,219
Heavy Machinery (2.0%):
Caterpillar, Inc.	31,375	3,621
Hotels & Motels (2.8%):
Starwood Hotels & Resorts Worldwide, Inc.	84,150	5,013
Internet Business Services (7.4%):
Baidu, Inc., Sponsored ADR (b)	7,025	1,043
Google, Inc., Class A (b)	11,125	6,053
Juniper Networks, Inc. (b)	162,900	6,244
		13,340
Medical Services (2.9%):
Express Scripts, Inc. (b)	91,075	5,168
Medical Supplies (2.5%):
Intuitive Surgical, Inc. (b)	13,175	4,607
Oil Companies — Integrated (3.8%):
Occidental Petroleum Corp.	59,975	6,855

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Large Cap Growth Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oilfield Services & Equipment (7.5%):
Cameron International Corp. (b)	111,225	$5,864
Schlumberger Ltd.	85,825	7,703
		13,567
Pharmaceuticals (10.9%):
Alexion Pharmaceuticals, Inc. (b)	57,150	5,537
Allergan, Inc.	88,925	7,075
Perrigo Co.	77,175	6,974
		19,586
Primary Metal & Mineral Production (2.3%):
Freeport-McMoRan Copper & Gold, Inc.	74,200	4,083
Railroads (2.5%):
Union Pacific Corp.	44,275	4,581
Real Estate Services (2.8%):
CB Richard Ellis Group, Inc., Class A (b)	187,750	5,015
Retail (2.2%):
Chipotle Mexican Grill, Inc. (b)	15,200	4,055
Semiconductors (2.4%):
ARM Holdings PLC, Sponsored ADR	136,625	4,298
Software & Computer Services (9.3%):
Citrix Systems, Inc. (b)	85,900	7,245
Cognizant Technology Solutions Corp., Class A (b)	108,025	8,955
Salesforce.com, Inc. (b)	3,900	541
		16,741
Telecommunications — Services & Equipment (3.8%):
QUALCOMM, Inc.	120,150	6,829
Transportation Services (2.8%):
Expeditors International of Washington, Inc.	92,625	5,027
Total Common Stocks (Cost $127,177)		170,535
Total Investments (Cost $136,385) — 99.8%		179,743
Other assets in excess of liabilities — 0.2%		283
NET ASSETS — 100.0%		$180,026

(a)  Rate represents the effective yield at purchase.

(b)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
ASSETS:
Investments, at value (Cost $826,122, $699,709, $136,385)	$1,145,657	$880,056	$179,743
Cash	50	50	50
Interest and dividends receivable	236	387	50
Receivable for capital shares issued	1,134	1,737	327
Receivable for investments sold	14,707	917	—
Receivable from Adviser	—	—	2
Prepaid expenses	63	87	72
Total Assets	1,161,847	883,234	180,244
LIABILITIES:
Payable for investments purchased	9,999	4,842	—
Payable for capital shares redeemed	9,129	895	64
Accrued expenses and other payables:
Investment advisory fees	625	567	102
Administration fees	94	70	13
Custodian fees	13	9	2
Transfer agent fees	248	115	3
Chief Compliance Officer fees`	1	1	— (a)
Trustee fees	5	4	1
Shareholder servicing fees	162	58	21
12b-1 fees	113	81	6
Other accrued expenses	79	24	6
Total Liabilities	20,468	6,666	218
NET ASSETS:
Capital	1,148,846	699,852	132,192
Accumulated net investment loss	(806)	(100)	(475)
Accumulated net realized gains (losses) from investments	(326,196)	(3,531)	4,951
Net unrealized appreciation on investments	319,535	180,347	43,358
Net Assets	$1,141,379	$876,568	$180,026
Net Assets
Class A Shares	$710,005	$294,720	$118,401
Class C Shares	38,356	—	6,379
Class R Shares	201,211	201,965	1,707
Class I Shares	191,807	379,883	53,539
Total	$1,141,379	$876,568	$180,026
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	40,109	8,942	7,380
Class C Shares	2,299	—	421
Class R Shares	11,676	6,329	109
Class I Shares	10,822	11,491	3,338
Total	64,906	26,762	11,248
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$17.70	$32.96	$16.04
Class C Shares (c)	$16.68	—	$15.15
Class R Shares	$17.23	$31.91	$15.70
Class I Shares	$17.72	$33.06	$16.04
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$18.78	$34.97	$17.02

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
Investment Income:
Interest income	$14	$38	$6
Dividend income	6,820	6,102	402
Income from securities lending, net	78	28	—
Total Income	6,912	6,168	408
Expenses:
Investment advisory fees	3,799	3,132	538
Administration fees	557	379	72
Shareholder servicing fees — Class A Shares	904	340	158
12b-1 fees — Class C Shares	189	—	26
12b-1 fees — Class R Shares	486	439	2
Custodian fees	78	55	12
Transfer agent fees	104	71	13
Transfer agent fees — Class A Shares	271	189	7
Transfer agent fees — Class C Shares	45	—	1
Transfer agent fees — Class R Shares	147	82	1
Transfer agent fees — Class I Shares (a)	7	12	—
Trustees' fees	60	39	7
Chief Compliance Officer fees	7	5	1
Legal and audit fees	92	60	11
State registration and filing fees	29	25	21
Other expenses	114	57	15
Total Expenses	6,889	4,885	885
Expenses waived/reimbursed by Adviser	—	—	(4)
Net Expenses	6,889	4,885	881
Net Investment Income (Loss)	23	1,283	(473)
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	108,032	45,939	7,441
Net change in unrealized appreciation/depreciation on investments	85,934	97,390	13,527
Net realized/unrealized gains from investments	193,966	143,329	20,968
Change in net assets resulting from operations	$193,989	$144,612	$20,495

(a)  Class I Shares of Large Cap Growth Fund commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$23	$424	$1,283	$1,007	$(473)	$(577)
Net realized gains from investment transactions	108,032	143,221	45,939	37,124	7,441	1,783
Net change in unrealized appreciation/depreciation on investments	85,934	71,675	97,390	56,460	13,527	16,421
Net increase from payment by an affiliate for losses due to decline in the value of portfolio securities (see note 4)	—	87	—	16	—	— (a)
Change in net assets resulting from operations	193,989	215,407	144,612	94,607	20,495	17,627
Distributions to Shareholders:
From net investment income:
Class A Shares	(396)	(1,026)	(475)	(119)	—	—
Class C Shares	—	(3)	—	—	—	—
Class R Shares	—	(13)	(250)	(20)	—	—
Class I Shares (b)	(384)	(700)	(880)	(625)	—	—
Change in net assets resulting from distributions to shareholders	(780)	(1,742)	(1,605)	(764)	—	—
Change in net assets from capital transactions	(158,933)	(148,350)	55,973	176,864	34,081	40,918
Change in net assets	34,276	65,315	198,980	270,707	54,576	58,545
Net Assets:
Beginning of period	1,107,103	1,041,788	677,588	406,881	125,450	66,905
End of period	$1,141,379	$1,107,103	$876,568	$677,588	$180,026	$125,450
Accumulated undistributed net investment income (loss)	$(806)	$(49)	$(100)	$222	$(475)	$(2)

(a)  Rounds to less than $1.

(b)  Class I Shares of Large Cap Growth Fund commenced operations on March 1, 2011

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$88,041	$180,590	$69,254	$111,304	$56,297	$61,346
Dividends reinvested	341	890	378	93	—	—
Cost of shares redeemed	(224,326)	(315,531)	(82,153)	(91,354)	(75,502)	(20,964)
Total Class A Shares	$(135,944)	$(134,051)	$(12,521)	$20,043	$(19,205)	$40,382
Class C Shares
Proceeds from shares issued	$3,767	$7,216	—	—	$2,379	$1,755
Dividends reinvested	—	2	—	—	—	—
Cost of shares redeemed	(8,559)	(16,017)	—	—	(754)	(1,085)
Total Class C Shares	$(4,792)	$(8,799)	—	—	$1,625	$670
Class R Shares
Proceeds from shares issued	$24,861	$63,916	$46,379	$79,731	$1,018	$253
Dividends reinvested	—	12	216	17	—	—
Cost of shares redeemed	(38,485)	(61,774)	(24,344)	(68,845)	(123)	(387)
Total Class R Shares	$(13,624)	$2,154	$22,251	$10,903	$895	$(134)
Class I Shares (a)
Proceeds from shares issued	$26,652	$50,942	$79,318	$193,387	$51,633	—
Dividends reinvested	302	556	806	543	—	—
Cost of shares redeemed	(31,527)	(59,152)	(33,881)	(48,012)	(867)	—
Total Class I Shares	$(4,573)	$(7,654)	$46,243	$145,918	$50,766	—
Change in net assets from capital transactions	$(158,933)	$(148,350)	$55,973	$176,864	$34,081	$40,918
Share Transactions:
Class A Shares
Issued	5,346	13,050	2,281	4,332	3,693	4,743
Reinvested	20	63	12	4	—	—
Redeemed	(13,624)	(22,840)	(2,716)	(3,563)	(4,988)	(1,687)
Total Class A Shares	(8,258)	(9,727)	(423)	773	(1,295)	3,056
Class C Shares
Issued	241	550	—	—	165	145
Reinvested	—	— (b)	—	—	—	—
Redeemed	(550)	(1,219)	—	—	(53)	(90)
Total Class C Shares	(309)	(669)	—	—	112	55
Class R Shares
Issued	1,552	4,747	1,578	3,260	67	20
Reinvested	—	1	7	1	—	—
Redeemed	(2,390)	(4,588)	(822)	(2,878)	(8)	(30)
Total Class R Shares	(838)	160	763	383	59	(10)
Class I Shares (a)
Issued	1,598	3,693	2,581	7,573	3,394	—
Reinvested	18	39	26	21	—	—
Redeemed	(1,898)	(4,347)	(1,116)	(1,885)	(56)	—
Total Class I Shares	(282)	(615)	1,491	5,709	3,338	—
Change in Shares	(9,687)	(10,851)	1,831	6,865	2,214	3,101

(a)  Class I Shares of Large Cap Growth Fund commenced operations March 1, 2011.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$14.93	$12.25		$10.78	$20.21	$17.19		$16.24
Investment Activities:
Net investment income	— (a)	0.01		0.06	0.04	0.06		0.05
Net realized and unrealized gains (losses) on investments	2.78	2.69		1.46	(8.42)	3.90		2.53
Total from Investment Activities	2.78	2.70		1.52	(8.38)	3.96		2.58
Distributions:
Net investment income	(0.01)	(0.02)		(0.05)	(0.03)	(0.10)		(0.05)
Net realized gains from investments	—	—		—	(1.02)	(0.84)		(1.58)
Total Distributions	(0.01)	(0.02)		(0.05)	(1.05)	(0.94)		(1.63)
Net Asset Value, End of Period	$17.70	$14.93		$12.25	$10.78	$20.21		$17.19
Total Return (excludes sales charge) (b)	18.62%	22.04	%(c)	14.21%	(43.55)%	24.11	%(d)	17.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$710,005	$722,165		$711,887	$666,860	$809,314		$411,341
Ratio of net expenses to average net assets (e)	1.18%	1.18%		1.24%	1.17%	1.17%		1.25%
Ratio of net investment income to average net assets (e)	0.05%	0.08%		0.52%	0.25%	0.28%		0.31%
Portfolio turnover (b) (f)	45%	97%		165%	188%	125%		204%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$14.13	$11.70		$10.34	$19.56	$16.77		$15.95
Investment Activities:
Net investment loss	(0.08)	(0.13)		(0.05)	(0.10)	(0.07)		(0.06)
Net realized and unrealized gains (losses) on investments	2.63	2.56		1.41	(8.10)	3.74		2.46
Total from Investment Activities	2.55	2.43		1.36	(8.20)	3.67		2.40
Distributions:
Net investment income	—	—	(a)	—	— (a)	(0.04)		—
Net realized gains from investments	—	—		—	(1.02)	(0.84)		(1.58)
Total Distributions	—	—	(a)	—	(1.02)	(0.88)		(1.58)
Net Asset Value, End of Period	$16.68	$14.13		$11.70	$10.34	$19.56		$16.77
Total Return (excludes contingent deferred sales charge) (b)	18.05%	20.78	%(c)	13.15%	(44.05)%	22.90	%(d)	16.46%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$38,356	$36,852		$38,335	$39,543	$49,026		$18,161
Ratio of net expenses to average net assets (e)	2.13%	2.16%		2.19%	2.13%	2.10%		2.18%
Ratio of net investment loss to average net assets (e)	(0.91)%	(0.90)%		(0.42)%	(0.72)%	(0.68)%		(0.66)%
Ratio of gross expenses to average net assets (e) (f)	2.13%	2.16%		2.28%	2.13%	2.10%		2.23%
Ratio of net investment loss to average net assets (e) (f)	(0.91)%	(0.90)%		(0.51)%	(0.72)%	(0.68)%		(0.71)%
Portfolio turnover (b) (g)	45%	97%		165%	188%	125%		204%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$14.55	$11.96		$10.54	$19.82	$16.91		$16.02
Investment Activities:
Net investment income (loss)	(0.02)	(0.03)		0.01	(0.02)	0.01		— (a)
Net realized and unrealized gains (losses) on investments	2.70	2.62		1.43	(8.23)	3.81		2.49
Total from Investment Activities	2.68	2.59		1.44	(8.25)	3.82		2.49
Distributions:
Net investment income	—	—	(a)	(0.02)	(0.01)	(0.07)		(0.02)
Net realized gains from investments	—	—		—	(1.02)	(0.84)		(1.58)
Total Distributions	—	—	(a)	(0.02)	(1.03)	(0.91)		(1.60)
Net Asset Value, End of Period	$17.23	$14.55		$11.96	$10.54	$19.82		$16.91
Total Return (b)	18.42%	21.67	%(c)	13.70%	(43.73)%	23.66	%(d)	17.03%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$201,211	$182,091		$147,811	$99,985	$118,250		$42,234
Ratio of net expenses to average net assets(e)	1.50%	1.49%		1.61%	1.56%	1.48%		1.58%
Ratio of net investment income (loss) to average net assets (e)	(0.29)%	(0.24)%		0.09%	(0.15)%	(0.04)%		(0.04)%
Portfolio turnover (b) (f)	45%	97%		165%	188%	125%		204%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.95	$12.27		$10.79	$20.22	$18.93
Investment Activities:
Net investment income	0.03	0.06		0.09	0.09	0.01
Net realized and unrealized gains (losses) on investments	2.78	2.68		1.47	(8.41)	1.28
Total from Investment Activities	2.81	2.74		1.56	(8.32)	1.29
Distributions:
Net investment income	(0.04)	(0.06)		(0.08)	(0.09)	—
Net realized gains from investments	—	—		—	(1.02)	—
Total Distributions	(0.04)	(0.06)		(0.08)	(1.11)	—
Net Asset Value, End of Period	$17.72	$14.95		$12.27	$10.79	$20.22
Total Return (b)	18.78%	22.38	%(c)	14.64%	(43.35)%	6.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$191,807	$165,995		$143,755	$123,612	$143,257
Ratio of net expenses to average net assets (d)	0.86%	0.86%		0.87%	0.85%	0.85%
Ratio of net investment income to average net assets (d)	0.34%	0.40%		0.84%	0.57%	0.41%
Portfolio turnover (b) (e)	45%	97%		165%	188%	125%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$27.35	$22.70	$19.76	$29.09	$31.88		$29.44
Investment Activities:
Net investment income	0.04	0.03	0.03	0.03	0.11		0.09
Net realized and unrealized gains (losses) on investments	5.63	4.63	2.96	(7.83)	2.06		5.14
Total from Investment Activities	5.67	4.66	2.99	(7.80)	2.17		5.23
Distributions:
Net investment income	(0.05)	(0.01)	(0.05)	(0.02)	(0.11)		(0.06)
Net realized gains from investments	—	—	—	(1.51)	(4.85)		(2.73)
Total Distributions	(0.05)	(0.01)	(0.05)	(1.53)	(4.96)		(2.79)
Net Asset Value, End of Period	$32.96	$27.35	$22.70	$19.76	$29.09		$31.88
Total Return (excludes sales charge) (a)	20.73%	20.54%	15.21%	(28.13)%	7.33	%(b)	19.56%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$294,720	$256,084	$195,106	$166,798	$150,621		$83,487
Ratio of net expenses to average net assets (c)	1.38%	1.43%	1.57%	1.53%	1.20%		1.11%
Ratio of net investment income to average net assets (c)	0.24%	0.12%	0.16%	0.10%	0.29%		0.32%
Portfolio turnover (a) (d)	26%	66%	93%	115%	75%		73%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$26.50	$22.03	$19.19	$28.31		$31.19		$28.90
Investment Activities:
Net investment income (loss)	— (a)	(0.02)	0.02	—	(a)	0.02		— (a)
Net realized and unrealized gains (losses) on investments	5.45	4.49	2.87	(7.61)		2.02		5.04
Total from Investment Activities	5.45	4.47	2.89	(7.61)		2.04		5.04
Distributions:
Net investment income	(0.04)	— (a)	(0.05)	—	(a)	(0.07)		(0.02)
Net realized gains from investments	—	—	—	(1.51)		(4.85)		(2.73)
Total Distributions	(0.04)	— (a)	(0.05)	(1.51)		(4.92)		(2.75)
Net Asset Value, End of Period	$31.91	$26.50	$22.03	$19.19		$28.31		$31.19
Total Return (b)	20.59%	20.31%	15.14%	(28.21)%		7.03	%(c)	19.21%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$201,965	$147,459	$114,220	$81,279		$114,983		$95,667
Ratio of net expenses to average net assets (d)	1.58%	1.63%	1.65%	1.62%		1.45%		1.43%
Ratio of net investment income (loss) to average net assets (d)	0.01%	(0.07)%	0.07%	—	%(e)	0.06%		0.01%
Portfolio turnover (b) (f)	26%	66%	93%	115%		75%		73%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Rounds to less than 0.01%.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$27.41	$22.73	$19.78	$29.10	$28.99
Investment Activities:
Net investment income	0.09	0.11	0.12	0.13	0.02
Net realized and unrealized gains (losses) on investments	5.65	4.66	2.96	(7.83)	0.11
Total from Investment Activities	5.74	4.77	3.08	(7.70)	0.13
Distributions:
Net investment income	(0.09)	(0.09)	(0.13)	(0.11)	(0.02)
Net realized gains from investments	—	—	—	(1.51)	—
Total Distributions	(0.09)	(0.09)	(0.13)	(1.62)	(0.02)
Net Asset Value, End of Period	$33.06	$27.41	$22.73	$19.78	$29.10
Total Return (b)	20.95%	21.00%	15.80%	(27.83)%	0.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$379,883	$274,045	$97,555	$90,242	$53,316
Ratio of net expenses to average net assets (c)	1.00%	1.05%	1.11%	1.04%	1.05%
Ratio of net investment income to average net assets (c)	0.59%	0.53%	0.66%	0.61%	0.45%
Portfolio turnover (b) (d)	26%	66%	93%	115%	75%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$13.91	$11.30	$9.95	$16.80	$12.76		$11.81
Investment Activities:
Net investment loss	(0.05)	(0.06)	(0.05)	(0.05)	(0.12)		(0.05)
Net realized and unrealized gains (losses) on investments	2.18	2.67	1.40	(6.80)	4.16		1.00
Total from Investment Activities	2.13	2.61	1.35	(6.85)	4.04		0.95
Net Asset Value, End of Period	$16.04	$13.91	$11.30	$9.95	$16.80		$12.76
Total Return (excludes sales charge) (a)	15.31%	23.10%	13.57%	(40.77)%	31.66	%(b)	8.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$118,401	$120,697	$63,497	$8,119	$4,880		$3,149
Ratio of net expenses to average net assets (c)	1.21%	1.25%	1.26%	1.39%	1.40%		1.39%
Ratio of net investment loss to average net assets (c)	(0.62)%	(0.65)%	(0.59)%	(0.60)%	(0.88)%		(0.76)%
Ratio of gross expenses to average net assets (c) (d)	1.21%	1.25%	1.26%	1.50%	1.75%		4.16%
Ratio of net investment loss to average net assets (c) (d)	(0.62)%	(0.65)%	(0.59)%	(0.71)%	(1.23)%		(3.53)%
Portfolio turnover (a) (e)	46%	51%	92%	131%	54%		52%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$13.19	$10.81	$9.59	$16.32	$12.48		$11.64
Investment Activities:
Net investment loss	(0.10)	(0.16)	(0.10)	(0.19)	(0.20)		(0.16)
Net realized and unrealized gains (losses) on investments	2.06	2.54	1.32	(6.54)	4.04		1.00
Total from Investment Activities	1.96	2.38	1.22	(6.73)	3.84		0.84
Net Asset Value, End of Period	$15.15	$13.19	$10.81	$9.59	$16.32		$12.48
Total Return (excludes contingent deferred sales charge) (a)	14.86%	22.02%	12.72%	(41.24)%	30.77	%(b)	7.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,379	$4,072	$2,746	$1,183	$1,305		$781
Ratio of net expenses to average net assets (c)	2.10%	2.10%	2.10%	2.10%	2.10%		2.10%
Ratio of net investment loss to average net assets (c)	(1.55)%	(1.48)%	(1.45)%	(1.35)%	(1.59)%		(1.51)%
Ratio of gross expenses to average net assets (c) (d)	2.12%	2.29%	2.66%	2.75%	3.64%		5.53%
Ratio of net investment loss to average net assets (c) (d)	(1.57)%	(1.67)%	(1.99)%	(2.00)%	(3.13)%		(4.94)%
Portfolio turnover (a) (e)	46%	51%	92%	131%	54%		52%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$13.65	$11.13	$9.83	$16.65	$12.67		$11.76
Investment Activities:
Net investment loss	(0.05)	(0.16)	(0.10)	(0.07)	(0.13)		(0.07)
Net realized and unrealized gains (losses) on investments	2.10	2.68	1.40	(6.75)	4.11		0.98
Total from Investment Activities	2.05	2.52	1.30	(6.82)	3.98		0.91
Net Asset Value, End of Period	$15.70	$13.65	$11.13	$9.83	$16.65		$12.67
Total Return (a)	15.02%	22.64%	13.22%	(40.96)%	31.41	%(b)	7.74%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,707	$681	$662	$695	$566		$351
Ratio of net expenses to average net assets (c)	1.65%	1.65%	1.65%	1.65%	1.65%		1.65%
Ratio of net investment loss to average net assets (c)	(1.10)%	(1.02)%	(0.94)%	(0.87)%	(1.13)%		(1.00)%
Ratio of gross expenses to average net assets (c) (d)	2.38%	2.84%	3.20%	3.28%	4.78%		5.39%
Ratio of net investment loss to average net assets (c) (d)	(1.83)%	(2.21)%	(2.49)%	(2.50)%	(4.26)%		(4.74)%
Portfolio turnover (a) (e)	46%	51%	92%	131%	54%		52%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions had not occurred the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Large Cap Growth Fund
Class I Shares
Period Ended April 30, 2011(a)
(Unaudited)
Net Asset Value, Beginning of Period	$15.46
Investment Activities:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	0.59
Total from Investment Activities	0.58
Net Asset Value, End of Period	$16.04
Total Return (b)	3.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$53,539
Ratio of net expenses to average net assets (c)	0.94%
Ratio of net investment loss to average net assets (c)	(0.60)%
Portfolio turnover (b) (d)	46%

(a) Class I Shares commenced operations on March 1, 2011.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.8%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$45	$50
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	25	27
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4, 5.04% (a), 3/15/46	55	59
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	45	48
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	50	53
Total Collateralized Mortgage Obligations (Cost $231)		237
Commercial Paper (1.8%)
BNP Paribas Finance, Inc., 0.08% (b), 5/2/11	548	548
Total Commercial Paper (Cost $548)		548
Common Stocks (67.1%)
Aerospace/Defense (2.9%):
Boeing Co.	7,700	614
Raytheon Co.	5,300	258
		872
Airlines (0.8%):
Southwest Airlines Co.	20,600	242
Automotive (2.1%):
Ford Motor Co. (c)	26,700	413
PACCAR, Inc.	4,100	218
		631
Banks (2.3%):
JPMorgan Chase & Co.	15,500	707
Beverages (2.4%):
Anheuser-Busch InBev NV, Sponsored ADR	6,600	422
Dr Pepper Snapple Group, Inc.	8,000	314
		736
Brokerage Services (1.6%):
Charles Schwab Corp.	26,344	482
Chemicals (1.5%):
Monsanto Co.	6,596	449
Commercial Services (1.8%):
Ecolab, Inc.	3,700	195
Iron Mountain, Inc.	4,800	153
Paychex, Inc.	6,471	212
		560
Computers & Peripherals (2.1%):
Cisco Systems, Inc.	36,000	632

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Electronics (1.2%):
Johnson Controls, Inc.	9,000	$369
Engineering (1.8%):
ABB Ltd., Sponsored ADR	19,300	531
Environmental Control (0.5%):
Waste Management, Inc.	3,600	142
Financial Services (2.1%):
Morgan Stanley	16,300	426
Western Union Co.	10,188	217
		643
Food Processing & Packaging (2.4%):
Kraft Foods, Inc., Class A	12,093	406
Nestle SA, Sponsored ADR	5,386	335
		741
Forest Products & Paper (1.2%):
International Paper Co.	11,400	352
Health Care (2.6%):
HCA Holdings, Inc. (c)	5,270	173
Medtronic, Inc.	14,800	618
		791
Home Builders (0.6%):
Toll Brothers, Inc. (c)	8,216	173
Insurance (2.5%):
MetLife, Inc.	13,322	623
The Chubb Corp.	2,100	137
		760
Internet Business Services (2.2%):
Google, Inc., Class A (c)	1,250	680
Manufacturing — Diversified (1.1%):
Ingersoll-Rand PLC	6,400	323
Media (1.2%):
News Corp., Class A	20,300	362
Medical Supplies (0.8%):
Boston Scientific Corp. (c)	31,000	232
Office Equipment & Supplies (1.0%):
Staples, Inc.	15,000	317
Oil & Gas Exploration — Production & Services (2.6%):
Anadarko Petroleum Corp.	5,108	403
Apache Corp.	2,900	387
		790
Oil Companies — Integrated (2.4%):
Exxon Mobil Corp.	8,200	722

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Oilfield Services & Equipment (4.0%):
Halliburton Co.	8,799	$444
Schlumberger Ltd.	8,656	777
		1,221
Pharmaceuticals (4.5%):
Merck & Co., Inc.	13,600	489
Pfizer, Inc.	31,700	664
Vertex Pharmaceuticals, Inc. (c)	4,000	220
		1,373
Retail (2.3%):
Target Corp.	14,517	713
Retail — Drug Stores (0.4%):
Walgreen Co.	3,000	128
Retail — Specialty Stores (1.6%):
Lowe's Cos., Inc.	18,993	499
Semiconductors (1.7%):
Advanced Micro Devices, Inc. (c)	15,200	138
Intel Corp.	16,600	385
		523
Software & Computer Services (4.8%):
Autodesk, Inc. (c)	5,000	225
Microsoft Corp.	30,954	805
Oracle Corp.	11,529	416
		1,446
Steel (1.3%):
Nucor Corp.	8,592	403
Telecommunications — Services & Equipment (1.8%):
American Tower Corp., Class A (c)	4,700	246
QUALCOMM, Inc.	5,300	301
		547
Transportation Services (1.0%):
United Parcel Service, Inc., Class B	4,035	302
Total Common Stocks (Cost $17,581)		20,394
Corporate Bonds (8.8%)
Aerospace/Defense (0.1%):
Lockheed Martin Corp., 5.50%, 11/15/39	$10	10
United Technologies Corp. 5.38%, 12/15/17	10	11
6.13%, 7/15/38	5	6
		27
Banks (1.6%):
Asian Development Bank, 4.50%, 9/4/12, MTN	25	26
BAC Capital Trust XI, 6.63%, 5/23/36	10	10

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Bank of America Corp. 6.25%, 4/15/12	$15	$16
5.65%, 5/1/18	30	32
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/12, MTN	20	21
European Investment Bank 2.38%, 3/14/14	35	36
5.13%, 9/13/16	45	51
Inter-American Development Bank, 4.50%, 9/15/14	30	33
International Bank Recon & Development, 7.63%, 1/19/23	5	7
KFW
1.25%, 6/15/12	10	10
4.13%, 10/15/14	35	39
4.00%, 1/27/20	45	47
Korea Developmental Bank, 5.75%, 9/10/13	30	33
Landwirtsch Rentenbank, 1.88%, 9/24/12	20	20
U.S. Bank N.A., 4.80%, 4/15/15	15	16
UBS AG Stamford CT, 5.88%, 12/20/17	20	22
Wachovia Corp., 5.25%, 8/1/14	30	33
Wells Fargo & Co., 5.13%, 9/15/16	30	33
		485
Beverages (0.1%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	15	17
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	15	20
PepsiCo, Inc., 5.50%, 1/15/40	10	10
		47
Chemicals (0.1%):
E.I. du Pont de Nemours & Co. 4.88%, 4/30/14	5	6
6.00%, 7/15/18	10	12
Eastman Chemical, 7.60%, 2/1/27	6	7
The Dow Chemical Co. 6.00%, 10/1/12	5	5
8.55%, 5/15/19	5	6
7.38%, 11/1/29	5	6
		42
Computers (0.0%):
Hewlett-Packard Co., 6.13%, 3/1/14	10	11
Consumer Products (0.0%):
Clorox Co., 5.00%, 1/15/15	5	5
Cosmetics & Toiletries (0.2%):
Kimberly-Clark Corp. 5.00%, 8/15/13	10	11
6.25%, 7/15/18	10	12
Procter & Gamble Co. 4.95%, 8/15/14	10	11
5.80%, 8/15/34	15	17
		51

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Diversified Financial Services (0.1%):
Credit Suisse USA, Inc., 4.88%, 1/15/15	$20	$22
Electric Integrated (0.5%):
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	20	23
Series C, 5.15%, 7/15/15	10	11
Exelon Corp., 4.90%, 6/15/15	15	16
MidAmerican Energy Holdings, 6.50%, 9/15/37	20	22
NiSource Finance Corp., 10.75%, 3/15/16	10	13
Pacific Gas & Electric Co. 4.80%, 3/1/14	11	12
6.05%, 3/1/34	18	19
PacifiCorp, 6.00%, 1/15/39	10	11
Progress Energy, Inc., 6.85%, 4/15/12	7	7
Southern California Edison Co., 5.63%, 2/1/36	13	14
		148
Electronics (0.1%):
General Electric Co. 5.00%, 2/1/13	15	16
5.25%, 12/6/17	20	22
		38
Financial Services (1.6%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	20	22
Boeing Capital Corp., 5.80%, 1/15/13	13	14
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	10	11
Citigroup, Inc. 4.75%, 5/19/15	30	32
6.13%, 11/21/17	30	33
General Electric Capital Corp. 5.63%, 5/1/18	15	16
Series A, 6.00%, 6/15/12, MTN	30	32
Series A, 6.15%, 8/7/37, MTN	15	16
Goldman Sachs Capital I, 6.35%, 2/15/34	25	25
Goldman Sachs Group, Inc., 5.75%, 10/1/16	30	33
HSBC Finance Corp. 6.75%, 5/15/11	12	12
5.00%, 6/30/15	10	11
John Deere Capital Corp., 5.10%, 1/15/13	10	11
JPMorgan Chase & Co. 2.60%, 1/15/16	40	39
6.40%, 5/15/38	35	39
Merrill Lynch & Co., Inc. 5.00%, 1/15/15, MTN	15	16
Series C, 6.40%, 8/28/17, MTN	20	22
Morgan Stanley, 3.45%, 11/2/15	75	75
SLM Corp., 5.00%, 10/1/13, MTN	10	10
Unilever Capital Corp., 5.90%, 11/15/32	8	9
		478

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Food Distributors, Supermarkets & Wholesalers (0.0%):
Kroger Co., 7.50%, 4/1/31	$7	$8
Food Processing & Packaging (0.2%):
Kraft Foods, Inc. 5.25%, 10/1/13	20	22
6.13%, 2/1/18	25	28
		50
Forest Products & Paper (0.0%):
International Paper Co., 7.50%, 8/15/21	5	6
Governments — Foreign (0.7%):
Federal Republic of Brazil 7.88%, 3/7/15	15	18
7.13%, 1/20/37	15	18
Province of Ontario 1.88%, 11/19/12	15	15
4.00%, 10/7/19	35	36
Province of Quebec, 7.50%, 9/15/29	30	41
Republic of Italy 4.50%, 1/21/15	20	21
6.88%, 9/27/23	25	29
United Mexican States 5.88%, 2/17/14	10	11
Series E, 5.95%, 3/19/19, MTN	30	34
		223
Health Care (0.2%):
Medtronic, Inc. 3.00%, 3/15/15	20	21
4.45%, 3/15/20	15	16
UnitedHealth Group, Inc., 4.88%, 3/15/15	10	11
WellPoint, Inc. 6.80%, 8/1/12	5	5
5.95%, 12/15/34	6	6
		59
Heavy Machinery (0.0%):
Caterpillar, Inc., 6.05%, 8/15/36	10	11
Insurance (0.3%):
Allstate Corp., 5.55%, 5/9/35	10	10
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	10	11
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	12	13
MetLife, Inc. 5.38%, 12/15/12	10	11
5.70%, 6/15/35	10	10
Prudential Financial, Inc. 5.10%, 12/14/11, MTN	5	5
5.10%, 9/20/14, MTN	10	11
Series D, 6.63%, 12/1/37, MTN	10	11
		82

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Media (0.2%):
CBS Corp., 7.88%, 7/30/30	$5	$6
DIRECTV Holdings/Financing, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	5	5
News America, Inc. 6.90%, 3/1/19	10	12
6.20%, 12/15/34	9	9
Thomson Reuters Corp., 5.70%, 10/1/14	5	6
Time Warner Cable, Inc., 5.85%, 5/1/17	10	11
Time Warner, Inc. 5.88%, 11/15/16	5	6
6.50%, 11/15/36	10	11
		66
Medical Supplies (0.1%):
Cardinal Health, Inc., 5.85%, 12/15/17	20	23
Oil & Gas — Exploration & Production (0.1%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	21
Occidental Petroleum Corp., 4.10%, 2/1/21	25	25
		46
Oil Companies — Integrated (0.3%):
Conoco, Inc., 6.95%, 4/15/29	25	30
ConocoPhillips Co., 5.75%, 2/1/19	20	23
Petro-Canada, 4.00%, 7/15/13	15	16
Shell International Finance BV, 4.30%, 9/22/19	20	21
		90
Pharmaceuticals (0.3%):
Abbott Laboratories, 5.30%, 5/27/40	20	20
AstraZeneca PLC, 5.90%, 9/15/17	25	29
Pfizer, Inc., 4.45%, 3/15/12	10	10
Wyeth 5.50%, 2/1/14	15	17
6.50%, 2/1/34	15	17
		93
Pipelines (0.3%):
Energy Transfer Partners LP, 5.95%, 2/1/15	15	16
Enterprise Products Partners LP, 6.50%, 1/31/19	25	29
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	15	17
Williams Cos., Inc., 7.88%, 9/1/21	20	25
		87
Primary Metal & Mineral Production (0.2%):
Alcoa, Inc., 6.00%, 7/15/13	10	11
BHP Billiton Finance BV, 4.80%, 4/15/13	10	11
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	14	14
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	15	18
		54

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Radio & Television (0.1%):
Comcast Corp. 4.95%, 6/15/16	$10	$11
6.45%, 3/15/37	15	16
Cox Communications, Inc., 7.13%, 10/1/12	5	5
		32
Railroads (0.1%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	15	17
CSX Corp., 6.15%, 5/1/37	10	11
		28
Real Estate Investment Trusts (0.1%):
ERP Operating LP, 5.25%, 9/15/14	15	17
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	15	16
		33
Retail — Discount (0.1%):
Target Corp., 5.88%, 3/1/12	8	8
Wal-Mart Stores, Inc. 3.63%, 7/8/20	15	15
5.25%, 9/1/35	15	15
		38
Retail — Specialty Stores (0.1%):
The Home Depot, Inc., 5.40%, 3/1/16	15	17
Software & Computer Services (0.3%):
Cisco Systems, Inc., 5.50%, 2/22/16	15	17
IBM Corp. 4.75%, 11/29/12	20	21
5.60%, 11/30/39	20	21
Oracle Corp., 5.75%, 4/15/18	20	23
		82
Telecommunications — Cellular (0.1%):
AT&T Wireless, 8.13%, 5/1/12	8	9
Vodafone Group PLC 5.00%, 12/16/13	5	5
5.63%, 2/27/17	10	11
6.15%, 2/27/37	10	11
		36
Utilities — Electric (0.2%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	15	17
Hydro-Quebec, 8.40%, 1/15/22	25	34
		51
Utilities — Telecommunications (0.4%):
AT&T, Inc. 5.10%, 9/15/14	25	28
6.30%, 1/15/38	15	16
Deutsche Telekom International Finance BV, 8.25% (d), 6/15/30	15	20

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc. 7.38%, 9/1/12	$30	$33
5.85%, 9/15/35	20	20
		117
Total Corporate Bonds (Cost $2,652)		2,686
Municipal Bonds (0.0%)
Illinois (0.0%):
State Taxable Pension, GO, 5.10%, 6/1/33	15	13
Total Municipal Bonds (Cost $15)		13
U.S. Government Agency Securities (2.5%)
Federal Home Loan Bank, 1.13%, 5/18/12	160	162
Federal Home Loan Mortgage Corp. 4.50%, 1/15/14 (e)	145	158
6.75%, 9/15/29	25	32
Federal National Mortgage Assoc. 1.13%, 7/30/12 (e)	145	146
1.00%, 9/23/13 (e)	145	145
5.00%, 3/15/16 (e)	105	119
Total U.S. Government Agency Securities (Cost $758)		762
U.S. Government Mortgage Backed Agencies (11.5%)
Federal Home Loan Mortgage Corp. 6.50%, 5/1/26-11/1/34	21	23
7.00%, 7/1/29-4/1/32	14	16
8.00%, 6/1/30	1	2
5.00%, 6/1/33	34	37
4.50%, 12/1/39	114	118
Federal National Mortgage Assoc. 10.00%, 11/1/13	2	2
10.50%, 11/1/13	2	2
11.00%, 11/1/13	2	2
8.50%, 11/1/17	1	1
8.00%, 11/1/19-3/1/30	18	22
4.00%, 1/1/26-5/25/41 (e) (f)	549	556
4.50%, 5/25/26-5/25/41 (e) (f)	528	546
5.00%, 5/25/26-5/25/41 (e) (f)	495	527
5.50%, 5/25/26-5/25/41 (e) (f)	542	586
7.00%, 12/1/27	1	1
6.50%, 3/1/29-5/25/41	55	63
6.00%, 10/1/29-5/25/41 (f)	233	258
7.50%, 11/1/29	5	6
6.63%, 11/15/30	25	32
Government National Mortgage Assoc. 7.50%, 2/15/35	41	48
5.00%, 1/15/39-5/20/40 (e) (f)	213	228

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/20/40-5/20/41 (e) (f)	$266	$278
5.50%, 2/20/40-5/15/41 (f)	123	134
Total U.S. Government Mortgage Backed Agencies (Cost $3,389)		3,488
U.S. Treasury Obligations (9.9%)
U.S. Treasury Bonds 6.13%, 11/15/27	100	125
4.38%, 5/15/40	203	202
U.S. Treasury Notes 4.63%, 7/31/12	128	135
3.13%, 4/30/13-5/15/19	695	720
0.75%, 8/15/13	290	290
2.63%, 12/31/14-8/15/20	778	796
1.25%, 9/30/15	400	392
2.50%, 6/30/17	363	364
Total U.S. Treasury Obligations (Cost $3,025)		3,024
Total Investments (Cost $28,199) — 102.4%		31,152
Liabilities in excess of other assets — (2.4)%		(732)
NET ASSETS — 100.0%		$30,420

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Rate represents the effective yield at purchase.

(c)  Non-income producing security.

(d)  Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 4/30/11.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Security purchased on a when-issued basis.

ADR — American Depositary Receipt

GO — General Obligation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (75.1%)
Audio & Video Products (0.4%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (a)	$108	$143
Beverages (1.1%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	310	356
Building — Residential & Commercial (2.0%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (b)	265	672
Computers & Peripherals (7.2%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	960	1,731
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	545	647
		2,378
Financial Services (6.0%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (b)	585	678
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	165	198
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	565	580
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (c)	195	275
The Nasdaq OMX Group, Inc., Convertible Subordinated Notes, 2.50%, 8/15/13	245	242
		1,973
Food (0.4%):
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	110	146
Health Care (9.7%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26 (b)	225	283
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	1,200	1,197
Life Technologies Corp., Convertible Subordinated Notes, 1.50%, 2/15/24, Callable 2/15/12 @ 100	545	641
Medtronic, Inc., Convertible Subordinated Notes 1.63%, 4/15/13 (c)	840	866
1.63%, 4/15/13	200	206
		3,193
Machinery — Diversified (4.6%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	165	466
Stanley Black & Decker, Inc., Convertible Subordinated Notes, 0.00% (d), 5/17/12	355	429
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	310	635
		1,530
Manufacturing — Miscellaneous (8.7%):
3M Co., Convertible Subordinated Notes, 0.00% (d), 11/21/32	850	832
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	360	978
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (e)	415	663
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	170	259
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (c)	125	126
		2,858

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Metals (1.6%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	$290	$530
Mining (2.9%):
Newmont Mining Corp., Convertible Subordinated Notes 3.00%, 2/15/12	35	45
1.63%, 7/15/17 (c) (e)	600	849
1.63%, 7/15/17	50	71
		965
Oil & Gas Exploration — Production & Services (3.7%):
Transocean, Inc., Convertible Subordinated Notes Series B, 1.50%, 12/15/37 (b)	770	766
Series C, 1.50%, 12/15/37 (b)	445	435
		1,201
Oilfield Services & Equipment (1.5%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	330	493
Pharmaceuticals (4.2%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (e)	642	602
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (b)	707	770
		1,372
Railroads (0.5%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21 (e)	62	172
Real Estate Investment Trusts (8.8%):
Boston Properties LP, Convertible Subordinated Notes 3.63%, 2/15/14 (c)	405	451
2.88%, 2/15/37, Callable 2/20/12 @ 100	75	76
Duke Realty LP, Convertible Subordinated Notes, 3.75%, 12/1/11 (c)	80	81
ERP Operating LP, Convertible Subordinated Notes, 3.85%, 8/15/26, Callable 8/18/11 @ 100	475	495
Health Care REIT, Inc., Convertible Subordinated Notes 4.75%, 12/1/26, Callable 12/1/11 @ 100	200	230
4.75%, 7/15/27, Callable 7/15/12 @ 100	295	335
ProLogis Trust, Convertible Subordinated Notes 3.25%, 3/15/15	195	227
2.25%, 4/1/37 (b)	695	695
Vornado Realty Trust, Convertible Subordinated Notes, 3.88%, 4/15/25 (b)	265	306
		2,896
Retail — Specialty Stores (1.5%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (e)	465	477
Semiconductors (4.2%):
Intel Corp., Convertible Subordinated Notes 2.95%, 12/15/35 (e)	915	975
3.25%, 8/1/39 (e)	326	415
		1,390

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Software (1.0%):
Nuance Communications, Inc. Convertible Subordinated Notes, 2.75%, 8/15/27, Callable 8/20/14 @ 100	$250	$320
Software & Computer Services (5.1%):
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (c)	620	646
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	510	629
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17 (c)	310	402
		1,677
Total Convertible Corporate Bonds (Cost $20,724)		24,742
Convertible Preferred Stocks (24.2%)
Consumer Products (3.7%):
Archer-Daniels-Midland Co., 6.25%	25,880	1,212
Energy (3.7%):
Apache Corp., Series D, 6.00%	9,700	683
NextEra Energy, Inc., 7.00%	7,230	375
PPL Corp., 9.50%	3,000	169
		1,227
Financial Services (7.6%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	5,560	307
Newell Financial Trust I, 5.25% (b)	14,520	668
Wells Fargo & Co., Series L, Class A, 7.50%	1,425	1,538
		2,513
Insurance (4.3%):
MetLife, Inc., 5.00%	16,200	1,418
Savings & Loans (3.7%):
New York Community Capital Trust V, 6.00%	14,420	710
Sovereign Capital Trust IV, 4.38%	11,114	511
		1,221
Tools & Hardware Manufacturing (1.2%):
Stanley Black & Decker I, Inc., 4.75%	3,215	379
Total Convertible Preferred Stocks (Cost $6,639)		7,970
Total Investments (Cost $27,363) — 99.3%		32,712
Other assets in excess of liabilities — 0.7%		244
NET ASSETS — 100.0%		$32,956

(a)  Continuously callable with 20 days notice.

(b)  Continuously callable with 30 days notice.

(c)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(e)  Continuously callable with 15 days notice.

LLC — Limited Liability Co.

LP — Limited Partnership

REIT — Real Estate Investment Trust

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $28,199 and $27,363)	$31,152	$32,712
Cash	50	118
Interest and dividends receivable	108	138
Receivable for capital shares issued	6	59
Receivable for investments sold	930	—
Receivable from Adviser	15	1
Prepaid expenses	37	18
Total Assets	32,298	33,046
LIABILITIES:
Payable for investments purchased	1,844	—
Payable for capital shares redeemed	—	60
Accrued expenses and other payables:
Investment advisory fees	15	20
Administration fees	— (a)	2
Custodian fees	2	1
Transfer agent fees	3	1
Shareholder servicing fees	5	4
12b-1 fees	3	—
Other accrued expenses	6	2
Total Liabilities	1,878	90
NET ASSETS:
Capital	29,608	35,021
Distributions in excess of net investment income	(77)	(472)
Accumulated net realized losses from investments	(2,064)	(6,942)
Net unrealized appreciation on investments	2,953	5,349
Net Assets	$30,420	$32,956
Net Assets
Class A Shares	$23,835	$19,226
Class C Shares	1,425	—
Class R Shares	5,137	—
Class I Shares	23	13,730
Total	$30,420	$32,956
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,839	1,664
Class C Shares	111	—
Class R Shares	397	—
Class I Shares	2	1,189
Total	2,349	2,853
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$12.96	$11.55
Class C Shares (c)	$12.89	—
Class R Shares	$12.95	—
Class I Shares	$13.01	$11.55
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.75	$11.79

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
Investment Income:
Interest income	$323	$225
Dividend income	494	197
Income from securities lending, net	1	—
Total Income	818	422
Expenses:
Investment advisory fees	230	117
Administration fees	50	20
Shareholder servicing fees — Class A Shares	34	23
12b-1 fees — Class C Shares	6	—
12b-1 fees — Class R Shares	12	—
Custodian fees	15	4
Transfer agent fees	7	3
Transfer agent fees — Class A Shares	3	2
Transfer agent fees — Class R Shares	1	—
Transfer agent fees — Class I Shares	2	1
Trustees' fees	5	2
Chief Compliance Officer fees	1	—	(a)
Legal and audit fees	7	2
State registration and filing fees	23	12
Other expenses	9	2
Total Expenses	405	188
Expenses waived/reimbursed by Adviser	(59)	(4)
Net Expenses	346	184
Net Investment Income	472	238
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	2,212	591
Net realized gains from redemptions in-kind	9,350	—
Net change in unrealized appreciation/depreciation on investments	(3,596)	1,952
Net realized/unrealized gains (losses) from investments	7,966	2,543
Change in net assets resulting from operations	$8,438	$2,781

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$472	$1,863	$238	$504
Net realized gains from investment transactions	2,212	6,742	591	767
Net realized gains from redemptions in-kind	9,350	—	—	—
Net change in unrealized appreciation/ depreciation on investments	(3,596)	1,384	1,952	2,143
Net increase from payment by the sub-administrator (note 4)	—	90	—	36
Change in net assets resulting from operations	8,438	10,079	2,781	3,450
Distributions to Shareholders:
From net investment income:
Class A Shares	(171)	(623)	(291)	(761)
Class C Shares	(4)	(13)	—	—
Class R Shares	(25)	(73)	—	—
Class I Shares	(342)	(1,522)	(229)	(550)
Change in net assets resulting from distributions to shareholders	(542)	(2,231)	(520)	(1,311)
Change in net assets from capital transactions	(74,689)	(8,214)	612	(2,255)
Change in net assets	(66,793)	(366)	2,873	(116)
Net Assets:
Beginning of period	97,213	97,579	30,083	30,199
End of period	$30,420	$97,213	$32,956	$30,083
Distributions in excess of net investment income	$(77)	$(7)	$(472)	$(190)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,323	$1,758	$2,633	$2,549
Dividends reinvested	161	595	230	629
Cost of shares redeemed	(7,579)	(8,769)	(2,784)	(5,963)
Total Class A Shares	$(6,095)	$(6,416)	$79	$(2,785)
Class C Shares
Proceeds from shares issued	$461	$425	—	—
Dividends reinvested	3	10	—	—
Cost of shares redeemed	(156)	(390)	—	—
Total Class C Shares	$308	$45	—	—
Class R Shares
Proceeds from shares issued	$376	$1,027	—	—
Dividends reinvested	23	66	—	—
Cost of shares redeemed	(362)	(868)	—	—
Total Class R Shares	$37	$225	—	—
Class I Shares
Proceeds from shares issued	$2,070	$5,099	$1,906	$3,901
Dividends reinvested	341	1,522	227	549
Cost of shares redeemed	(71,350)	(8,689)	(1,600)	(3,920)
Total Class I Shares	$(68,939)	$(2,068)	$533	$530
Change in net assets from capital transactions	$(74,689)	$(8,214)	$612	$(2,255)
Share Transactions:
Class A Shares
Issued	105	152	233	247
Reinvested	13	52	21	61
Redeemed	(597)	(764)	(250)	(578)
Total Class A Shares	(479)	(560)	4	(270)
Class C Shares
Issued	37	37	—	—
Reinvested	— (a)	1	—	—
Redeemed	(12)	(34)	—	—
Total Class C Shares	25	4	—	—
Class R Shares
Issued	30	90	—	—
Reinvested	2	6	—	—
Redeemed	(29)	(76)	—	—
Total Class R Shares	3	20	—	—
Class I Shares
Issued	165	442	170	380
Reinvested	28	133	21	53
Redeemed	(5,578)	(762)	(144)	(380)
Total Class I Shares	(5,385)	(187)	47	53
Change in Shares	(5,836)	(723)	51	(217)

(a)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.89	$10.97		$10.26	$15.54	$13.89		$12.58
Investment Activities:
Net investment income	0.06	0.19		0.24	0.27	0.28		0.21
Net realized and unrealized gains (losses) on investments	1.09	0.97		0.73	(3.74)	1.78		1.32
Total from Investment Activities	1.15	1.16		0.97	(3.47)	2.06		1.53
Distributions:
Net investment income	(0.08)	(0.24)		(0.26)	(0.28)	(0.26)		(0.22)
Net realized gains from investments	—	—		—	(1.53)	(0.15)		—
Total Distributions	(0.08)	(0.24)		(0.26)	(1.81)	(0.41)		(0.22)
Net Asset Value, End of Period	$12.96	$11.89		$10.97	$10.26	$15.54		$13.89
Total Return (excludes sales charge) (a)	9.70%	10.67	%(b)	9.83%	(24.92)%	15.11	%(c)	12.25%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,835	$27,560		$31,560	$28,442	$45,744		$121,807
Ratio of net expenses to average net assets (d)	1.15%	1.15%		1.14%	1.15%	1.09%		1.18%
Ratio of net investment income to average net assets (d)	0.95%	1.69%		2.37%	2.07%	1.87%		1.55%
Ratio of gross expenses to average net assets (d) (e)	1.20%	1.15%		1.14%	1.15%	1.09%		1.18%
Ratio of net investment income to average net assets (d) (e)	0.90%	1.69%		2.37%	2.07%	1.87%		1.55%
Portfolio turnover (a) (f)	75%	238%		241%	201%	171%		153%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.83	$10.91		$10.21	$15.49	$13.87		$12.56
Investment Activities:
Net investment income	0.01	0.09		0.14	0.16	0.14		0.11
Net realized and unrealized gains (losses) on investments	1.09	0.97		0.74	(3.73)	1.77		1.31
Total from Investment Activities	1.10	1.06		0.88	(3.57)	1.91		1.42
Distributions:
Net investment income	(0.04)	(0.14)		(0.18)	(0.18)	(0.14)		(0.11)
Net realized gains from investments	—	—		—	(1.53)	(0.15)		—
Total Distributions	(0.04)	(0.14)		(0.18)	(1.71)	(0.29)		(0.11)
Net Asset Value, End of Period	$12.89	$11.83		$10.91	$10.21	$15.49		$13.87
Total Return (excludes contingent deferred sales charge) (a)	9.31%	9.83	%(b)	8.90%	(25.61)%	13.95	%(c)	11.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,425	$1,014		$897	$430	$566		$416
Ratio of net expenses to average net assets (d)	1.85%	2.00%		2.00%	2.00%	2.00%		2.00%
Ratio of net investment income to average net assets (d)	0.24%	0.85%		1.43%	1.22%	0.95%		0.71%
Ratio of gross expenses to average net assets (d) (e)	2.64%	3.00%		3.04%	4.15%	3.88%		4.06%
Ratio of net investment income to average net assets (d) (e)	(0.55)%	(0.15)%		0.39%	(0.93)%	(0.93)%		(1.35)%
Portfolio turnover (a) (f)	75%	238%		241%	201%	171%		153%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.88	$10.96		$10.25	$15.54	$13.90		$12.59
Investment Activities:
Net investment income	0.04	0.14		0.19	0.21	0.19		0.14
Net realized and unrealized gains (losses) on investments	1.09	0.97		0.74	(3.74)	1.79		1.33
Total from Investment Activities	1.13	1.11		0.93	(3.53)	1.98		1.47
Distributions:
Net investment income	(0.06)	(0.19)		(0.22)	(0.23)	(0.19)		(0.16)
Net realized gains from investments	—	—		—	(1.53)	(0.15)		—
Total Distributions	(0.06)	(0.19)		(0.22)	(1.76)	(0.34)		(0.16)
Net Asset Value, End of Period	$12.95	$11.88		$10.96	$10.25	$15.54		$13.90
Total Return (a)	9.55%	10.22	%(b)	9.39%	(25.31)%	14.48	%(c)	11.78%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,137	$4,678		$4,102	$2,882	$3,908		$3,800
Ratio of net expenses to average net assets (d)	1.45%	1.59%		1.57%	1.60%	1.60%		1.60%
Ratio of net investment income to average net assets (d)	0.65%	1.25%		1.91%	1.62%	1.35%		1.12%
Ratio of gross expenses to average net assets (d) (e)	1.60%	1.59%		1.62%	1.73%	1.74%		1.73%
Ratio of net investment income to average net assets (d) (e)	0.50%	1.25%		1.85%	1.49%	1.20%		0.99%
Portfolio turnover (a) (f)	75%	238%		241%	201%	171%		153%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.87	$10.95		$10.24	$15.52	$14.80
Investment Activities:
Net investment income (loss)	0.09 (b)	0.24		0.27	0.32	0.05
Net realized and unrealized gains (losses) on investments	1.16	0.96		0.74	(3.74)	0.72
Total from Investment Activities	1.25	1.20		1.01	(3.42)	0.77
Distributions:
Net investment income	(0.11)	(0.28)		(0.30)	(0.33)	(0.05)
Net realized gains from investments	—	—		—	(1.53)	—
Total Distributions	(0.11)	(0.28)		(0.30)	(1.86)	(0.05)
Net Asset Value, End of Period	$13.01	$11.87		$10.95	$10.24	$15.52
Total Return (c)	10.57%	11.05	%(d)	10.23%	(24.70)%	5.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23	$63,961		$61,020	$59,464	$87,385
Ratio of net expenses to average net assets (e)	0.66%	0.80%		0.80%	0.80%	0.80%
Ratio of net investment income to average net assets (e)	1.52%	2.04%		2.72%	2.42%	2.13%
Ratio of gross expenses to average net assets (e) (f)	0.86%	0.84%		0.86%	0.84%	0.83%
Ratio of net investment income to average net assets (e) (f)	1.32%	2.00%		2.66%	2.38%	2.10%
Portfolio turnover (c) (g)	75%	238%		241%	201%	171%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.74	$10.00		$8.11	$14.70	$13.33		$12.39
Investment Activities:
Net investment income	0.08	0.18		0.25	0.24 (a)	0.30		0.13
Net realized and unrealized gains (losses) on investments	0.91	1.01		1.88	(4.99)	1.47		0.98
Total from Investment Activities	0.99	1.19		2.13	(4.75)	1.77		1.11
Distributions:
Net investment income	(0.18)	(0.45)		(0.24)	(0.72)	(0.09)		(0.17)
Net realized gains from investments	—	—		—	(1.12)	(0.31)		—
Total Distributions	(0.18)	(0.45)		(0.24)	(1.84)	(0.40)		(0.17)
Net Asset Value, End of Period	$11.55	$10.74		$10.00	$8.11	$14.70		$13.33
Total Return (excludes sales charge) (b)	9.29%	12.16	%(c)	26.62%	(36.34)%	13.61	%(d)	9.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$19,226	$17,824		$19,310	$16,895	$51,413		$62,237
Ratio of net expenses to average net assets (e)	1.31%	1.34%		1.31%	1.25%	1.24%		1.36%
Ratio of net investment income to average net assets (e)	1.41%	1.59%		2.74%	1.99%	1.69%		1.02%
Portfolio turnover (b) (f)	18%	24%		42%	44%	44%		49%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.74	$10.00		$8.10	$14.69	$14.08
Investment Activities:
Net investment income	0.10	0.19		0.27	0.25 (b)	0.04
Net realized and unrealized gains (losses) on investments	0.91	1.03		1.89	(4.96)	0.59
Total from Investment Activities	1.01	1.22		2.16	(4.71)	0.63
Distributions:
Net investment income	(0.20)	(0.48)		(0.26)	(0.76)	(0.02)
Net realized gains from investments	—	—		—	(1.12)	—
Total Distributions	(0.20)	(0.48)		(0.26)	(1.88)	(0.02)
Net Asset Value, End of Period	$11.55	$10.74		$10.00	$8.10	$14.69
Total Return (c)	9.47%	12.52	%(d)	27.06%	(36.17)%	4.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,730	$12,259		$10,889	$10,302	$12,727
Ratio of net expenses to average net assets (e)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (e)	1.71%	1.91%		2.74%	2.09%	1.84%
Ratio of gross expenses to average net assets (e) (f)	1.06%	1.06%		1.06%	1.04%	1.08%
Ratio of net investment income to average net assets (e) (f)	1.65%	1.85%		2.68%	2.05%	1.76%
Portfolio turnover (c) (g)	18%	24%		42%	44%	44%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.7%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$200	$223
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	155	166
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	88	103
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4, 5.04% (a), 3/15/46	340	366
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	285	304
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	260	276
Total Collateralized Mortgage Obligations (Cost $1,392)		1,438
Commercial Paper (5.7%)
BNP Paribas Finance, Inc., 0.08% (b), 5/2/11	3,091	3,091
Total Commercial Paper (Cost $3,091)		3,091
Corporate Bonds (24.4%)
Aerospace/Defense (0.2%):
Lockheed Martin Corp., 5.50%, 11/15/39	50	50
United Technologies Corp. 5.38%, 12/15/17	40	46
6.13%, 7/15/38	30	34
		130
Banks (4.4%):
Asian Development Bank, 4.50%, 9/4/12, MTN	130	137
BAC Capital Trust XI, 6.63%, 5/23/36	60	60
Bank of America Corp. 6.25%, 4/15/12	80	84
5.65%, 5/1/18	140	149
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/12, MTN	105	111
European Investment Bank 2.38%, 3/14/14	170	176
5.13%, 9/13/16	210	239
Inter-American Development Bank, 4.50%, 9/15/14	144	159
KFW 1.25%, 6/15/12	55	55
4.13%, 10/15/14	165	181
4.00%, 1/27/20	230	242
Korea Developmental Bank, 5.75%, 9/10/13	140	151
Landwirtsch Rentenbank, 1.88%, 9/24/12	85	87
U.S. Bank N.A., 4.80%, 4/15/15	75	82
UBS AG Stamford CT, 5.88%, 12/20/17	100	112
Wachovia Corp., 5.25%, 8/1/14	155	168
Wells Fargo & Co., 5.13%, 9/15/16	145	158
		2,351

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Beverages (0.5%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	$75	$83
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	85	115
PepsiCo, Inc., 5.50%, 1/15/40	60	63
		261
Chemicals (0.4%):
E.I. du Pont de Nemours & Co. 4.88%, 4/30/14	35	38
6.00%, 7/15/18	45	52
The Dow Chemical Co. 6.00%, 10/1/12	25	27
8.55%, 5/15/19	30	38
7.38%, 11/1/29	30	37
		192
Computers (0.1%):
Hewlett-Packard Co., 6.13%, 3/1/14	50	56
Consumer Products (0.1%):
Clorox Co., 5.00%, 1/15/15	30	33
Cosmetics & Toiletries (0.5%):
Kimberly-Clark Corp. 5.00%, 8/15/13	50	54
6.25%, 7/15/18	50	59
Procter & Gamble Co. 4.95%, 8/15/14	50	56
5.80%, 8/15/34	70	79
		248
Diversified Financial Services (0.2%):
Credit Suisse USA, Inc., 4.88%, 1/15/15	100	109
Electric Integrated (1.5%):
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	110	123
Series C, 5.15%, 7/15/15	50	55
Exelon Corp., 4.90%, 6/15/15	70	75
MidAmerican Energy Holdings, 6.50%, 9/15/37	100	112
NiSource Finance Corp., 10.75%, 3/15/16	45	59
Pacific Gas & Electric Co. 4.80%, 3/1/14	59	64
6.05%, 3/1/34	95	101
PacifiCorp, 6.00%, 1/15/39	65	71
Progress Energy, Inc., 6.85%, 4/15/12	49	52
Southern California Edison Co., 5.63%, 2/1/36	75	79
		791
Electronics (0.3%):
General Electric Co. 5.00%, 2/1/13	80	85
5.25%, 12/6/17	90	100
		185

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Financial Services (4.0%):
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	$100	$108
Boeing Capital Corp., 5.80%, 1/15/13	54	58
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	50	54
Citigroup, Inc. 4.75%, 5/19/15	155	165
6.13%, 11/21/17	140	155
General Electric Capital Corp. 5.63%, 5/1/18	70	77
Series A, 6.00%, 6/15/12, MTN	145	153
Series A, 6.15%, 8/7/37, MTN	90	95
Goldman Sachs Capital I, 6.35%, 2/15/34	125	123
Goldman Sachs Group, Inc., 5.75%, 10/1/16	155	171
HSBC Finance Corp. 6.75%, 5/15/11	53	53
5.00%, 6/30/15	55	60
John Deere Capital Corp., 5.10%, 1/15/13	50	54
JPMorgan Chase & Co. 2.60%, 1/15/16	205	200
6.40%, 5/15/38	175	197
Merrill Lynch & Co., Inc. 5.00%, 1/15/15, MTN	65	70
Series C, 6.40%, 8/28/17, MTN	100	111
Morgan Stanley, 3.45%, 11/2/15	160	160
SLM Corp., 5.00%, 10/1/13, MTN	55	57
Unilever Capital Corp., 5.90%, 11/15/32	50	56
		2,177
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	25	30
Food Processing & Packaging (0.5%):
Kraft Foods, Inc. 5.25%, 10/1/13	100	109
6.13%, 2/1/18	125	142
		251
Forest Products & Paper (0.1%):
International Paper Co., 7.50%, 8/15/21	35	42
Governments — Foreign (2.0%):
Federal Republic of Brazil 7.88%, 3/7/15	65	78
7.13%, 1/20/37	80	96
Province of Ontario 1.88%, 11/19/12	70	72
4.00%, 10/7/19	175	180
Province of Quebec, 7.50%, 9/15/29	145	197
Republic of Italy 4.50%, 1/21/15	105	112
6.88%, 9/27/23	115	132

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
United Mexican States 5.88%, 2/17/14	$50	$55
Series E, 5.95%, 3/19/19, MTN	154	173
		1,095
Health Care (0.5%):
Medtronic, Inc. 3.00%, 3/15/15	100	104
4.45%, 3/15/20	65	67
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	44
WellPoint, Inc. 6.80%, 8/1/12	30	32
5.95%, 12/15/34	34	35
		282
Heavy Machinery (0.1%):
Caterpillar, Inc., 6.05%, 8/15/36	50	57
Insurance (0.8%):
Allstate Corp., 5.55%, 5/9/35	40	40
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	50	53
Cincinnati Financial Corp., 6.13%, 11/1/34	35	34
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	57	63
MetLife, Inc. 5.38%, 12/15/12	40	43
5.70%, 6/15/35	40	41
Prudential Financial, Inc. 5.10%, 12/14/11, MTN	25	25
5.10%, 9/20/14, MTN	55	60
Series D, 6.63%, 12/1/37, MTN	45	50
		409
Media (0.6%):
CBS Corp., 7.88%, 7/30/30	25	30
DIRECTV Holdings/Financing, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	30	33
News America, Inc. 6.90%, 3/1/19	50	59
6.20%, 12/15/34	35	36
Thomson Reuters Corp., 5.70%, 10/1/14	35	39
Time Warner Cable, Inc., 5.85%, 5/1/17	40	45
Time Warner, Inc. 5.88%, 11/15/16	25	28
6.50%, 11/15/36	50	53
		323
Medical Supplies (0.2%):
Cardinal Health, Inc., 5.85%, 12/15/17	95	107
Oil & Gas — Exploration & Production (0.4%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	90	93
Occidental Petroleum Corp., 4.10%, 2/1/21	110	111
		204

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Oil Companies — Integrated (0.8%):
Conoco, Inc., 6.95%, 4/15/29	$115	$139
ConocoPhillips Co., 5.75%, 2/1/19	95	109
Petro-Canada, 4.00%, 7/15/13	70	74
Shell International Finance BV, 4.30%, 9/22/19	110	115
		437
Pharmaceuticals (0.9%):
Abbott Laboratories, 5.30%, 5/27/40	100	100
AstraZeneca PLC, 5.90%, 9/15/17	120	139
Pfizer, Inc., 4.45%, 3/15/12	45	46
Wyeth 5.50%, 2/1/14	80	89
6.50%, 2/1/34	85	99
		473
Pipelines (0.8%):
Energy Transfer Partners LP, 5.95%, 2/1/15	75	83
Enterprise Products Partners LP, 6.50%, 1/31/19	125	144
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	75	84
Williams Cos., Inc., 7.88%, 9/1/21	95	120
		431
Primary Metal & Mineral Production (0.5%):
Alcoa, Inc., 6.00%, 7/15/13	55	60
BHP Billiton Finance BV, 4.80%, 4/15/13	50	54
Rio Tinto Alcan, Inc., 5.75%, 6/1/35	70	71
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	90	106
		291
Radio & Television (0.3%):
Comcast Corp. 4.95%, 6/15/16	50	54
6.45%, 3/15/37	85	90
Cox Communications, Inc., 7.13%, 10/1/12	23	25
		169
Railroads (0.2%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	65	74
CSX Corp., 6.15%, 5/1/37	55	59
		133
Real Estate Investment Trusts (0.3%):
ERP Operating LP, 5.25%, 9/15/14	70	77
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	75	82
		159
Retail — Discount (0.4%):
Target Corp., 5.88%, 3/1/12	51	53
Wal-Mart Stores, Inc. 3.63%, 7/8/20	80	78
5.25%, 9/1/35	85	85
		216

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Retail — Specialty Stores (0.1%):
The Home Depot, Inc., 5.40%, 3/1/16	$65	$73
Software & Computer Services (0.8%):
Cisco Systems, Inc., 5.50%, 2/22/16	75	85
IBM Corp. 4.75%, 11/29/12	100	106
5.60%, 11/30/39	95	101
Oracle Corp., 5.75%, 4/15/18	100	114
		406
Telecommunications — Cellular (0.3%):
AT&T Wireless, 8.13%, 5/1/12	41	44
Vodafone Group PLC 5.00%, 12/16/13	25	27
5.63%, 2/27/17	50	56
6.15%, 2/27/37	55	60
		187
Utilities — Electric (0.4%):
FirstEnergy Corp., Series C, 7.38%, 11/15/31	70	78
Hydro-Quebec, 8.40%, 1/15/22	120	163
		241
Utilities — Telecommunications (1.1%):
AT&T, Inc. 5.10%, 9/15/14	130	144
6.30%, 1/15/38	90	95
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	85	114
Verizon Communications, Inc. 7.38%, 9/1/12	140	152
5.85%, 9/15/35	90	92
		597
Total Corporate Bonds (Cost $12,929)		13,146
Municipal Bonds (0.1%)
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	80	67
Total Municipal Bonds (Cost $80)		67
U.S. Government Agency Securities (7.1%)
Federal Home Loan Bank, 1.13%, 5/18/12	805	812
Federal Home Loan Mortgage Corp. 4.50%, 1/15/14 (d)	735	802
6.75%, 9/15/29	115	147
Federal National Mortgage Assoc. 1.13%, 7/30/12 (d)	735	742
1.00%, 9/23/13 (d)	725	726
5.00%, 3/15/16 (d)	505	573
Total U.S. Government Agency Securities (Cost $3,779)		3,802

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Government Mortgage Backed Agencies (33.4%)
Federal Home Loan Mortgage Corp. 8.00%, 6/1/17	$49	$54
7.50%, 4/1/28	5	6
6.50%, 8/1/29-11/1/34	178	201
7.00%, 1/1/30	4	5
5.00%, 6/1/34	170	181
5.50%, 9/1/38	540	581
4.50%, 12/1/39	841	867
Federal National Mortgage Assoc. 10.00%, 11/1/13	4	5
10.50%, 11/1/13	2	2
11.00%, 11/1/13	3	3
8.00%, 11/1/19-2/1/33	100	115
4.00%, 1/1/26-5/25/41 (d) (e)	2,828	2,861
4.50%, 5/25/26-5/25/41 (e)	2,455	2,547
5.00%, 5/25/26-5/25/41 (e)	2,505	2,669
5.50%, 5/25/26-5/25/41 (e)	2,363	2,553
7.00%, 10/1/26-12/1/29	15	17
6.50%, 9/1/28-5/25/41	281	317
7.50%, 12/1/28	3	3
6.00%, 10/1/29-5/25/41 (d) (e)	1,109	1,220
6.63%, 11/15/30	125	159
8.50%, 4/1/31	5	6
Government National Mortgage Assoc. 7.50%, 12/15/27-2/15/35	262	306
5.00%, 7/15/39-5/20/40 (d) (e)	1,110	1,190
4.50%, 2/20/40-5/20/41 (d) (e)	1,379	1,443
5.50%, 2/20/40-5/15/41 (d) (e)	648	704
Total U.S. Government Mortgage Backed Agencies (Cost $17,489)		18,015
U.S. Treasury Obligations (31.1%)
U.S. Treasury Bonds 6.13%, 11/15/27	590	740
4.38%, 5/15/40	1,142	1,135
U.S. Treasury Notes 4.63%, 7/31/12	965	1,017
3.13%, 4/30/13-5/15/19	4,890	5,064
0.75%, 8/15/13	1,020	1,021
2.63%, 12/31/14-8/15/20	3,619	3,687
1.25%, 9/30/15	2,220	2,176
2.50%, 6/30/17	1,925	1,933
Total U.S. Treasury Obligations (Cost $16,766)		16,773
Total Investments (Cost $55,526) — 104.5%		56,332
Liabilities in excess of other assets — (4.5)%		(2,421)
NET ASSETS — 100.0%		$53,911

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2011

(Amounts in Thousands)  (Unaudited)

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Rate represents the effective yield at purchase.

(c)  Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 4/30/11.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Security purchased on a when-issued basis.

GO — General Obligation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (73.1%)
Multi-family (15.3%):
Collateralized Mortgage Obligations (12.5%):
Government National Mortgage Assoc. Series 2003-108, Class BH, 7.50%, 2/16/34	$424	$433
Series 2003-38, Class JC, 7.32% (a), 8/16/42	2,263	2,557
Series 2003-47, Class B, 8.00%, 10/16/27	714	729
Series 2003-87, Class BH, 7.50%, 8/16/32	2,324	2,499
Series 2010-122, Class AC, 7.00%, 2/16/40	9,935	11,603
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,758
Series 2010-136, Class BH, 7.00%, 11/16/40	9,949	11,626
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,886
Series 2010-148, Class AC, 7.00% (a), 12/16/50	9,957	11,591
Series 2010-155, Class BH, 7.00%, 6/16/39	9,970	11,691
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,718
		88,091
Pass-throughs (2.8%):
Government National Mortgage Assoc. 7.49%, 8/15/20-3/15/25	697	807
7.50%, 8/15/21	357	414
7.85%, 1/15/22 (b)	100	116
7.92%, 7/15/23	608	616
8.00%, 7/15/24-10/15/35	4,095	4,136
7.95%, 4/15/25	338	339
8.25%, 4/15/27-9/15/30	629	648
8.60%, 5/15/27	503	502
7.88%, 7/15/27	779	785
7.15%, 10/20/27 (b)	428	491
7.75%, 6/15/30-11/15/38	3,509	3,691
7.09%, 7/15/33	4,929	5,214
8.13%, 6/15/41	1,906	1,914
		19,673
		107,764
Single Family (57.8%):
Collateralized Mortgage Obligations (10.0%):
Government National Mortgage Assoc. Series 1994-7, Class PQ, 6.50%, 10/16/24	307	346
Series 1995-4, Class CQ, 8.00%, 6/20/25	7	8
Series 1997-16, Class PL, 6.50%, 10/20/27	6,800	7,776
Series 1997-2, Class E, 7.50%, 2/20/27	123	139
Series 1997-8, Class PN, 7.50%, 5/16/27	135	152
Series 1998-19, Class ZA, 6.50%, 4/20/28	508	570
Series 1999-1, Class Z, 6.50%, 1/20/29	2,975	3,350
Series 1999-11, Class ZB, 6.50%, 4/20/29	674	755
Series 1999-22, Class Z, 7.00%, 6/20/29	2,721	3,147
Series 1999-25, Class PB, 7.00%, 7/20/29	10,000	11,956
Series 1999-25, Class TB, 7.50%, 7/16/29	3,299	3,838

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series 1999-32, Class ZB, 8.00%, 9/16/29	$5,018	$6,048
Series 1999-41, Class Z, 8.00%, 11/16/29	442	509
Series 1999-44, Class ZC, 8.50%, 12/16/29	1,815	2,190
Series 1999-47, Class Z, 7.50%, 12/20/29	2,810	3,300
Series 1999-9, Class C, 7.00%, 3/16/29	2,124	2,393
Series 2000-1, Class PK, 8.00%, 1/16/30	122	142
Series 2000-19, Class PD, 8.00%, 3/20/30	230	275
Series 2000-20, Class Z, 8.00%, 3/16/30	762	897
Series 2000-21, Class Z, 9.00%, 3/16/30	779	939
Series 2000-27, Class Z, 7.50%, 9/20/30	284	324
Series 2000-29, Class G, 7.50%, 9/20/30	99	116
Series 2000-36, Class HC, 7.33%, 11/20/30	962	1,106
Series 2000-37, Class B, 8.00%, 12/20/30	77	89
Series 2001-10, Class PE, 6.50%, 3/16/31	1,033	1,150
Series 2001-21, Class PE, 6.50%, 5/16/31	825	961
Series 2001-25, Class PE, 7.00%, 5/20/31	2,674	3,021
Series 2001-41, Class PC, 6.50%, 8/20/31	1,355	1,442
Series 2002-32, Class QJ, 6.50%, 5/20/32	8,619	9,833
Series 2002-39, Class PE, 6.50%, 6/20/32	1,457	1,636
Series 2002-40, Class UK, 6.50%, 6/20/32	735	825
Series 2002-47, Class PG, 6.50%, 7/16/32	118	133
Series 2005-72, Class H, 11.50%, 11/16/17	228	253
Series 2005-74, Class HB, 7.50%, 9/16/35	78	88
Series 2005-74, Class HC, 7.50%, 9/16/35	286	323
		70,030
Pass-throughs (47.8%):
Government National Mortgage Assoc. 10.50%, 1/15/14-12/15/21	978	1,074
8.50%, 3/15/15-2/15/32	11,385	13,612
11.00%, 11/15/15-12/15/18	101	110
7.00%, 4/15/16-12/20/38 (b)	50,483	58,435
11.50%, 4/15/16-9/15/20	463	487
9.00%, 7/20/16-6/20/30	4,303	4,990
8.75%, 3/20/17	19	21
9.50%, 7/15/17-11/15/30	3,893	4,595
8.85%, 5/15/18-12/15/18	590	675
7.49%, 11/15/19-9/15/25	7,081	8,125
8.15%, 12/15/19	29	30
8.25%, 4/20/20-1/15/30	133	156
7.95%, 7/20/20	291	334
7.75%, 8/20/20-1/20/21	5,046	5,808
8.38%, 10/15/20	886	1,022
8.00%, 11/15/20-4/15/38	57,239	69,767
7.65%, 10/20/21-7/20/22	266	305
7.29%, 12/20/21-8/20/22	239	273
7.60%, 2/20/22	130	150
7.89%, 10/20/22	799	918
6.50%, 12/15/23-10/20/37 (c)	21,241	23,929
7.50%, 12/15/23-6/15/35	90,832	107,688

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
10.00%, 4/15/25-2/15/26	$24,049	$28,943
6.45%, 11/15/31	4,503	5,096
		336,543
		406,573
Total Government National Mortgage Association (Cost $501,173)		514,337
U.S. Treasury Obligations (27.1%)
U.S. Treasury Bills, 0.17% (d), 9/22/11	14,387	14,382
U.S. Treasury Bonds, 11.25%, 2/15/15	129,335	176,503
Total U.S. Treasury Obligations (Cost $188,769)		190,885
Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	21,409	21
Total Investment Companies (Cost $21)		21
Total Investments (Cost $689,963) — 100.2%		705,243
Liabilities in excess of other assets — (0.2)%		(1,234)
NET ASSETS — 100.0%		$704,009

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/11.

(b)  Security purchased on a when-issued basis.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rate represents the effective yield at purchase.

(e)  Rate disclosed is the daily yield on 4/30/11.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Core Bond Index Fund	Fund for Income
ASSETS:
Investments, at value (Cost $55,526 and $689,963)	$56,332	$705,243
Cash	1,078	50
Interest receivable	437	5,757
Receivable for capital shares issued	3	2,376
Receivable for investments sold	1,946	—
Receivable from Adviser	40	—
Prepaid expenses	22	77
Total Assets	59,858	713,503
LIABILITIES:
Payable for investments purchased	5,896	8,002
Payable for capital shares redeemed	— (a)	948
Accrued expenses and other payables:
Investment advisory fees	22	274
Administration fees	6	59
Custodian fees	2	9
Transfer agent fees	3	24
Trustee fees	— (a)	2
Shareholder servicing fees	12	62
12b-1 fees	—	91
Other accrued expenses	6	23
Total Liabilities	5,947	9,494
NET ASSETS:
Capital	68,846	756,152
Distributions in excess of net investment income	(242)	(8,515)
Accumulated net realized losses from investments	(15,499)	(58,908)
Net unrealized appreciation on investments	806	15,280
Net Assets	$53,911	$704,009
Net Assets
Class A Shares	$52,215	$322,944
Class C Shares	—	90,336
Class R Shares	—	86,173
Class I Shares	1,696	204,556
Total	$53,911	$704,009
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	5,734	28,014
Class C Shares	—	7,875
Class R Shares	—	7,471
Class I Shares	186	17,757
Total	5,920	61,117
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$9.11	$11.53
Class C Shares (c)	—	$11.47
Class R Shares	—	$11.53
Class I Shares	$9.10	$11.52
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.30	$11.77

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios   For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	Core Bond Index Fund	Fund for Income
Investment Income:
Interest income	$1,283	$12,155
Income from securities lending, net	3	—
Total Income	1,286	12,155
Expenses:
Investment advisory fees	250	1,569
Administration fees	65	360
Shareholder servicing fees — Class A Shares	72	528
12b-1 fees — Class C Shares	—	401
12b-1 fees — Class R Shares	—	107
Custodian fees	13	60
Transfer agent fees	9	60
Transfer agent fees — Class A Shares	4	38
Transfer agent fees — Class C Shares	—	7
Transfer agent fees — Class R Shares	—	14
Transfer agent fees — Class I Shares (a)	2	—
Trustees' fees	6	33
Chief Compliance Officer fees	1	4
Legal and audit fees	9	52
State registration and filing fees	15	44
Other expenses	10	49
Total Expenses	456	3,326
Expenses waived/reimbursed by Adviser	(199)	—
Net Expenses	257	3,326
Net Investment Income	1,029	8,829
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(9,925)	2,027
Net realized gains from redemptions in-kind	750	—
Net change in unrealized appreciation/depreciation on investments	7,416	(8,380)
Net realized/unrealized gains (losses) from investments	(1,759)	(6,353)
Change in net assets resulting from operations	$(730)	$2,476

(a)  Class I Shares of Fund for Income commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Index Fund		Fund for Income
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,029	$5,997	$8,829	$13,091
Net realized gains (losses) from investment transactions	(9,925)	5,702	2,027	5,091
Net realized gains from redemptions in-kind	750	—	—	—
Net change in unrealized appreciation/depreciation on investments	7,416	459	(8,380)	14,876
Net increase from payment by the sub-administrator (note 4)	—	122	—	121
Change in net assets resulting from operations	(730)	12,280	2,476	33,179
Distributions to Shareholders:
From net investment income:
Class A Shares	(735)	(4,102)	(11,878)	(18,281)
Class C Shares	—	—	(2,019)	(1,572)
Class R Shares	—	—	(2,386)	(4,796)
Class I Shares (a)	(552)	(3,137)	(1,991)	—
Change in net assets resulting from distributions to shareholders	(1,287)	(7,239)	(18,274)	(24,649)
Change in net assets from capital transactions	(92,695)	(16,035)	120,458	230,027
Change in net assets	(94,712)	(10,994)	104,660	238,557
Net Assets:
Beginning of period	148,623	159,617	599,349	360,792
End of period	$53,911	$148,623	$704,009	$599,349
Accumulated undistributed (distributions in excess of) net investment income	$(242)	$16	$(8,515)	$930

(a)  Class I Shares of Fund for Income commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Index Fund		Fund for Income
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,471	$3,745	$191,208	$291,563
Dividends reinvested	707	3,999	9,623	16,356
Cost of shares redeemed	(30,937)	(25,439)	(310,705)	(136,031)
Total Class A Shares	$(28,759)	$(17,695)	$(109,874)	$171,888
Class C Shares
Proceeds from shares issued	—	—	$32,170	$52,082
Dividends reinvested	—	—	1,207	941
Cost of shares redeemed	—	—	(7,024)	(2,807)
Total Class C Shares	—	—	$26,353	$50,216
Class R Shares
Proceeds from shares issued	—	—	$16,295	$28,426
Dividends reinvested	—	—	1,646	3,451
Cost of shares redeemed	—	—	(18,864)	(23,954)
Total Class R Shares	—	—	$(923)	$7,923
Class I Shares (a)
Proceeds from shares issued	$3,084	$8,292	$213,118	—
Dividends reinvested	552	3,137	1,988	—
Cost of shares redeemed	(67,572)	(9,769)	(10,204)	—
Total Class I Shares	$(63,936)	$1,660	$204,902	—
Change in net assets from capital transactions	$(92,695)	$(16,035)	$120,458	$230,027
Share Transactions:
Class A Shares
Issued	162	414	16,459	25,013
Reinvested	78	443	832	1,408
Redeemed	(3,403)	(2,805)	(26,890)	(11,695)
Total Class A Shares	(3,163)	(1,948)	(9,599)	14,726
Class C Shares
Issued	—	—	2,779	4,481
Reinvested	—	—	105	81
Redeemed	—	—	(610)	(242)
Total Class C Shares	—	—	2,274	4,320
Class R Shares
Issued	—	—	1,405	2,439
Reinvested	—	—	142	297
Redeemed	—	—	(1,624)	(2,061)
Total Class R Shares	—	—	(77)	675
Class I Shares (a)
Issued	339	915	18,470	—
Reinvested	61	347	173	—
Redeemed	(7,466)	(1,078)	(886)	—
Total Class I Shares	(7,066)	184	17,757	—
Change in Shares	(10,229)	(1,764)	10,355	19,721

(a)  Class I Shares of Fund for Income commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Index Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$9.21	$8.91		$8.27		$9.41	$9.44		$9.45
Investment Activities:
Net investment income	0.09	0.34		0.45		0.45	0.45		0.42
Net realized and unrealized gains (losses) on investments	(0.07)	0.37		0.67		(1.11)	(0.03)		0.02
Total from Investment Activities	0.02	0.71		1.12		(0.66)	0.42		0.44
Distributions:
Net investment income	(0.12)	(0.41)		(0.48)		(0.48)	(0.45)		(0.45)
Total Distributions	(0.12)	(0.41)		(0.48)		(0.48)	(0.45)		(0.45)
Net Asset Value, End of Period	$9.11	$9.21		$8.91		$8.27	$9.41		$9.44
Total Return (excludes sales charge) (a)	0.23%	8.18	%(b)	14.02%		(7.34)%	4.62	%(c)	4.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$52,215	$81,900		$96,661		$70,689	$97,931		$156,993
Ratio of net expenses to average net assets (d)	0.66%	0.87%		0.80%		0.80%	0.80%		0.82%
Ratio of net investment income to average net assets (d)	1.97%	3.75%		5.21%		4.85%	4.85%		4.50%
Ratio of gross expenses to average net assets (d) (e)	1.02%	0.96%		0.80%		0.80%	0.80%		0.82%
Ratio of net investment income to average net assets (d) (e)	1.61%	3.66%		5.21%		4.85%	4.85%		4.50%
Portfolio turnover (a) (f)	134%	565%		523	%(g)	333%	318%		341%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.08% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Core Bond Index Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.20	$8.91		$8.26		$9.40	$9.33
Investment Activities:
Net investment income	0.10 (b)	0.37		0.47		0.47	0.08
Net realized and unrealized gains (losses) on investments	(0.06)	0.36		0.68		(1.11)	0.06
Total from Investment Activities	0.04	0.73		1.15		(0.64)	0.14
Distributions:
Net investment income	(0.14)	(0.44)		(0.50)		(0.50)	(0.07)
Total Distributions	(0.14)	(0.44)		(0.50)		(0.50)	(0.07)
Net Asset Value, End of Period	$9.10	$9.20		$8.91		$8.26	$9.40
Total Return (c)	0.41%	8.39	%(d)	14.44%		(7.11)%	1.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,696	$66,723		$62,956		$58,123	$67,211
Ratio of net expenses to average net assets (e)	0.32%	0.55%		0.55%		0.55%	0.55%
Ratio of net investment income to average net assets (e)	2.21%	4.04%		5.57%		5.10%	4.93%
Ratio of gross expenses to average net assets (e) (f)	0.77%	0.71%		0.72%		0.72%	0.71%
Ratio of net investment income to average net assets (e) (f)	1.76%	3.88%		5.40%		4.93%	4.77%
Portfolio turnover (c) (g)	134%	565%		523	%(h)	333%	318%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.08% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.81	$11.62		$11.25	$11.52	$11.64		$11.91
Investment Activities:
Net investment income	0.16 (a)	0.44		0.48	0.47	0.61		0.53
Net realized and unrealized gains (losses) on investments	(0.12)	0.42		0.58	(0.04)	—	(b)	(0.09)
Total from Investment Activities	0.04	0.86		1.06	0.43	0.61		0.44
Distributions:
Net investment income	(0.32)	(0.67)		(0.69)	(0.70)	(0.73)		(0.71)
Total Distributions	(0.32)	(0.67)		(0.69)	(0.70)	(0.73)		(0.71)
Net Asset Value, End of Period	$11.53	$11.81		$11.62	$11.25	$11.52		$11.64
Total Return (excludes sales charge) (c)	0.38%	7.66	%(d)	9.61%	3.73%	5.43	%(e)	3.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$322,944	$444,257		$266,008	$203,767	$172,233		$162,863
Ratio of net expenses to average net assets (f)	0.95%	0.97%		0.96%	0.95%	0.98%		1.01%
Ratio of net investment income to average net assets (f)	2.75%	3.11%		4.02%	3.88%	5.24%		4.56%
Portfolio turnover (c) (g)	24%	49%		55%	38%	75%		30%

(a)  Calculated using average shares for the period.

(b)  Rounds to less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(e)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.76	$11.59		$11.22	$11.49	$11.61		$11.88
Investment Activities:
Net investment income	0.12	0.42		0.38	0.35	0.50		0.44
Net realized and unrealized gains (losses) on investments	(0.13)	0.34		0.58	(0.03)	0.02		(0.09)
Total from Investment Activities	(0.01)	0.76		0.96	0.32	0.52		0.35
Distributions:
Net investment income	(0.28)	(0.59)		(0.59)	(0.59)	(0.64)		(0.62)
Total Distributions	(0.28)	(0.59)		(0.59)	(0.59)	(0.64)		(0.62)
Net Asset Value, End of Period	$11.47	$11.76		$11.59	$11.22	$11.49		$11.61
Total Return (excludes contingent deferred sales charge) (a)	(0.04)%	6.77	%(b)	8.73%	2.82%	4.57	%(c)	3.03%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$90,336	$65,869		$14,850	$11,243	$12,790		$17,038
Ratio of net expenses to average net assets (d)	1.70%	1.76%		1.81%	1.82%	1.81%		1.77%
Ratio of net investment income to average net assets (d)	2.02%	2.24%		3.17%	3.04%	4.40%		3.81%
Ratio of gross expenses to average net assets (d) (e)	1.70%	1.76%		1.81%	1.85%	1.81%		1.87%
Ratio of net investment income to average net assets (d) (e)	2.02%	2.24%		3.17%	3.01%	4.40%		3.71%
Portfolio turnover (a) (f)	24%	49%		55%	38%	75%		30%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.82	$11.63		$11.25	$11.53	$11.64		$11.91
Investment Activities:
Net investment income	0.16	0.38		0.46	0.43	0.60		0.52
Net realized and unrealized gains (losses) on investments	(0.13)	0.48		0.60	(0.02)	0.02		(0.09)
Total from Investment Activities	0.03	0.86		1.06	0.41	0.62		0.43
Distributions:
Net investment income	(0.32)	(0.67)		(0.68)	(0.69)	(0.73)		(0.70)
Total Distributions	(0.32)	(0.67)		(0.68)	(0.69)	(0.73)		(0.70)
Net Asset Value, End of Period	$11.53	$11.82		$11.63	$11.25	$11.53		$11.64
Total Return (a)	0.29%	7.64	%(b)	9.65%	3.57%	5.54	%(c)	3.75%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$86,173	$89,223		$79,934	$81,191	$97,572		$120,704
Ratio of net expenses to average net assets (d)	0.97%	0.98%		1.00%	1.00%	0.96%		1.07%
Ratio of net investment income to average net assets (d)	2.75%	3.14%		3.97%	3.85%	5.26%		4.51%
Portfolio turnover (a) (e)	24%	49%		55%	38%	75%		30%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

Fund for Income
Class I Shares
Period Ended April 30, 2011(a)
(Unaudited)
Net Asset Value, Beginning of Period	$11.54
Investment Activities:
Net investment income	0.06
Net realized and unrealized gains on investments	0.03
Total from Investment Activities	0.09
Distributions:
Net investment income	(0.11)
Total Distributions	(0.11)
Net Asset Value, End of Period	$11.52
Total Return (b)	0.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$204,556
Ratio of net expenses to average net assets (c)	0.66%
Ratio of net investment income to average net assets (c)	3.17%
Portfolio turnover (b) (d)	24%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (87.5%)
Alabama (2.5%):
Alabama State Board of Education Revenue, Southern University Community College, 3.30%, 7/1/16, Insured by Assured Guaranty	$400	$415
Alabama State University Revenue, 4.00%, 9/1/19, Insured by Assured Guaranty	730	766
Jacksonville State University Revenue 3.00%, 12/1/14, Insured by Assured Guaranty	650	674
4.00%, 12/1/15, Insured by Assured Guaranty	450	482
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	1,005	1,095
		3,432
Alaska (2.0%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Series A, 4.50%, 4/1/15, AGM	2,000	2,116
Series A, 5.13%, 4/1/19, AGM	500	538
		2,654
Arizona (6.1%):
Arizona State Certificates Series A, 4.00%, 10/1/19, AGM	900	914
Series B, 3.00%, 10/1/18, AGM	2,435	2,339
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11	270	271
4.00%, 7/1/12	540	556
4.50%, 7/1/15	200	216
Goodyear Water & Sewer Revenue, 5.50%, 7/1/41, Callable 7/1/21 @ 100, AGM	950	942
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	565
Pima County Metropolitan Domestic Water Improvement District Water Revenue, 3.00%, 1/1/16, AGM	1,665	1,739
Yavapai County Community College District Revenue, 4.25%, 7/1/21, AGM	770	780
		8,322
California (11.4%):
Atwater Public Financing Authority Wastewater Revenue, 5.63%, 5/1/31, Callable 5/1/19 @ 102, AGM (a)	625	609
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,095
California Community College Financing Authority Lease Revenue, Shasta-Tehama Trinity, Series A, 5.38%, 5/1/34, Callable 5/1/19 @ 100, Insured by Assured Guaranty	425	425
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM	400	387
Corona-Norco Unified School District Certificates, Series A, 4.50%, 4/15/31, Callable 4/15/20 @ 100, AGM	1,245	1,106
Glendora Unified School District, Series B, GO, 5.13%, 8/1/31, Callable 8/1/19 @ 100, Insured by Assured Guaranty	200	204

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Gold Oak Unified School District Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	$255	$270
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	623
Lake Elsinore Unified School District Certificates, School Facilities Project, 5.00%, 6/1/35, Callable 6/1/20 @ 100, AGM	1,555	1,442
Lucia Mar Unified School District Certificates, Series A, 5.75%, 5/1/33, Callable 5/1/19 @ 100, AGM	300	299
Pittsburgh Unified School District Certificates, 2001 Financing Project 4.00%, 6/1/16, AGM	725	764
5.00%, 6/1/30, Callable 6/1/18 @ 100, AGM	1,500	1,450
Stanton Redevelopment Agency Tax Allocation, Consolidated Redevelopment Project, Series A, 4.63%, 12/1/35, Callable 12/1/20 @ 100, AGM	500	434
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,306
Victor Elementary School District Series A, GO, 4.00%, 8/1/17, AGM	500	532
Series A, GO, 4.00%, 8/1/18, AGM	500	526
Series A, GO, 5.13%, 8/1/34, AGM	1,500	1,505
Western Placer University School Certificates, 2009 Refinancing Project, 5.25%, 8/1/30, Callable 8/1/19 @ 100, AGM	2,510	2,442
		15,419
Colorado (0.6%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	352
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	530
		882
Connecticut (1.7%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,247
Florida (10.9%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20 (b)	10,000	11,561
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/1/35, Callable 7/1/20 @ 100, Insured by Assured Guaranty	500	483
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,178
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,589
		14,811
Georgia (6.0%):
Forsyth County School District, GO, 5.00%, 2/1/16, AGM	1,000	1,155
Georgia State, Series E, GO, 5.00%, 7/1/16	5,000	5,862
Spalding County, GO, 4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,088
		8,105
Hawaii (3.6%):
Hawaii State, Series CY, GO, 5.75%, 2/1/15, AGM	4,150	4,807
Illinois (6.3%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, AGM	1,000	1,048
Illinois State, GO, 5.00%, 1/1/16, AGM	5,000	5,370

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, AGM	$2,000	$2,063
		8,481
Indiana (1.5%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage 4.50%, 1/15/17, AGM/State Aid Withholding	250	277
4.50%, 7/15/17, AGM/State Aid Withholding	250	277
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,524
		2,078
Kansas (1.4%):
Junction City, Series DW, GO, 3.00%, 9/1/17, AGM	180	185
Wichita Hospital Revenue, VIA Christi Health System, Inc.
3.00%, 11/15/11	500	506
4.00%, 11/15/12	650	675
4.00%, 11/15/18	500	508
		1,874
Michigan (1.5%):
Ferris State University Revenue, 4.75%, 10/1/24, Callable 10/1/18 @ 100, Insured by Assured Guaranty	715	726
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF (a)	1,250	1,259
		1,985
Minnesota (1.4%):
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems Revenue, Children's Health Care, Series B, 4.00%, 8/15/16, AGM	250	266
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	1,150	1,219
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	363
		1,848
Missouri (0.2%):
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	259
Nevada (1.3%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,800
New Jersey (2.3%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	511
New Jersey Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., 6.00%, 7/1/41, Callable 7/1/21 @ 100 (a)	250	247
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,330
State Educational Facilities Authority Revenue, Kean University, Series A, 5.50%, 9/1/36, Callable 9/1/19 @ 100, AGC-ICC	950	979
		3,067

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York (3.1%):
Amherst Development Corp. Student Housing Facility Revenue, Series A, 3.25%, 10/1/17, AGM	$100	$100
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	1,000	1,041
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	250	239
State Dormitory Authority Revenues, Personal Income Tax Series B, 3.25%, 2/15/17	1,335	1,418
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,371
		4,169
North Carolina (2.2%):
North Carolina State, Series B, GO, 5.00%, 6/1/19	2,500	2,963
Ohio (0.8%):
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,000
University of Toledo Revenue, Series A, 3.00%, 6/1/14	100	103
		1,103
Pennsylvania (5.0%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	520
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	524
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,150
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,140
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	114
State Turnpike Commission Revenue, Series B, 5.00%, 6/1/29, Callable 6/1/19 @ 100, AGM	540	548
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,772
		6,768
Texas (12.4%):
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	947
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,671
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD (a)	1,275	1,496
Humble Independent School District, GO, 3.40%, 6/15/17, PSF-GTD	650	704
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD (a)	765	789
Katy Independent School District, Series A, GO, 4.00%, 2/15/16, PSF-GTD	500	558
Laredo Community College District Revenue 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	732
5.25%, 8/1/35, Callable 8/1/20 @ 100, AGM	125	124

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Laredo Independent School District GO, 3.00%, 8/1/15, PSF-GTD (a)	$875	$930
GO, 3.00%, 8/1/16, PSF-GTD (a)	700	744
North Fort Bend Water Authority System Revenue, 5.00%, 12/15/24, Callable 12/15/19 @ 100, Insured by Assured Guaranty	4,250	4,491
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,595
		16,781
Washington (3.3%):
Washington State Series D, GO, 5.00%, 1/1/15, AGM	3,000	3,389
Series R-A, GO, 5.00%, 1/1/15, AMBAC	1,000	1,129
		4,518
Total Municipal Bonds (Cost $115,252)		118,373
Investment Companies (11.0%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.20% (c)	1,000,000	1,000
Fidelity Institutional Tax Exempt Fund, 0.06% (c)	13,883,733	13,884
Total Investment Companies (Cost $14,884)		14,884
Total Investments (Cost $130,136) — 98.5%		133,257
Other assets in excess of liabilities — 1.5%		2,071
NET ASSETS — 100.0%		$135,328

(a)  Security purchased on a when-issued basis.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/11.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Insured by Assured Guaranty Municipal Corporation

AMBAC — Insured by American Municipal Bond Assurance Corporation

FGIC — Insured by Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Insured by National Reinsurance Corp.

PSF-GTD — Permanent School Fund Guaranteed

Q-SBLF — Qualified-School Bond Loan Fund

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (90.1%)
General Obligations (43.8%):
County, City & Special District (8.5%):
Cincinnati Series A, 3.00%, 12/1/17	$105	$109
Series A, 4.50%, 12/1/29, Callable 6/1/19 @ 100	115	117
Cleveland, 5.75%, 8/1/12, MBIA	875	929
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	533
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,196
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	822
Summit County Series R, 5.50%, 12/1/13, FGIC	250	279
Series R, 5.50%, 12/1/16, FGIC	535	632
Series R, 5.50%, 12/1/17, FGIC	930	1,098
Series R, 5.50%, 12/1/18, FGIC	1,095	1,296
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,435
Warren County Special Assessment, 6.55%, 12/1/14	375	413
		8,859
Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	672
Public Improvements (4.6%):
Richland County, Correctional Facilities Improvement 5.00%, 12/1/16, Insured by Assured Guaranty	185	209
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	384
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	528
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,299
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	430
		4,850
Schools & Educational Services (29.3%):
Chillicothe City School District 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,312
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,426
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,824
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	970
Elida Local School District, School Facilities & Construction 3.50%, 12/1/15, AGM	955	1,021
3.75%, 12/1/17, AGM	1,245	1,326
4.75% (a), 12/1/21, AGM	1,455	943
4.95% (a), 12/1/23, AGM	1,455	833
Fairfield City School District, 7.45%, 12/1/14, FGIC	800	892
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	725
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,637
Lima City School District, 6.00%, 12/1/22, AMBAC (b)	30	31
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,327

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	$605	$638
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	362
Minerva Local School District, 5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,367
Ohio Schools Series A, 4.00%, 9/15/18	3,000	3,301
Series C, 5.00%, 9/15/19	1,500	1,746
5.00%, 6/15/22 (b)	1,000	1,052
Sidney City School District, 4.70%, 12/1/11, FGIC	200	205
Springboro Community City School District, 5.25%, 12/1/26, AGM	4,190	4,608
Sylvania City School District, School Improvement, 4.00% (a), 12/1/17, Insured by Assured Guaranty	1,040	842
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,330
		30,718
Utilities (Sewers, Telephone, Electric) (0.8%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	195	213
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	612
		825
		45,924
Revenue Bonds (46.3%):
Hospitals, Nursing Homes & Health Care (17.5%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A, 5.00%, 1/1/14	430	450
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series A, 4.75%, 6/1/35, Callable 6/1/15 @ 100	1,290	1,080
Series A, 5.00%, 6/1/38, Callable 6/1/20 @ 100	4,340	3,742
Series B, 4.13%, 9/1/20	1,200	1,206
Series B, 4.75%, 9/1/27 (b)	2,745	2,619
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,398
Franklin County Hospital Revenue, The Children's Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,441
Franklin County Revenue, Trinity Health Credit Group, Series C, 4.50%, 12/1/37 (b)	2,500	2,077
Lorain County, Hospital Facilities Revenue, Catholic Healthcare Partners, 5.00%, 2/1/29, Callable 5/13/18 @ 101, Insured by Assured Guaranty	1,000	972
Lorain County, Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, AGM	250	236
Lucas County Hospital Revenue, ProMedica Healthcare, Series A, 6.00%, 11/15/41 (b)	720	727
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	1,980	1,894
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	508
		18,350

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Housing (2.9%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	$3,000	$3,051
Public Improvements (1.6%):
Cleveland Airport System Revenue, Series C, 4.00%, 1/1/15, Insured by Assured Guaranty	1,000	1,029
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	618
		1,647
Schools & Educational Services (21.7%):
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	681
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnatti, 5.00%, 6/1/30, AGM (b)	1,510	1,527
State Higher Educational Facility Commission Revenue, University of Dayton Project, Series A, 5.00%, 12/1/15	600	664
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	421
5.00%, 11/15/13	250	270
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	443
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	351
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	661
State University General Receipts, Series A, 3.00%, 12/1/17	5,000	5,190
University of Akron General Receipts Series A, 5.00%, 1/1/19, AGM	1,000	1,104
Series A, 5.00%, 1/1/20, AGM	3,380	3,690
University of Toledo General Receipts Bonds 4.00%, 6/1/20	200	203
Series A, 3.25%, 6/1/11, Insured by Assured Guaranty	275	276
Series A, 3.50%, 6/1/16	2,260	2,350
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	787
Youngstown State University General Receipts 4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,256
4.00%, 12/15/16, Insured by Assured Guaranty	500	539
4.13%, 12/15/17, Insured by Assured Guaranty	435	465
4.38%, 12/15/18, Insured by Assured Guaranty	685	735
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,050
		22,663
Utilities — Water (2.6%):
Mahoning Valley Sanitary District Water Revenue, 2.00%, 12/1/13, Insured by Assured Guaranty	1,545	1,583
Warren County Waterworks Revenue, Warren County Water District 5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	688
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	454
		2,725
		48,436
Total Municipal Bonds (Cost $91,623)		94,360

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (7.6%)
Touchstone Ohio Money Market Fund (c), 0.01%	7,915,112	$7,915
Total Investment Companies (Cost $7,915)		7,915
Total Investments (Cost $99,538) — 97.7%		102,275
Other assets in excess of liabilities — 2.3%		2,374
NET ASSETS — 100.0%		$104,649

(a)  Rate represents the effective yield at purchase.

(b)  Continuously callable with 30 days notice.

(c)  Rate disclosed is the daily yield on 4/30/11.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Insured by Assured Guaranty Municipal Corporation

AMBAC — Insured by American Municipal Bond Assurance Corporation

FGIC — Insured by Financial Guaranty Insurance Company

MBIA — Insured by Municipal Bond Insurance Association

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $130,136 and $99,538)	$133,257	$102,275
Cash	50	50
Interest and dividends receivable	1,543	1,497
Receivable for capital shares issued	115	—
Receivable for investments sold	7,600	1,047
Receivable from Adviser	11	—
Prepaid expenses	23	12
Total Assets	142,599	104,881
LIABILITIES:
Payable for investments purchased	7,000	—
Payable for capital shares redeemed	153	142
Accrued expenses and other payables:
Investment advisory fees	60	47
Administration fees	11	8
Custodian fees	2	1
Transfer agent fees	8	5
Trustee fees	1	— (a)
Shareholder servicing fees	27	23
Other accrued expenses	9	6
Total Liabilities	7,271	232
NET ASSETS:
Capital	132,015	101,833
Accumulated undistributed net investment income	94	93
Accumulated net realized gains (losses) from investments	98	(14)
Net unrealized appreciation on investments	3,121	2,737
Net Assets	$135,328	$104,649
Net Assets
Class A Shares	$135,328	$104,649
Total	$135,328	$104,649
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	12,298	9,181
Total	12,298	9,181
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.00	$11.40
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.22	$11.63

(a) Rounds to less than $1.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$2,387	$2,246
Dividend income	6	— (a)
Total Income	2,393	2,246
Expenses:
Investment advisory fees	366	303
Administration fees	75	63
Shareholder servicing fees — Class A Shares	166	138
Custodian fees	10	8
Transfer agent fees	28	19
Trustees' fees	7	6
Chief Compliance Officer fees	1	1
Legal and audit fees	11	9
State registration and filing fees	12	9
Other expenses	15	9
Total Expenses	691	565
Expenses waived/reimbursed by Adviser	(34)	—
Net Expenses	657	565
Net Investment Income	1,736	1,681
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	78	(18)
Net change in unrealized appreciation/depreciation on investments	(3,957)	(4,529)
Net realized/unrealized gains (losses) from investments	(3,879)	(4,547)
Change in net assets resulting from operations	$(2,143)	$(2,866)

(a) Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,736	$3,606	$1,681	$3,734
Net realized gains (losses) from investment transactions	78	2,429	(18)	1,465
Net change in unrealized appreciation/depreciation on investments	(3,957)	2,570	(4,529)	2,087
Net increase from payment by the sub-administrator (note 4)	—	29	—	79
Change in net assets resulting from operations	(2,143)	8,634	(2,866)	7,365
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,752)	(3,622)	(1,686)	(3,827)
From net realized gains:
Class A Shares	(2,429)	(1,765)	(1,466)	(2,264)
Change in net assets resulting from distributions to shareholders	(4,181)	(5,387)	(3,152)	(6,091)
Change in net assets from capital transactions	(1,327)	28,638	(10,375)	1,173
Change in net assets	(7,651)	31,885	(16,393)	2,447
Net Assets:
Beginning of period	142,979	111,094	121,042	118,595
End of period	$135,328	$142,979	$104,649	$121,042
Accumulated undistributed net investment income	$94	$110	$93	$98
Capital Transactions:
Class A Shares
Proceeds from shares issued	$35,154	$69,306	$5,658	$14,969
Dividends reinvested	3,464	4,507	2,594	5,073
Cost of shares redeemed	(39,945)	(45,175)	(18,627)	(18,869)
Change in net assets from capital transactions	$(1,327)	$28,638	$(10,375)	$1,173
Share Transactions:
Class A Shares
Issued	3,229	6,130	497	1,259
Reinvested	318	400	228	430
Redeemed	(3,657)	(3,992)	(1,633)	(1,585)
Change in Shares	(110)	2,538	(908)	104

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$11.52	$11.26		$10.35	$10.77	$10.89		$10.78
Investment Activities:
Net investment income	0.14	0.31		0.33	0.36	0.37		0.35
Net realized and unrealized gains (losses) on investments	(0.31)	0.43		0.91	(0.42)	(0.08)		0.17
Total from Investment Activities	(0.17)	0.74		1.24	(0.06)	0.29		0.52
Distributions:
Net investment income	(0.14)	(0.31)		(0.33)	(0.36)	(0.37)		(0.35)
Net realized gains from investments	(0.21)	(0.17)		—	—	(0.04)		(0.06)
Total Distributions	(0.35)	(0.48)		(0.33)	(0.36)	(0.41)		(0.41)
Net Asset Value, End of Period	$11.00	$11.52		$11.26	$10.35	$10.77		$10.89
Total Return (excludes sales charge) (a)	(1.42)%	6.75	%(b)	12.16%	(0.65)%	2.73	%(c)	5.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$135,328	$142,979		$111,094	$69,015	$70,612		$68,348
Ratio of net expenses to average net assets (d)	0.99%	0.99%		1.00%	1.00%	1.00%		1.01%
Ratio of net investment income to average net assets (d)	2.61%	2.75%		3.06%	3.31%	3.39%		3.27%
Ratio of gross expenses to average net assets (d) (e)	1.04%	1.05%		1.03%	1.05%	1.04%		1.15%
Ratio of net investment income to average net assets (d) (e)	2.56%	2.69%		3.03%	3.26%	3.35%		3.13%
Portfolio turnover (a)	62%	74%		114%	230%	138%		113%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007		Year Ended October 31, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$12.00	$11.88		$11.18	$11.56	$11.69		$11.74
Investment Activities:
Net investment income	0.18	0.37		0.39	0.41	0.42		0.40
Net realized and unrealized gains (losses) on investments	(0.46)	0.36		0.70	(0.38)	(0.11)		0.09
Total from Investment Activities	(0.28)	0.73		1.09	0.03	0.31		0.49
Distributions:
Net investment income	(0.17)	(0.38)		(0.39)	(0.41)	(0.41)		(0.40)
Net realized gains from investments	(0.15)	(0.23)		—	—	(0.03)		(0.14)
Total Distributions	(0.32)	(0.61)		(0.39)	(0.41)	(0.44)		(0.54)
Net Asset Value, End of Period	$11.40	$12.00		$11.88	$11.18	$11.56		$11.69
Total Return (excludes sales charge) (a)	(2.27)%	6.29	%(b)	9.86%	0.17%	2.77	%(c)	4.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$104,649	$121,042		$118,595	$107,763	$111,055		$112,302
Ratio of net expenses to average net assets (d)	1.03%	1.01%		1.01%	1.01%	0.99%		1.06%
Ratio of net investment income to average net assets (d)	3.05%	3.09%		3.32%	3.49%	3.58%		3.45%
Portfolio turnover (a)	21%	53%		53%	86%	63%		56%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.06% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.0%)
Australia (1.0%):
Mining (1.0%):
Rio Tinto Ltd.	8,836	$799
Austria (0.9%):
Banks (0.9%):
Erste Group Bank AG	13,533	684
Belgium (2.2%):
Beverages (1.0%):
Anheuser-Busch InBev NV	12,580	803
Wire & Cable Products (1.2%):
Bekaert NV	7,276	911
		1,714
Bermuda (0.7%):
Financial Services (0.7%):
Credicorp Ltd.	5,891	569
Brazil (4.3%):
Banks (1.3%):
Banco do Estado do Rio Grande do Sul SA	41,000	487
Itau Unibanco Holding SA, Preferred ADR	21,048	500
		987
Financial Services (0.6%):
CETIP SA	30,895	508
Minerals (1.0%):
Vale SA, Sponsored ADR	22,541	753
Oil & Gas Exploration — Production & Services (0.6%):
Petroleo Brasileiro SA, Sponsored ADR	13,168	492
Power (0.8%):
AES Tiete SA, Preferred	35,500	586
		3,326
Canada (0.5%):
Metals (0.5%):
Labrador Iron Ore Royalty Corp.	4,709	370
Cayman Islands (2.3%):
Health Care (1.6%):
Hengan International Group Co. Ltd.	36,000	282
Herbalife Ltd.	10,394	933
		1,215
Oil & Gas Exploration — Production & Services (0.7%):
Eurasia Drilling Co. Ltd., GDR	16,743	566
		1,781

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
China (2.4%):
Auto Parts & Equipment (1.2%):
Dongfeng Motor Group Co. Ltd., Class H	194,000	$304
Weichai Power Co. Ltd., Class H	87,000	597
		901
Banks (0.9%):
China Construction Bank Corp., Class H	725,027	687
Pharmaceuticals (0.3%):
Sinopharm Medicine Holding Co. Ltd., Class H	76,800	266
		1,854
Colombia (0.6%):
Banks (0.6%):
Bancolombia SA, Sponsored ADR	7,030	466
Denmark (3.8%):
Beverages (1.5%):
Carlsberg A/S, Class B	9,800	1,164
Pharmaceuticals (2.3%):
Novo Nordisk A/S, Class B	13,971	1,771
		2,935
Finland (2.4%):
Insurance (0.7%):
Sampo Oyj	16,859	567
Machine — Diversified (1.0%):
Metso Corp.	12,629	774
Manufacturing — Diversified (0.7%):
Wartsila Oyj	12,994	511
		1,852
France (4.7%):
Automotive Parts (1.1%):
Valeo SA (b)	13,280	846
Banks (1.2%):
BNP Paribas	11,356	899
Insurance (1.3%):
AXA SA	46,780	1,050
Rubber & Rubber Products (1.1%):
Cie Generale des Etablissements Michelin, Class B	8,228	824
		3,619
Germany (5.8%):
Aerospace/Defense (0.5%):
MTU Aero Engines Holding AG (b)	4,956	380

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Automotive (1.5%):
Bayerische Motoren Werke AG	8,146	$766
Daimler AG	4,969	382
		1,148
Chemicals (2.1%):
BASF SE (b)	10,196	1,045
Lanxess AG	6,509	596
		1,641
Insurance (1.7%):
Allianz SE	8,321	1,309
		4,478
Hong Kong (2.4%):
Banks (0.5%):
China CITIC Bank Corp. Ltd., Class H	493,000	353
Insurance (1.0%):
AIA Group Ltd. (b)	221,400	745
Oil & Gas Exploration — Production & Services (0.9%):
CNOOC Ltd.	287,000	715
		1,813
India (0.8%):
Banks (0.8%):
Punjab National Bank Ltd.	22,135	595
Indonesia (0.8%):
Banks (0.8%):
PT Bank Rakyat	805,500	610
Japan (13.7%):
Auto Manufacturers (0.7%):
Daihatsu Motor Co. Ltd.	34,000	550
Auto Parts & Equipment (1.0%):
Takata Corp.	17,900	542
USS Co. Ltd.	2,900	223
		765
Automotive (0.2%):
Nissan Motor Co. Ltd.	18,100	175
Banks (0.4%):
Sumitomo Mitsui Financial Group, Inc.	9,400	291
Building Materials (0.6%):
Asahi Glass Co. Ltd.	39,000	496
Computers (0.5%):
Otsuka Corp.	6,400	403

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Electrical Components & Equipment (1.7%):
Brother Industries Ltd.	21,400	$328
Makita Corp.	11,500	529
Mitsubishi Electric Corp.	42,000	468
		1,325
Electrical Equipment (0.5%):
Hitachi Ltd.	64,000	349
Electronics (0.6%):
Nippon Electric Glass Co. Ltd.	31,000	471
General (0.8%):
ITOCHU Corp.	57,600	601
Leisure Time (0.4%):
Sega Sammy Holdings, Inc.	18,100	318
Machinery — Construction & Mining (1.5%):
Komatsu Ltd.	33,800	1,193
Machinery — Diversified (0.5%):
The Japan Steel Works Ltd.	47,000	382
Manufacturing — Diversified (1.2%):
Mitsubishi Corp.	33,200	897
Office Equipment & Supplies (1.2%):
CANON, Inc.	19,200	906
Pharmaceuticals (0.8%):
Miraca Holdings, Inc.	15,700	597
Real Estate Services (0.6%):
Daito Trust Construction Co. Ltd.	5,600	450
Retail (0.5%):
Shimamura Co. Ltd.	4,400	414
		10,583
Jersey (0.5%):
Oilfield Services & Equipment (0.5%):
Petrofac Ltd.	14,556	367
Luxembourg (1.8%):
Oilfield Services & Equipment (0.8%):
Acergy SA	23,901	631
Telecommunications — Cellular (1.0%):
Millicom International Cellular SA	7,220	782
		1,413
Mexico (1.3%):
Banks (0.5%):
Compartamos SAB de CV (b)	209,300	390
Metals (0.8%):
Grupo Mexico SAB de CV, Series B	182,200	631
		1,021

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Netherlands (2.3%):
Chemicals (1.4%):
LyondellBasell Industries NV, Class A (b)	23,441	$1,043
Minerals (0.4%):
New World Resources NV, Class A	17,865	304
Semiconductors (0.5%):
STMicroelectronics NV	34,074	403
		1,750
Poland (1.1%):
Metals (1.1%):
KGHM Polska Miedz SA	11,855	875
Russian Federation (0.4%):
Telecommunications (0.4%):
Mobile TeleSystems, Sponsored ADR	14,800	313
Singapore (1.3%):
Manufacturing — Diversified (0.6%):
Keppel Corp. Ltd.	48,400	472
Shipbuilding (0.7%):
SembCorp Marine Ltd.	109,000	505
		977
Spain (2.8%):
Banks (1.7%):
Banco Santander SA	105,274	1,330
Telecommunications (1.1%):
Telefonica SA	30,262	814
		2,144
Sweden (4.1%):
Engineering (1.0%):
NCC AB, B Shares	28,620	765
Machinery — Construction & Mining (1.2%):
Atlas Copco AB, A Shares	30,200	889
Pharmaceuticals (1.0%):
Meda AB, A Shares	75,646	801
Telecommunications — Services & Equipment (0.9%):
Tele2 AB, B Shares	28,986	728
		3,183
Switzerland (4.2%):
Engineering (0.8%):
ABB Ltd.	21,722	598

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financial Services (1.0%):
Credit Suisse Group AG	5,994	$273
Zurich Financial Services AG	1,727	485
		758
Food Processing & Packaging (2.4%):
Nestle SA	29,742	1,847
		3,203
Taiwan (1.0%):
Computers & Peripherals (1.0%):
HTC Corp.	17,500	799
Thailand (1.6%):
Banks (0.8%):
Krung Thai Bank Public Co. Ltd.	1,033,200	645
Food Service (0.4%):
Charoen Pokphand Foods Public Co. Ltd.	356,700	329
Retail (0.4%):
CP ALL PCL	201,100	288
		1,262
Turkey (1.8%):
Automotive Parts (0.9%):
Koc Holding AS	127,655	688
Banks (0.9%):
Turkiye Garanti Bankasi AS	92,298	479
Turkiye Halk Bankasi AS	22,826	197
		676
		1,364
United Kingdom (18.3%):
Banks (1.2%):
Barclays PLC	69,906	331
Standard Chartered PLC	20,462	567
		898
Commercial Services (2.9%):
Aggreko PLC	30,718	917
AMEC PLC	29,891	600
Intertek Group PLC	20,261	721
		2,238
Financial Services (0.8%):
Prudential PLC	47,430	613
Food Service (1.6%):
Compass Group PLC	127,982	1,250
Insurance (0.5%):
Admiral Group PLC	14,660	414

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Manufacturing — Diversified (0.7%):
IMI PLC	29,196	$533
Metals (0.9%):
Antofagasta PLC	30,400	695
Minerals (2.4%):
BHP Billiton PLC	25,036	1,053
Xstrata PLC	30,928	787
		1,840
Oil Companies — Integrated (3.7%):
BP PLC	222,150	1,716
Royal Dutch Shell PLC	29,799	1,160
		2,877
Semiconductors (1.0%):
ARM Holdings PLC	72,637	758
Telecommunications — Cellular (1.4%):
Vodafone Group PLC	380,340	1,091
Tobacco (1.2%):
British American Tobacco PLC	20,701	903
		14,110
United States (2.2%):
Primary Metal & Mineral Production (0.5%):
Freeport-McMoRan Copper & Gold, Inc.	6,418	353
Telecommunications — Cellular (0.8%):
NII Holdings, Inc. (b)	15,603	649
Tobacco (0.9%):
Philip Morris International, Inc.	9,711	674
		1,676
Total Common Stocks (Cost $53,590)		72,504
Exchange Traded Funds (1.7%)
United States (1.7%):
iShares MSCI Japan Index Fund	128,438	1,352
Total Exchange Traded Funds (Cost $1,307)		1,352
Cash Equivalents (4.6%)
United States (4.6%):
Citibank Money Market Deposit Account, 0.02% (c)	3,513,628	3,514
Total Cash Equivalents (Cost $3,514)		3,514
Total Investments (Cost $58,411) — 100.3%		77,370
Liabilities in excess of other assets — (0.3)%		(233)
NET ASSETS — 100.0%		$77,137

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at April 30, 2011.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/11.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PLC — Public Liability Co.

At April 30, 2011, the Fund's forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Euro	5/2/11	(409)	$(606)	$(607)	$(1)
Euro	5/3/11	(177)	(263)	(263)	—	(a)
Japanese Yen	5/9/11	(24,516)	(300)	(302)	(2)
Total Short Contracts			$(1,169)	$(1,172)	$(3)
Long:
Canadian Dollar	5/2/11	359	$379	$380	$1
Euro	5/2/11	180	267	267	—	(a)
Euro	5/4/11	153	226	226	—	(a)
Hong Kong Dollar	5/4/11	907	117	117	—	(a)
Japanese Yen	5/9/11	25,398	311	313	2
Swedish Krona	5/4/11	695	115	115	—	(a)
Swiss Franc	5/3/11	100	114	115	1
Total Long Contracts			$1,529	$1,533	$4

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Select Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.1%)
Australia (1.8%):
Mining (1.8%):
Rio Tinto Ltd.	14,578	$1,318
Austria (1.2%):
Banks (1.2%):
Erste Group Bank AG	17,962	908
Belgium (1.4%):
Wire & Cable Products (1.4%):
Bekaert NV	8,600	1,076
Bermuda (1.1%):
Financial Services (1.1%):
Credicorp Ltd.	8,744	844
Brazil (4.7%):
Banks (1.4%):
Banco do Estado do Rio Grande do Sul SA	85,300	1,014
Financial Services (1.2%):
CETIP SA	54,825	902
Minerals (1.4%):
Vale SA, Sponsored ADR	32,280	1,078
Oil & Gas Exploration — Production & Services (0.7%):
Petroleo Brasileiro SA, Sponsored ADR	14,176	529
		3,523
Cayman Islands (1.7%):
Health Care (1.7%):
Herbalife Ltd.	14,279	1,282
China (4.0%):
Auto Parts & Equipment (1.9%):
Dongfeng Motor Group Co. Ltd., Class H	316,000	495
Weichai Power Co. Ltd., Class H	140,000	960
		1,455
Banks (1.6%):
China Construction Bank Corp., Class H	1,252,430	1,187
Pharmaceuticals (0.5%):
Sinopharm Medicine Holding Co. Ltd., Class H	112,800	391
		3,033
Denmark (4.5%):
Beverages (2.1%):
Carlsberg A/S, Class B	13,175	1,564

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Pharmaceuticals (2.4%):
Novo Nordisk A/S, Class B	14,516	$1,841
		3,405
Finland (3.2%):
Machine — Diversified (1.8%):
Metso Corp.	21,407	1,312
Manufacturing — Diversified (1.4%):
Wartsila Oyj	27,265	1,072
		2,384
France (5.3%):
Automotive Parts (1.8%):
Valeo SA (b)	21,959	1,399
Banks (2.3%):
BNP Paribas	21,543	1,705
Insurance (1.2%):
AXA SA	39,739	892
		3,996
Germany (6.0%):
Automotive (1.6%):
Bayerische Motoren Werke AG	12,619	1,186
Chemicals (2.1%):
BASF SE (b)	15,440	1,582
Insurance (2.3%):
Allianz SE	10,820	1,703
		4,471
Hong Kong (2.9%):
Insurance (1.3%):
AIA Group Ltd. (b)	283,000	953
Oil & Gas Exploration — Production & Services (1.6%):
CNOOC Ltd.	477,000	1,188
		2,141
India (1.0%):
Banks (1.0%):
Punjab National Bank Ltd.	27,911	750
Indonesia (1.1%):
Banks (1.1%):
PT Bank Rakyat	1,083,500	820
Japan (12.3%):
Auto Parts & Equipment (1.2%):
Takata Corp.	29,500	894
Automotive (1.1%):
Nissan Motor Co. Ltd.	86,300	832

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Electrical Components & Equipment (1.1%):
Mitsubishi Electric Corp.	72,000	$802
Electrical Equipment (0.4%):
Hitachi Ltd.	59,000	321
Electronics (1.3%):
Nippon Electric Glass Co. Ltd.	62,000	942
Machinery — Construction & Mining (1.9%):
Komatsu Ltd.	40,800	1,440
Machinery — Diversified (1.0%):
The Japan Steel Works Ltd.	88,000	715
Manufacturing — Diversified (1.7%):
Mitsubishi Corp.	48,300	1,305
Office Equipment & Supplies (1.4%):
CANON, Inc.	22,700	1,072
Pharmaceuticals (1.2%):
Miraca Holdings, Inc.	24,000	913
		9,236
Luxembourg (2.9%):
Oilfield Services & Equipment (1.2%):
Acergy SA	34,114	901
Telecommunications — Cellular (1.7%):
Millicom International Cellular SA	11,872	1,286
		2,187
Mexico (1.4%):
Metals (1.4%):
Grupo Mexico SAB de CV, Series B	311,300	1,078
Netherlands (1.5%):
Chemicals (1.5%):
LyondellBasell Industries NV, Class A (b)	25,372	1,129
Poland (1.8%):
Metals (1.8%):
KGHM Polska Miedz SA	17,943	1,324
Singapore (1.2%):
Shipbuilding (1.2%):
SembCorp Marine Ltd.	189,000	876
Spain (1.6%):
Banks (1.6%):
Banco Santander SA	94,710	1,197
Sweden (2.9%):
Machinery — Construction & Mining (1.4%):
Atlas Copco AB, A Shares	36,450	1,072

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Pharmaceuticals (1.5%):
Meda AB, A Shares	102,550	$1,086
		2,158
Switzerland (3.2%):
Financial Services (0.7%):
Credit Suisse Group AG	12,028	547
Food Processing & Packaging (2.5%):
Nestle SA	29,484	1,831
		2,378
Taiwan (1.7%):
Computers & Peripherals (1.7%):
HTC Corp.	27,250	1,244
Thailand (1.7%):
Banks (1.1%):
Krung Thai Bank Public Co. Ltd.	1,334,100	849
Retail (0.6%):
CP ALL PCL	302,000	432
		1,281
Turkey (1.5%):
Banks (1.5%):
Turkiye Garanti Bankasi AS	213,715	1,109
United Kingdom (15.6%):
Banks (0.9%):
Standard Chartered PLC	25,110	696
Commercial Services (4.7%):
Aggreko PLC	47,824	1,427
AMEC PLC	47,416	952
Intertek Group PLC	31,056	1,105
		3,484
Financial Services (0.8%):
Prudential PLC	47,505	614
Food Service (2.0%):
Compass Group PLC	154,562	1,509
Minerals (1.4%):
Xstrata PLC	40,006	1,018
Oil Companies — Integrated (2.5%):
BP PLC	243,772	1,884
Semiconductors (1.5%):
ARM Holdings PLC	110,203	1,150
Telecommunications — Cellular (1.8%):
Vodafone Group PLC	460,964	1,322
		11,677

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
United States (2.9%):
Telecommunications — Cellular (1.4%):
NII Holdings, Inc. (b)	25,432	$1,058
Tobacco (1.5%):
Philip Morris International, Inc.	16,088	1,117
		2,175
Total Common Stocks (Cost $50,815)		69,000
Exchange Traded Funds (2.3%)
United States (2.3%):
iShares MSCI Japan Index Fund	163,497	1,722
Total Exchange Traded Funds (Cost $1,663)		1,722
Cash Equivalents (4.7%)
United States (4.7%):
Citibank Money Market Deposit Account, 0.02% (c)	3,486,178	3,486
Total Cash Equivalents (Cost $3,486)		3,486
Total Investments (Cost $55,964) — 99.1%		74,208
Other assets in excess of liabilities — 0.9%		709
NET ASSETS — 100.0%		$74,917

(a)  All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at April 30, 2011.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/11.

ADR — American Depositary Receipt

PLC — Public Liability Co.

At April 30, 2011, the Fund's forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Euro	5/3/11	(248)	$(368)	$(368)	$—	(a)
Total Short Contracts			$(368)	$(368)	$—	(a)

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.9%)
Australia (0.7%):
Mining (0.7%):
Rio Tinto Ltd.	491	$44
Austria (0.5%):
Banks (0.5%):
Erste Group Bank AG	599	30
Belgium (1.2%):
Beverages (0.5%):
Anheuser-Busch InBev NV	525	33
Wire & Cable Products (0.7%):
Bekaert NV	364	46
		79
Bermuda (0.7%):
Financial Services (0.7%):
Credicorp Ltd.	453	44
Brazil (4.4%):
Banks (1.5%):
Itau Unibanco Holding SA, Preferred ADR	2,024	48
Banco do Estado do Rio Grande do Sul SA	4,200	50
		98
Financial Services (0.8%):
CETIP SA	2,905	48
Minerals (0.7%):
Vale SA, Sponsored ADR	1,403	47
Oil & Gas Exploration — Production & Services (0.6%):
Petroleo Brasileiro SA, Sponsored ADR	993	37
Power (0.8%):
AES Tiete SA, Preferred	3,000	49
		279
Canada (1.2%):
Banks (0.7%):
Bank of Nova Scotia	759	46
Metals (0.5%):
Labrador Iron Ore Royalty Corp.	390	31
		77
Cayman Islands (2.5%):
Health Care (2.0%):
Hengan International Group Co. Ltd.	3,000	23
Herbalife Ltd.	1,176	106
		129

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Oil & Gas Exploration — Production & Services (0.5%):
Eurasia Drilling Co. Ltd., GDR	978	$33
		162
China (2.5%):
Auto Parts & Equipment (1.2%):
Dongfeng Motor Group Co. Ltd., Class H	20,000	32
Weichai Power Co. Ltd., Class H	7,000	48
		80
Banks (0.9%):
China Construction Bank Corp., Class H	59,990	57
Pharmaceuticals (0.4%):
Sinopharm Medicine Holding Co. Ltd., Class H	7,600	26
		163
Colombia (0.5%):
Banks (0.5%):
Bancolombia SA, Sponsored ADR	435	29
Denmark (2.8%):
Beverages (0.9%):
Carlsberg A/S, Class B	500	60
Pharmaceuticals (1.9%):
Novo Nordisk A/S, Class B	948	120
		180
Finland (1.9%):
Machine — Diversified (1.1%):
Metso Corp.	1,149	71
Manufacturing — Diversified (0.8%):
Wartsila Oyj	1,282	50
		121
France (2.7%):
Automotive Parts (0.9%):
Valeo SA (b)	873	55
Banks (0.6%):
BNP Paribas	479	38
Insurance (0.5%):
AXA SA	1,422	32
Rubber & Rubber Products (0.7%):
Cie Generale des Etablissements Michelin, Class B	478	48
		173
Germany (2.5%):
Aerospace/Defense (0.5%):
MTU Aero Engines Holding AG (b)	379	29

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Automotive (0.8%):
Bayerische Motoren Werke AG	534	$50
Chemicals (0.7%):
BASF SE (b)	90	9
Lanxess AG	399	37
		46
Insurance (0.5%):
Allianz SE	203	32
		157
Hong Kong (1.9%):
Banks (0.4%):
China CITIC Bank Corp. Ltd., Class H	36,000	26
Insurance (0.5%):
AIA Group Ltd. (b)	9,800	33
Oil & Gas Exploration — Production & Services (1.0%):
CNOOC Ltd.	25,000	62
		121
Indonesia (0.8%):
Banks (0.8%):
PT Bank Rakyat	69,000	52
Japan (5.1%):
Auto Parts & Equipment (0.5%):
Takata Corp.	1,100	33
Electrical Components & Equipment (0.4%):
Makita Corp.	600	28
Electrical Equipment (0.2%):
Hitachi Ltd.	2,000	11
Electronics (0.7%):
Nippon Electric Glass Co. Ltd.	3,000	46
Machinery — Construction & Mining (1.0%):
Komatsu Ltd.	1,800	63
Manufacturing — Diversified (0.7%):
Mitsubishi Corp.	1,500	40
Office Equipment & Supplies (0.9%):
CANON, Inc.	1,200	57
Pharmaceuticals (0.7%):
Miraca Holdings, Inc.	1,200	46
		324
Jersey (0.5%):
Oilfield Services & Equipment (0.5%):
Petrofac Ltd.	1,139	29

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Luxembourg (1.3%):
Oilfield Services & Equipment (0.7%):
Acergy SA	1,689	$44
Telecommunications — Cellular (0.6%):
Millicom International Cellular SA	386	42
		86
Mexico (0.9%):
Banks (0.5%):
Compartamos SAB de CV (b)	17,200	32
Metals (0.4%):
Grupo Mexico SAB de CV, Series B	7,900	27
		59
Netherlands (1.5%):
Chemicals (0.8%):
LyondellBasell Industries NV, Class A (b)	1,181	53
Minerals (0.4%):
New World Resources NV, Class A	1,488	25
Semiconductors (0.3%):
STMicroelectronics NV	1,664	20
		98
Poland (0.7%):
Metals (0.7%):
KGHM Polska Miedz SA	579	43
Russian Federation (0.4%):
Telecommunications (0.4%):
Mobile TeleSystems, Sponsored ADR	1,252	26
Singapore (1.5%):
Manufacturing — Diversified (0.5%):
Keppel Corp. Ltd.	3,300	32
Semiconductors (0.3%):
Avago Technologies Ltd.	636	21
Shipbuilding (0.7%):
SembCorp Marine Ltd.	9,000	42
		95
Spain (0.4%):
Banks (0.4%):
Banco Santander SA	1,849	23
Sweden (2.6%):
Engineering (0.4%):
NCC AB, B Shares	835	22
Machinery — Construction & Mining (0.6%):
Atlas Copco AB, A Shares	1,359	40

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Pharmaceuticals (0.8%):
Meda AB, A Shares	4,810	$51
Telecommunications — Services & Equipment (0.8%):
Tele2 AB, B Shares	1,967	50
		163
Switzerland (2.7%):
Electronics (0.7%):
TE Connectivity Ltd.	1,189	43
Engineering (0.7%):
ABB Ltd.	1,627	45
Food Processing & Packaging (1.3%):
Nestle SA	1,312	81
		169
Taiwan (0.7%):
Computers & Peripherals (0.7%):
HTC Corp.	1,000	46
Thailand (1.3%):
Banks (0.7%):
Krung Thai Bank Public Co. Ltd.	71,900	45
Food Service (0.3%):
Charoen Pokphand Foods Public Co. Ltd.	19,500	18
Retail (0.3%):
CP ALL PCL	16,200	23
		86
Turkey (1.0%):
Banks (1.0%):
Turkiye Garanti Bankasi AS	9,175	48
Turkiye Halk Bankasi AS	1,788	15
		63
		63
United Kingdom (9.6%):
Commercial Services (2.6%):
Aggreko PLC	2,270	68
AMEC PLC	2,083	42
Intertek Group PLC	1,650	58
		168
Financial Services (0.5%):
Prudential PLC	2,556	33
Food Service (1.2%):
Compass Group PLC	7,662	75
Insurance (0.3%):
Admiral Group PLC	673	19

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Metals (0.6%):
Antofagasta PLC	1,667	$38
Minerals (1.2%):
BHP Billiton PLC	1,038	44
Xstrata PLC	1,272	32
		76
Oil Companies — Integrated (1.6%):
BP PLC	13,347	103
Semiconductors (1.1%):
ARM Holdings PLC	6,652	70
Telecommunications — Cellular (0.5%):
Vodafone Group PLC	10,099	29
		611
United States (39.9%):
Apparel & Footwear (0.9%):
Coach, Inc.	912	55
Automotive Parts (0.7%):
Advance Auto Parts, Inc.	682	45
Banks (1.9%):
JPMorgan Chase & Co.	1,190	54
PNC Financial Services Group, Inc.	1,037	65
		119
Chemicals (1.1%):
Huntsman Corp.	3,197	67
Coal (0.8%):
Walter Energy, Inc.	368	51
Commercial Services (0.5%):
Netflix, Inc. (b)	141	33
Computers & Peripherals (4.9%):
Apple Computer, Inc. (b)	215	75
EMC Corp. (b)	1,981	56
Hewlett-Packard Co.	1,214	49
International Business Machines Corp.	392	67
Teradata Corp. (b)	1,191	67
		314
Electronics (1.0%):
Arrow Electronics, Inc. (b)	1,312	60
Financial Services (2.0%):
Ameriprise Financial, Inc.	927	57
Goldman Sachs Group, Inc.	469	71
		128
Food Processing & Packaging (0.8%):
Corn Products International, Inc.	876	48

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Insurance (1.5%):
Hartford Financial Services Group, Inc.	1,898	$55
The Chubb Corp.	616	40
		95
Internet Business Services (0.5%):
Google, Inc., Class A (b)	61	33
Machine — Diversified (0.5%):
Flowserve Corp.	229	29
Medical Services (1.1%):
Laboratory Corp. of America Holdings (b)	750	72
Mining (1.0%):
Cliffs Natural Resources, Inc.	700	66
Miscellaneous Manufacturing (0.5%):
Polypore International, Inc. (b)	551	34
Oil & Gas Exploration — Production & Services (1.9%):
Apache Corp.	687	92
Chesapeake Energy Corp.	863	29
		121
Oil Companies — Integrated (1.7%):
Chevron Corp.	988	108
Pharmaceuticals (2.9%):
Johnson & Johnson	609	40
Perrigo Co.	892	81
Pharmaceutical Product Development, Inc.	2,154	66
		187
Primary Metal & Mineral Production (0.8%):
Freeport-McMoRan Copper & Gold, Inc.	916	50
Railroads (1.0%):
CSX Corp.	790	62
Restaurants (1.7%):
McDonald's Corp.	352	28
Yum! Brands, Inc.	1,519	81
		109
Retail — Apparel/Shoe (1.0%):
Limited Brands, Inc.	1,510	62
Retail — Discount (2.6%):
Dollar Tree, Inc. (b)	1,821	105
TJX Cos., Inc.	1,165	62
		167
Retail — Drug Stores (0.7%):
Walgreen Co.	1,101	47
Retail — Specialty Stores (0.5%):
AutoZone, Inc. (b)	111	31

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Software & Computer Services (0.5%):
Ingram Micro, Inc., Class A (b)	1,659	$31
Telecommunications — Cellular (2.0%):
InterDigital, Inc.	1,658	77
NII Holdings, Inc. (b)	1,263	52
		129
Tobacco (1.4%):
Philip Morris International, Inc.	1,289	90
Toys (0.4%):
Mattel, Inc.	1,021	27
Trucking & Leasing (1.1%):
Ryder Systems, Inc.	1,327	71
		2,541
Total Common Stocks (Cost $4,985)		6,173
Exchange Traded Funds (1.4%)
United States (1.4%):
iShares MSCI Japan Index Fund	8,731	92
Total Exchange Traded Funds (Cost $89)		92
Cash Equivalents (0.4%)
United States (0.4%):
Citibank Money Market Deposit Account, 0.02% (c)	24,055	24
Total Cash Equivalents (Cost $24)		24
Total Investments (Cost $5,098) — 98.7%		6,289
Other assets in excess of liabilities — 1.3%		82
NET ASSETS — 100.0%		$6,371

(a)  All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at April 30, 2011.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/11.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2011

(Amounts in Thousands, Except for Shares)  (Unaudited)

At April 30, 2011, the Fund's forward foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ (Depreciation)
Short:
Euro	5/2/11	(22)	$(33)	$(33)	$—	(a)
Euro	5/3/11	(6)	(9)	(9)	—	(a)
Total Short Contracts			$(42)	$(42)	$—	(a)
Long:
Canadian Dollar	5/2/11	30	$31	$31	$—	(a)
Swiss Franc	5/3/11	8	9	9	—	(a)
Euro	5/2/11	6	9	9	—	(a)
Total Long Contracts			$49	$49	$—	(a)

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2011

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	International Fund		International Select Fund		Global Equity Fund
ASSETS:
Investments, at value (Cost $58,411, $55,964, $5,098)	$77,370		$74,208		$6,289
Unrealized appreciation on forward foreign currency exchange contracts	4		—	(a)	—	(a)
Dividends receivable	319		293		14
Receivable for capital shares issued	—	(a)	—	(a)	1
Receivable for investments sold	1,171		368		93
Reclaims receivable	101		79		3
Receivable from Adviser	3		3		13
Prepaid expenses	34		30		34
Total Assets	79,002		74,981		6,447
LIABILITIES:
Payable for investments purchased	1,800		—		66
Unrealized depreciation on forward foreign currency contracts	3		—		—	(a)
Accrued expenses and other payables:
Investment advisory fees	48		46		4
Administration fees	8		8		—
Custodian fees	2		2		4
Transfer agent fees	2		2		—	(a)
12b-1 fees	1		1		2
Other accrued expenses	1		5		—	(a)
Total Liabilities	1,865		64		76
NET ASSETS:
Capital	53,689		52,092		5,081
Accumulated undistributed net investment income	257		302		6
Accumulated net realized gains from investments and foreign currency transactions	4,219		4,267		92
Net unrealized appreciation on investments and foreign currency transactions	18,972		18,256		1,192
Net Assets	$77,137		$74,917		$6,371
Net Assets
Class A Shares	$2,285		$660		$2,131
Class C Shares	712		714		2,091
Class I Shares	74,140		73,543		2,149
Total	$77,137		$74,917		$6,371
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	142		42		172
Class C Shares	45		46		170
Class I Shares	4,565		4,629		174
Total	4,752		4,717		516
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$16.12		$15.75		$12.37
Class C Shares (c)	$16.01		$15.62		$12.33
Class I Shares	$16.24		$15.89		$12.38
Maximum sales charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.10		$16.71		$13.12

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2011

(Amounts in Thousands)  (Unaudited)

	International Fund	International Select Fund	Global Equity Fund
Investment Income:
Dividend income	$867	$760	$59
Foreign tax withholding	(62)	(60)	(3)
Total Income	805	700	56
Expenses:
Investment advisory fees	271	265	23
Administration fees	44	41	12
Shareholder servicing fees — Class A Shares	2	1	2
12b-1 fees — Class C Shares	3	3	10
Custodian fees	20	19	8
Transfer agent fees	6	6	1
Transfer agent fees — Class I Shares	3	3	—	(a)
Trustees' fees	3	3	—	(a)
Legal and audit fees	4	4	1
State registration and filing fees	17	17	20
Other expenses	3	2	2
Total Expenses	376	364	79
Expenses waived/reimbursed by Adviser	(7)	(8)	(33)
Net Expenses	369	356	46
Net Investment Income	436	344	10
Realized/Unrealized Gains from Investment Transactions and Foreign Currency Transactions:
Net realized gains from investment transactions	4,259	4,347	239
Net realized gains from foreign currency transactions	7	67	5
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,513	3,424	578
Net realized/unrealized gains from investments and foreign currency transactions	8,779	7,838	822
Change in net assets resulting from operations	$9,215	$8,182	$832

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Period Ended October 31, 2010(a)
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$436	$643	$344	$581	$10	$8
Net realized gains (losses) from investment transactions and foreign currency transactions	4,266	3,869	4,414	2,971	244	(144)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,513	5,063	3,424	6,283	578	614
Change in net assets resulting from operations	9,215	9,575	8,182	9,835	832	478
Distributions to Shareholders:
From net investment income:
Class A Shares	(12)	(5)	(3)	(2)	(40)	—
Class C Shares	— (b)	(2)	—	—	(29)	—
Class I Shares	(572)	(331)	(444)	(102)	(43)	—
From net realized gains:
Class A Shares	(98)	(14)	(33)	(16)	—	—
Class C Shares	(38)	(12)	(33)	(21)	—	—
Class I Shares	(3,775)	(1,182)	(3,166)	(2,020)	—	—
Change in net assets resulting from distributions to shareholders	(4,495)	(1,546)	(3,679)	(2,161)	(112)	—
Change in net assets from capital transactions	6,565	2,838	5,783	2,198	138	5,035
Change in net assets	11,285	10,867	10,286	9,872	858	5,513
Net Assets:
Beginning of period	65,852	54,985	64,631	54,759	5,513	—
End of period	$77,137	$65,852	$74,917	$64,631	$6,371	$5,513
Accumulated undistributed net investment income	$257	$405	$302	$405	$6	$108

(a)  Fund commenced operations on March 17, 2010.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Six Months Ended April 30, 2011	Period Ended October 31, 2010(a)
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$766	$705	$137	$31	$11	$1,679
Dividends reinvested	110	19	36	18	40	—
Cost of shares redeemed	(292)	(4)	(76)	(12)	—	—
Total Class A Shares	$584	$720	$97	$37	$51	$1,679
Class C Shares
Proceeds from shares issued	$4	$4	$—	$25	$4	$1,667
Dividends reinvested	38	14	33	21	29	—
Total Class C Shares	$42	$18	$33	$46	$33	$1,667
Class I Shares
Proceeds from shares issued	$3,433	$2,500	$3,483	$2,505	$11	$1,689
Dividends reinvested	4,347	1,513	3,610	2,121	43	—
Cost of shares redeemed	(1,841)	(1,913)	(1,440)	(2,511)	—	—	(b)
Total Class I Shares	$5,939	$2,100	$5,653	$2,115	$54	$1,689
Change in net assets from capital transactions	$6,565	$2,838	$5,783	$2,198	$138	$5,035
Share Transactions:
Class A Shares
Issued	52	54	9	3	1	168
Reinvested	7	1	3	1	3	—
Redeemed	(19)	— (c)	(5)	(1)	—	—
Total Class A Shares	40	55	7	3	4	168
Class C Shares
Issued	— (c)	1	—	2	— (c)	167
Reinvested	3	1	3	1	3	—
Total Class C Shares	3	2	3	3	3	167
Class I Shares
Issued	226	186	234	191	1	169
Reinvested	293	110	247	159	4	—
Redeemed	(121)	(140)	(96)	(189)	—	—	(c)
Total Class I Shares	398	156	385	161	5	169
Change in Shares	441	213	395	167	12	504

(a)  Fund commenced operations on March 17, 2010.

(b)  Rounds to less than $1.

(c)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.17	$13.39	$10.00
Investment Activities:
Net investment income	0.08	0.09	0.09
Net realized/unrealized gains on investments and foreign currency transactions	1.90	2.09	3.30
Total from Investment Activities	1.98	2.18	3.39
Distributions:
Net investment income	(0.11)	(0.11)	—
Net realized gains from investments	(0.92)	(0.29)	—
Total Distributions	(1.03)	(0.40)	—
Net Asset Value, End of Period	$16.12	$15.17	$13.39
Total Return (excludes sales charge) (b)	13.69%	16.65%	33.90
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,285	$1,546	$626
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	1.15%	0.66%	1.01%
Ratio of gross expenses to average net assets (c) (d)	1.77%	2.69%	5.11%
Ratio of net investment income to average net assets (c) (d)	0.78%	(0.63)%	(2.70)%
Portfolio turnover (b) (e)	45%	120%	155%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.02	$13.30	$10.00
Investment Activities:
Net investment income	0.01	0.02	0.05
Net realized/unrealized gains on investments and foreign currency transactions	1.90	2.04	3.25
Total from Investment Activities	1.91	2.06	3.30
Distributions:
Net investment income	— (b)	(0.05)	—
Net realized gains from investments	(0.92)	(0.29)	—
Total Distributions	(0.92)	(0.34)	—
Net Asset Value, End of Period	$16.01	$15.02	$13.30
Total Return (excludes contingent deferred sales charge) (c)	13.24%	15.75%	33.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$712	$626	$536
Ratio of net expenses to average net assets (d)	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	0.22%	0.10%	0.44%
Ratio of gross expenses to average net assets (d) (e)	3.38%	4.26%	6.08%
Ratio of net investment income to average net assets (d) (e)	(1.01)%	(2.01)%	(3.49)%
Portfolio turnover (b) (f)	45%	120%	155%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.28	$13.42	$10.00
Investment Activities:
Net investment income	0.10	0.15	0.15
Net realized/unrealized gains on investments and foreign currency transactions	1.92	2.08	3.27
Total from Investment Activities	2.02	2.23	3.42
Distributions:
Net investment income	(0.14)	(0.08)	—
Net realized gains from investments	(0.92)	(0.29)	—
Total Distributions	(1.06)	(0.37)	—
Net Asset Value, End of Period	$16.24	$15.28	$13.42
Total Return (b)	13.83%	16.98%	34.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$74,140	$63,680	$53,823
Ratio of net expenses to average net assets (c)	1.07%	1.13%	1.15%
Ratio of net investment income to average net assets (c)	1.30%	1.13%	1.65%
Ratio of gross expenses to average net assets (c) (d)	1.07%	1.13%	1.28%
Ratio of net investment income to average net assets (c) (d)	1.30%	1.13%	1.52%
Portfolio turnover (b) (e)	45%	120%	155%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class A Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.83	$13.15	$10.00
Investment Activities:
Net investment income	0.04	0.10	0.09
Net realized/unrealized gains on investments and foreign currency transactions	1.71	2.14	3.06
Total from Investment Activities	1.75	2.24	3.15
Distributions:
Net investment income	(0.08)	(0.07)	—
Net realized gains from investments	(0.75)	(0.49)	—
Total Distributions	(0.83)	(0.56)	—
Net Asset Value, End of Period	$15.75	$14.83	$13.15
Total Return (excludes sales charge) (b)	12.27%	17.58%	31.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$660	$523	$427
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	0.76%	0.73%	0.88%
Ratio of gross expenses to average net assets (c) (d)	2.65%	3.98%	5.79%
Ratio of net investment income to average net assets (c) (d)	(0.49)%	(1.85)%	(3.51)%
Portfolio turnover (b) (e)	46%	130%	213%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class C Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.69	$13.06	$10.00
Investment Activities:
Net investment income (loss)	(0.01)	—	0.01
Net realized/unrealized gains on investments and foreign currency transactions	1.69	2.12	3.05
Total from Investment Activities	1.68	2.12	3.06
Distributions:
Net realized gains from investments	(0.75)	(0.49)	—
Total Distributions	(0.75)	(0.49)	—
Net Asset Value, End of Period	$15.62	$14.69	$13.06
Total Return (excludes contingent deferred sales charge) (b)	11.88%	16.68%	30.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$714	$638	$522
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (c)	(0.05)%	(0.01)%	0.11%
Ratio of gross expenses to average net assets (c) (d)	3.35%	4.17%	6.04%
Ratio of net investment income (loss) to average net assets (c) (d)	(1.25)%	(2.03)%	(3.78)%
Portfolio turnover (b) (e)	46%	130%	213%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class I Shares
	Six Months Ended April 30, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.96	$13.18	$10.00
Investment Activities:
Net investment income	0.08	0.13	0.12
Net realized/unrealized gains on investments and foreign currency transactions	1.71	2.16	3.06
Total from Investment Activities	1.79	2.29	3.18
Distributions:
Net investment income	(0.11)	(0.02)	—
Net realized gains from investments	(0.75)	(0.49)	—
Total Distributions	(0.86)	(0.51)	—
Net Asset Value, End of Period	$15.89	$14.96	$13.18
Total Return (b)	12.45%	17.91%	31.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$73,543	$63,470	$53,810
Ratio of net expenses to average net assets (c)	1.06%	1.11%	1.15%
Ratio of net investment income to average net assets (c)	1.05%	1.03%	1.31%
Ratio of gross expenses to average net assets (c) (d)	1.06%	1.11%	1.25%
Ratio of net investment income to average net assets (c) (d)	1.05%	1.03%	1.21%
Portfolio turnover (b) (e)	46%	130%	213%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class A Shares
	Six Months Ended April 30, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.97	$10.00
Investment Activities:
Net investment income	0.03	0.03
Net realized/unrealized gains on investments and foreign currency transactions	1.61	0.94
Total from Investment Activities	1.64	0.97
Distributions:
Net investment income	(0.24)	—
Total Distributions	(0.24)	—
Net Asset Value, End of Period	$12.37	$10.97
Total Return (excludes sales charge) (b)	15.11%	9.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,131	$1,840
Ratio of net expenses to average net assets (c)	1.40%	1.39%
Ratio of net investment income to average net assets (c)	0.52%	0.43%
Ratio of gross expenses to average net assets (c) (d)	2.52%	5.81%
Ratio of net investment income to average net assets (c) (d)	(0.60)%	(3.99)%
Portfolio turnover (b) (e)	39%	80%

(a)  Class A Shares commenced operations on March 17, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class C Shares
	Six Months Ended April 30, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.92	$10.00
Investment Activities:
Net investment loss	(0.01)	(0.02)
Net realized/unrealized gains on investments and foreign currency transactions	1.60	0.94
Total from Investment Activities	1.59	0.92
Distributions:
Net investment income	(0.18)	—
Total Distributions	(0.18)	—
Net Asset Value, End of Period	$12.33	$10.92
Total Return (excludes contingent deferred sales charge) (b)	14.68%	9.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,091	$1,819
Ratio of net expenses to average net assets (c)	2.15%	2.14%
Ratio of net investment loss to average net assets (c)	(0.23)%	(0.32)%
Ratio of gross expenses to average net assets (c) (d)	3.29%	6.56%
Ratio of net investment loss to average net assets (c) (d)	(1.37)%	(4.74)%
Portfolio turnover (b) (e)	39%	80%

(a)  Class C Shares commenced operations on March 17, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class I Shares
	Six Months Ended April 30, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.98	$10.00
Investment Activities:
Net investment income	0.05	0.04
Net realized/unrealized gains on investments and foreign currency transactions	1.61	0.94
Total from Investment Activities	1.66	0.98
Distributions:
Net investment income	(0.26)	—
Total Distributions	(0.26)	—
Net Asset Value, End of Period	$12.38	$10.98
Total Return (b)	15.31%	9.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,149	$1,854
Ratio of net expenses to average net assets (c)	1.15%	1.14%
Ratio of net investment income to average net assets (c)	0.77%	0.68%
Ratio of gross expenses to average net assets (c) (d)	2.29%	5.10%
Ratio of net investment loss to average net assets (c) (d)	(0.37)%	(3.28)%
Portfolio turnover (b) (e)	39%	80%

(a)  Class I Shares commenced operations on March 17, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

The Victory Portfolios  April 30, 2011

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2011, the Trust offered shares of 23 funds. The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Value Fund	Classes A, C, R and I
Stock Index Fund	Classes A and R
Established Value Fund	Classes A, R and I
Special Value Fund	Classes A, C, R and I
Small Company Opportunity Fund	Classes A, R and I
Large Cap Growth Fund	Classes A, C, R and I
Balanced Fund	Classes A, C, R and I
Investment Grade Convertible Fund	Classes A and I
Core Bond Index Fund	Classes A and I
Fund for Income	Classes A, C, R and I
National Municipal Bond Fund	Class A
Ohio Municipal Bond Fund	Class A
International Fund	Classes A, C and I
International Select Fund	Classes A, C and I
Global Equity Fund	Classes A, C and I

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Value Fund and Special Value Fund seek to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund and International Fund seek to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund, International Select Fund and Global Equity Fund seek to provide long-term growth and capital appreciation. The Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Index Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The International Fund, International Select Fund and Global Equity Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

For the six months ended April 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Value Fund
Common Stocks	$144,182	$—	$—	$—	$144,182	$—
Total	144,182	—	—	—	144,182	—
Stock Index Fund
Commercial Paper	—	—	1,693	—	1,693	—
Common Stocks	35,208	—	—	—	35,208	—
Investment Companies	1,584	—	—	—	1,584	—
Futures Contracts	—	122	—	—	—	122
Total	36,792	122	1,693	—	38,485	122
Established Value Fund
Commercial Paper	—	—	48,714	—	48,714	—
Common Stocks	738,931	—	—	—	738,931	—
Exchange Traded Funds	10,886	—	—	—	10,886	—
Total	749,817	—	48,714	—	798,531	—
Special Value Fund
Commercial Paper	—	—	19,887	—	19,887	—
Common Stocks	1,125,770	—	—	—	1,125,770	—
Total	1,125,770	—	19,887	—	1,145,657	—
Small Company Opportunity Fund
Commercial Paper	—	—	50,763	—	50,763	—
Common Stocks	821,102	—	—	—	821,102	—
Exchange Traded Funds	8,191	—	—	—	8,191	—
Total	829,293	—	50,763	—	880,056	—
Large Cap Growth Fund
Commercial Paper	—	—	9,208	—	9,208	—
Common Stocks	170,535	—	—	—	170,535	—
Total	170,535	—	9,208	—	179,743	—
Balanced Fund
Collateralized Mortgage Obligations	—	—	237	—	237	—
Commercial Paper	—	—	548	—	548	—
Common Stocks	20,394	—	—	—	20,394	—
Corporate Bonds	—	—	2,686	—	2,686	—
Municipal Bonds	—	—	13	—	13	—
U.S. Government Agency Securities	—	—	762	—	762	—
U.S. Government Mortgage Backed Agencies	—	—	3,488	—	3,488	—
U.S. Treasury Obligations	—	—	3,024	—	3,024	—
Total	20,394	—	10,758	—	31,152	—

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs				Total
Fund Name	Investments in Securities		Other Financial Investments*	Investments in Securities		Other Financial Investments*		Investments in Securities	Other Financial Investments*
Investment Grade Convertible Fund
Convertible Corporate Bonds	$—		$—	$24,742		$—		$24,742	$—
Convertible Preferred Stocks	6,315		—	1,655	(a)	—		7,970	—
Total	6,315		—	26,397		—		32,712	—
Core Bond Index Fund
Collateralized Mortgage Obligations	—		—	1,438		—		1,438	—
Commercial Paper	—		—	3,091		—		3,091	—
Corporate Bonds	—		—	13,146		—		13,146	—
Municipal Bonds	—		—	67		—		67	—
U.S. Government Agency Securities	—		—	3,802		—		3,802	—
U.S. Government Mortgage Backed Agencies	—		—	18,015		—		18,015	—
U.S. Treasury Obligations	—		—	16,773		—		16,773	—
Total	—		—	56,332		—		56,332	—
Fund for Income
Government National Mortgage Association	—		—	514,337		—		514,337	—
U.S. Treasury Obligations	—		—	190,885		—		190,885	—
Investment Companies	—		—	21		—		21	—
Total	—		—	705,243		—		705,243	—
National Municipal Bond Fund
Municipal Bonds	—		—	118,373		—		118,373	—
Investment Companies	—		—	14,884		—		14,884	—
Total	—		—	133,257		—		133,257	—
Ohio Municipal Bond Fund
Municipal Bonds	—		—	94,360		—		94,360	—
Investment Companies	—		—	7,915		—		7,915	—
Total	—		—	102,275		—		102,275	—
International Fund
Common Stocks	10,499	(b)	—	62,005		—		72,504	—
Exchange Traded Funds	1,352		—	—		—		1,352	—
Cash Equivalents	—		—	3,514		—		3,514	—
Forward Foreign Exchange Contracts	—		—	—		1		—	1
Total	11,851		—	65,519		1		77,370	1
International Select Fund
Common Stocks	11,317	(c)	—	57,683		—		69,000	—
Exchange Traded Funds	1,722		—	—		—		1,722	—
Cash Equivalents	—		—	3,486		—		3,486	—
Forward Foreign Exchange Contracts	—		—	—		—	(d)	—	—	(d)
Total	13,039		—	61,169		—	(d)	74,208	—	(d)

Notes to Financial Statements — continued

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	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs			Total
Fund Name	Investments in Securities		Other Financial Investments*	Investments in Securities	Other Financial Investments*		Investments in Securities	Other Financial Investments*
Global Equity Fund
Common Stocks	$3,320	(e)	$—	$2,853	$—		$6,173	$—
Exchange Traded Funds	92		—	—	—		92	—
Cash Equivalents	—		—	24	—		24	—
Forward Foreign Exchange Contracts	—		—	—	—	(d)	—	—	(d)
Total	3,412		—	2,877	—	(d)	6,289	—	(d)

*  Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a)  Consists of the holdings: PPL Corp. listed under Energy; Aspen Insurance Holdings Ltd. and Newell Financial Trust I listed under Financial Services; and Sovereign Capital Trust IV listed under Savings & Loans.

(b)  Consists of the holdings: Credicorp Ltd. listed under Bermuda; Banco do Estado do Rio Grande do Sul SA, CETIP SA and AES Tiete SA, Preferred listed under Brazil; Labrador Iron Ore Royalty Corp. listed under Canada; Herbalife Ltd. listed under Cayman Islands; Millicom International Cellular SA listed under Luxembourg; Compartamos SAB de CV and Grupo Mexico SAB de CV, Series B listed under Mexico; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under United States and all ADR's.

(c)  Consists of the holdings: Credicorp Ltd. listed under Bermuda; Banco do Estado do Rio Grande do Sul SA and CETIP SA listed under Brazil; Herbalife Ltd. listed under Cayman Islands; Millicom International Cellular SA listed under Luxembourg; Grupo Mexico SAB de CV, Series B listed under Mexico; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under United States and all ADR's.

(d)  Rounds to less than $1.

(e)  Consists of the holdings: Credicorp Ltd. listed under Bermuda; Banco do Estado do Rio Grande do Sul SA, CETIP SA and AES Tiete SA, Preferred listed under Brazil; Bank of Nova Scotia and Labrador Iron Ore Royalty Corp. listed under Canada; Herbalife Ltd. listed under Cayman Islands; Millicom International Cellular SA listed under Luxembourg; Compartamos SAB de CV and Grupo Mexico SAB de CV, Series B listed under Mexico; LyondellBasell Industries NV, Class A listed under Netherlands; Avago Technologies Ltd. listed under Singapore; TE Connectivity Ltd. listed under Switzerland; all securties listed under United States and all ADRs.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels as of April 30, 2011.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Financial Statements — continued

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Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund's net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The International Fund, International Select Fund and Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund and Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund and Global Equity Fund, may enter into contracts for the future delivery of securities

Notes to Financial Statements — continued

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(Unaudited)

or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Fair Values of Derivative Instruments on the Funds' Statements of Assets and Liabilities as of April 30, 2011 (in thousands):

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts		Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Equity Risk Exposure:
Stock Index Fund	$6	$—		$—
Foreign Exchange Contract Risk Exposure:
International Fund	—	4		3
International Select Fund	—	—	(a)	—
Global Equity Fund	—	—	(a)	— (a)

(a) Rounds to less than $1.

The effect of Derivative Instruments on the Funds' Statements of Operations for six months ended April 30, 2011 (in thousands):

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains from Futures Transactions	Net Realized Gains (Losses) from Forward Foreign Currency Contracts	Change in Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Stock Index Fund	$167	$—	$65
Foreign Exchange Contract Risk Exposure:
International Fund	—	(104)	7
International Select Fund	—	(42)	—	(a)
Global Equity Fund	—	(2)	—	(a)

(a) Rounds to less than $1.

Notes to Financial Statements — continued

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(Unaudited)

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying Statements of Assets and Liabilities. As of April 30, 2011, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, Balanced Fund and Core Bond Index Fund may lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), custodian to the Funds named above and an affiliate of Victory Capital Management Inc. ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended April 30, 2011, KeyBank received $34 thousand in total from the Trust, The Victory Variable Insurance Funds and/or The Victory Institutional Funds (collectively, the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Funds must maintain loan collateral from the borrower (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust's securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Trust or the borrower at any time.

At April 30, 2011, the Funds had no securities on loan.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund and Investment Grade Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Core Bond Index Fund, Fund for Income, National Municipal Bond Fund and Ohio Municipal Bond Fund. Dividends from net investment income are declared and paid annually for the International Fund, International Select Fund and Global Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and premiums, paydown gains or losses, and swap gains or losses) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, each Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; each Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (losses) to paid-in capital. During the six months ended April 30, 2011, the Balanced Fund realized $9,350 of net gain on $65,267 and Core Bond Index Fund realized $750 of net gain on $58,347 of in-kind redemptions, respectively (in thousands).

Other:

Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2011 were as follows (in thousands):

Fund Name	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Value Fund	$129,788	$138,949	$—	$—
Stock Index Fund	3,397	6,037	—	—
Established Value Fund	261,352	140,628	—	—
Special Value Fund	500,911	654,620	—	—
Small Company Opportunity Fund	232,394	187,844	—	—
Large Cap Growth Fund	90,629	63,974	—	—
Balanced Fund	53,778	55,872	23,212	16,653
Investment Grade Convertible Fund	6,429	5,639	—	—
Core Bond Index Fund	118,224	104,388	88,828	78,399
Fund for Income	281,335	154,703	280,729	154,672
National Municipal Bond Fund	74,760	79,826	—	—
Ohio Municipal Bond Fund	22,568	39,729	—	—
International Fund	33,662	29,632	—	—
International Select Fund	30,415	29,712	—	—
Global Equity Fund	2,554	2,237	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by VCM, a wholly-owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid decrease at various asset levels as a Fund's assets grow. The investment advisory fees of the Value Fund, Special Value Fund, Large Cap Growth Fund and Investment Grade Convertible Fund are computed at rates ranging from 0.75% to 0.60%; of the Stock Index Fund at rates ranging from 0.25% to 0.15%; of the Established Value Fund at rates ranging from 0.65% to 0.45%; of the Small Company Opportunity Fund at rates ranging from 0.85% to 0.75%; of the Balanced Fund at rates ranging from 0.60% to 0.50%; of the Core Bond Index Fund and Fund for Income at rates ranging from 0.50% to 0.40%; of the National Municipal Bond Fund and Ohio Municipal Bond Fund at rates ranging from 0.55% to 0.45%; and of the International Fund, International Select Fund and Global Equity Fund at rates ranging from 0.80% to 0.70%. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets (except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee). For its custody services to the Victory Trusts, KeyBank receives fees at annualized rates ranging from 0.013% to 0.0025% of the aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

Citi also serves as the Funds' transfer agent. Under the terms of the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R or Class C Shares of the Funds. For the six months ended April 30, 2011, affiliates of the Adviser or the Funds earned $31 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of up to 0.15% of the average daily net assets of Class A Shares and up to 0.25% of Class R Shares of the Stock Index Fund. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2011, affiliates of the Adviser or the Funds earned $342 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2011, the Distributor received approximately $89 thousand from commissions earned on sales of Class A Shares and the transfer agent received $28 thousand from redemptions of Class C Shares of the Funds. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Funds' shares, including approximately $1 thousand to affiliates of the Funds.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2011, the expense limits are as follows:

Fund	Class	Expense Limit
Value Fund	Class C Shares	2.00	%(a)
Value Fund	Class I Shares	0.93	%(b)
Value Fund	Class R Shares	1.60	%(b)
Stock Index Fund	Class A Shares	0.70	%(b)

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

Fund	Class	Expense Limit
Stock Index Fund	Class R Shares	0.90	%(b)
Established Value Fund	Class I Shares	0.95	%(b)
Special Value Fund	Class C Shares	2.20	%(a)
Special Value Fund	Class R Shares	2.00	%(b)
Large Cap Growth Fund	Class C Shares	2.10	%(b)
Large Cap Growth Fund	Class R Shares	1.65	%(b)
Balanced Fund	Class A Shares	1.15	%(b)
Balanced Fund	Class C Shares	1.85	%(a)
Balanced Fund	Class I Shares	0.65	%(b)
Balanced Fund	Class R Shares	1.45	%(b)
Investment Grade Convertible Fund	Class I Shares	1.00	%(b)
Core Bond Index Fund	Class A Shares	0.65	%(b)
Core Bond Index Fund	Class I Shares	0.30	%(b)
Fund for Income	Class C Shares	1.82	%(a)
National Municipal Bond Fund	Class A Shares	0.98	%(b)
International Fund	Class A Shares	1.40	%(c)
International Fund	Class C Shares	2.15	%(c)
International Fund	Class I Shares	1.15	%(c)
International Select Fund	Class A Shares	1.40	%(c)
International Select Fund	Class C Shares	2.15	%(c)
International Select Fund	Class I Shares	1.15	%(c)
Global Equity Fund	Class A Shares	1.40	%(d)
Global Equity Fund	Class C Shares	2.15	%(d)
Global Equity Fund	Class I Shares	1.15	%(d)

(a)  In effect until at least February 28, 2014.

(b)  In effect until at least February 28, 2012.

(c)  In effect until at least August 31, 2017.

(d)  In effect until at least February 28, 2020.

The Funds noted below have entered into an expense limitation agreement with the Adviser, in which these Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. As of April 30, 2011, the following amounts are available to be repaid to the Adviser. Any amounts repaid to the Adviser during the six months are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Value Fund	$19,795	2013
Value Fund	19,381	2014
Stock Index Fund	7,179	2013
Stock Index Fund	10,193	2014
Large Cap Growth Fund	10,182	2013
Large Cap Growth Fund	3,983	2014
Balanced Fund	23,544	2013
Balanced Fund	2,247	2014
Investment Grade Convertible Fund	5,482	2013
Investment Grade Convertible Fund	4,063	2014
Core Bond Index Fund	108,145	2013
Core Bond Index Fund	10,279	2014
National Municipal Bond Fund	60,577	2013
National Municipal Bond Fund	34,279	2014

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2011

(Unaudited)

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
International Fund	$19,098	2012
International Fund	23,785	2013
International Fund	7,369	2014
International Select Fund	18,490	2012
International Select Fund	23,201	2013
International Select Fund	7,855	2014
Global Equity Fund	132,518	2013
Global Equity Fund	32,936	2014

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The amounts are disclosed as "Net increase from payment by the sub-administrator" in the Statements of Changes in Net Assets. The corresponding impact to the total return is disclosed in the Financial Highlights, except for Small Company Opportunity Fund and Large Cap Growth Fund which impacted total return by less than 0.01%.

5.  Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund and Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

Notes to Financial Statements — continued

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The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of .30% on $150 million for providing the Line of Credit. For the six months ended April 30, 2011, KeyCorp earned approximately $223 thousand for the Line of Credit fee. Each Fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for each Fund during the six months ended April 30, 2011 were as follows (Average Loan in thousands):

Fund	Average Loan	Average Rate
Value Fund	$288	1.53%
Stock Index Fund	1,599	1.56%
Established Value Fund	2,931	1.53%
Special Value Fund	1,447	1.54%
Small Company Opportunity Fund	628	1.55%
Large Cap Growth Fund	3,201	1.55%
Balanced Fund	1,730	1.55%
Investment Grade Convertible	147	1.54%
Fund for Income	246	1.55%

At April 30, 2011, Value Fund had a loan outstanding with KeyCorp of $125 thousand at a rate of 1.52%.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2011.

The tax character of distributions paid during the fiscal year ended October 31, 2010 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distribution in Excess of Earnings	Total Distributions Paid
Value Fund	$1,670	$—	$1,670	$—	$—	$1,670
Stock Index Fund	446	—	446	—	—	446
Established Value Fund	1,894	5,785	7,679	—	—	7,679
Special Value Fund	1,007	—	1,007	—	735	1,742
Small Company Opportunity Fund	764	—	764	—	—	764

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	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distribution in Excess of Earnings	Total Distributions Paid
Balanced Fund	$2,205	$—	$2,205	$—	$26	$2,231
Investment Grade Convertible Fund	1,311	—	1,311	—	—	1,311
Core Bond Index Fund	7,239	—	7,239	—	—	7,239
Fund for Income	24,649	—	24,649	—	—	24,649
National Municipal Bond Fund	1,500	280	1,780	3,607	—	5,387
Ohio Municipal Bond Fund	771	1,526	2,297	3,794	—	6,091
International Fund	1,546	—	1,546	—	—	1,546
International Select Fund	2,160	—	2,160	—	—	2,160

As of October 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
Value Fund	$—	$4	$—	$4	$—	$(47,428)	$14,881	$(32,543)
Stock Index Fund	—	20	—	20	—	(5,337)	16,705	11,388
Established Value Fund	—	24,874	15,121	39,995	—	—	97,774	137,769
Special Value Fund	—	—	—	—	—	(375,200)	174,574	(200,626)
Small Company Opportunity Fund	—	239	—	239	—	(42,631)	76,117	33,725
Large Cap Growth Fund	—	—	—	—	—	(1,486)	28,826	27,340
Balanced Fund	—	—	—	—	—	(12,904)	5,826	(7,078)
Investment Grade Convertible Fund	—	235	—	235	—	(7,417)	2,858	(4,324)
Core Bond Index Fund	—	25	—	25	—	(5,608)	(7,327)	(12,910)
Fund for Income	—	947	—	947	—	(54,937)	17,663	(36,327)
National Muncipal Bond Fund	116	1,137	1,292	2,545	—	—	7,097	9,642
Ohio Municipal Bond Fund	104	1,133	332	1,569	—	—	7,273	8,842

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	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
International Fund	$—	$2,467	$2,028	$4,495	$—	$—	$14,258	$18,753
International Select Fund	—	1,491	2,117	3,611	—	—	14,737	18,348
Global Equity Fund	—	109	—	109	—	(142)	603	570

As of October 31, 2010, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (in thousands):

	Expiration Year
	2011	2012	2013	2014	2015	2016	2017	2018	Total
Value Fund	$—	$—	$—	$—	$—	$13,690	$33,738	$—	$47,428
Stock Index Fund	5,337	—	—	—	—	—	—	—	5,337
Special Value Fund	—	—	—	—	—	14,851	360,349	—	375,200
Small Company Opportunity Fund	—	—	—	—	—	—	42,590	—	42,590
Large Cap Growth Fund	—	—	—	—	—	—	1,486	—	1,486
Balanced Fund	—	—	—	—	—	—	12,904	—	12,904
Investment Grade Convertible Fund	—	—	—	—	—	4,125	3,292	—	7,417
Core Bond Index Fund	—	—	29	4,629	—	949	—	—	5,607
Fund for Income	6,735	14,071	7,637	6,110	9,829	3,917	3,075	3,563	54,937
Global Equity Fund	—	—	—	—	—	—	—	142	142

During the year ended October 31, 2010, the Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, Balanced Fund, Investment Grade Convertible Fund and Core Bond Index Fund utilized $5,999, $87,189, $32,050, $1,464, $5,758, $633 and $5,033, respectively, (in thousands) of capital loss carryforwards.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2011 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value Fund	$125,049	$23,401	$(4,268)	$19,133
Stock Index Fund	19,217	21,764	(2,496)	19,268
Established Value	621,632	179,566	(2,667)	176,899
Special Value Fund	862,638	323,216	(40,197)	283,019
Small Company Opportunity	705,512	188,130	(13,586)	174,544
Large Cap Growth Fund	137,406	43,551	(1,214)	42,337
Balanced Fund	29,344	3,354	(1,546)	1,808
Investment Grade Convertible Fund	27,902	5,431	(621)	4,810
Core Bond Index Fund	56,096	1,008	(772)	236
Fund for Income	698,670	19,723	(13,150)	6,573
National Municipal Bond Fund	130,122	3,591	(456)	3,135
Ohio Municipal Bond Fund	99,532	4,200	(1,457)	2,743
International Fund	58,661	19,233	(524)	18,709
International Select Fund	56,092	18,423	(307)	18,116
Global Equity Fund	5,112	1,251	(74)	1,177

Notes to Financial Statements — continued

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The Regulated Investment Company Modernization Act of 2010, (the "Act"), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies ("RICs") that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

  Supplemental Information
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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 23 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.

David Brooks Adcock, 59	Trustee	February 2005	Consultant (since 2006); General Counsel, Duke University and Duke University Health System (1982-2006).	None.

Nigel D. T. Andrews, 64	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation; Old Mutual plc; Old Mutual US Asset Management.

Teresa C. Barger, 56	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since 2007); Director, International Finance Corporation (1986-2007).	None.

E. Lee Beard, 59	Trustee	February 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005); Principal Owner, ELB Consultants (since 2003).	Penn Millers Holding Corp.

Sally M. Dungan, 57	Trustee	February 2011	Chief Investment Officer, Tufts University.	None.

John L. Kelly, 58	Trustee	May 2008	Private Investor (since 2009); Managing Director, JL Thornton & Co. (financial consultant) (2003-2009).	USA Synthetic Fuel Corp.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 54	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 70	Trustee	August 2002	Retired; Private Investor, Shepherd Investments (since 1996).	None.

Leigh A. Wilson, 66	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.

David C. Brown, 39	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), Victory Capital Management Inc.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews, Kelly and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 37	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.

Derrick A. MacDonald, 40	Vice President	August 2010	Managing Director of the Adviser, Fund Administration, Technology & Operations (since 2008); Global Business Director, Avery Dennison (2004-2008).

Christopher K. Dyer, 49	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Jay G. Baris, 57	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

Christopher E. Sabato, 42	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Eric B. Phipps, 39	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006); Staff Accountant, United States Securities and Exchange Commission (2004-2006).

Edward J. Veilleux, 67	Chief Compliance Officer	October 2005	President of EJV Financial Services LLC (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.VictoryConnect.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.VictoryConnect.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Value Fund
Class A Shares	$1,000.00	$1,159.30	$6.64	1.24%
Class C Shares	1,000.00	1,154.80	10.69	2.00%
Class R Shares	1,000.00	1,157.10	8.56	1.60%
Class I Shares	1,000.00	1,160.60	4.98	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,163.00	3.75	0.70%
Class R Shares	1,000.00	1,162.30	4.83	0.90%
Established Value Fund
Class A Shares	1,000.00	1,182.20	5.57	1.03%
Class R Shares	1,000.00	1,181.30	6.60	1.22%
Class I Shares	1,000.00	1,183.70	4.39	0.81%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Special Value Fund
Class A Shares	$1,000.00	$1,186.20	$6.40	1.18%
Class C Shares	1,000.00	1,180.50	11.52	2.13%
Class R Shares	1,000.00	1,184.20	8.12	1.50%
Class I Shares	1,000.00	1,187.80	4.67	0.86%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,207.30	7.55	1.38%
Class R Shares	1,000.00	1,205.90	8.64	1.58%
Class I Shares	1,000.00	1,209.50	5.48	1.00%
Large Cap Growth Fund
Class A Shares	1,000.00	1,153.10	6.46	1.21%
Class C Shares	1,000.00	1,148.60	11.19	2.10%
Class R Shares	1,000.00	1,150.20	8.80	1.65%
Class I Shares (a)	1,000.00	1,037.50	1.60	0.94%
Balanced Fund
Class A Shares	1,000.00	1,097.00	5.98	1.15%
Class C Shares	1,000.00	1,093.10	9.60	1.85%
Class R Shares	1,000.00	1,095.50	7.53	1.45%
Class I Shares	1,000.00	1,105.70	3.45	0.66%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,092.90	6.80	1.31%
Class I Shares	1,000.00	1,094.70	5.19	1.00%
Core Bond Index Fund
Class A Shares	1,000.00	1,002.30	3.28	0.66%
Class I Shares	1,000.00	1,004.10	1.59	0.32%
Fund for Income
Class A Shares	1,000.00	1,003.80	4.72	0.95%
Class C Shares	1,000.00	999.60	8.43	1.70%
Class R Shares	1,000.00	1,002.90	4.82	0.97%
Class I Shares (a)	1,000.00	1,008.20	1.11	0.66%
National Municipal Bond Fund
Class A Shares	1,000.00	985.80	4.87	0.99%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	977.30	5.05	1.03%
International Fund
Class A Shares	1,000.00	1,136.90	7.42	1.40%
Class C Shares	1,000.00	1,132.40	11.37	2.15%
Class I Shares	1,000.00	1,138.30	5.67	1.07%
International Select Fund
Class A Shares	1,000.00	1,122.70	7.37	1.40%
Class C Shares	1,000.00	1,118.80	11.29	2.15%
Class I Shares	1,000.00	1,124.50	5.58	1.06%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period from March 1, 2011 (commencement of operations) to April 30, 2011 and has been calculated using expense ratios and rates of return of the same period.

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	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Global Equity Fund
Class A Shares	$1,000.00	$1,151.10	$7.47	1.40%
Class C Shares	1,000.00	1,146.80	11.44	2.15%
Class I Shares	1,000.00	1,153.10	6.14	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Value Fund
Class A Shares	$1,000.00	$1,018.65	$6.21	1.24%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,016.86	8.00	1.60%
Class I Shares	1,000.00	1,020.18	4.66	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,021.32	3.51	0.70%
Class R Shares	1,000.00	1,020.33	4.51	0.90%
Established Value Fund
Class A Shares	1,000.00	1,019.69	5.16	1.03%
Class R Shares	1,000.00	1,018.74	6.11	1.22%
Class I Shares	1,000.00	1,020.78	4.06	0.81%
Special Value Fund
Class A Shares	1,000.00	1,018.94	5.91	1.18%
Class C Shares	1,000.00	1,014.23	10.64	2.13%
Class R Shares	1,000.00	1,017.36	7.50	1.50%
Class I Shares	1,000.00	1,020.53	4.31	0.86%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,017.95	6.90	1.38%
Class R Shares	1,000.00	1,016.96	7.90	1.58%
Class I Shares	1,000.00	1,019.84	5.01	1.00%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Expense Paid During Period* 11/1/10-4/30/11	Expense Ratio During Period** 11/1/10-4/30/11
Large Cap Growth Fund
Class A Shares	$1,000.00	$1,018.79	$6.06	1.21%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Class I Shares	1,000.00	1,020.13	4.71	0.94%
Balanced Fund
Class A Shares	1,000.00	1,019.09	5.76	1.15%
Class C Shares	1,000.00	1,015.62	9.25	1.85%
Class R Shares	1,000.00	1,017.60	7.25	1.45%
Class I Shares	1,000.00	1,021.52	3.31	0.66%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.30	6.56	1.31%
Class I Shares	1,000.00	1,019.84	5.01	1.00%
Core Bond Index Fund
Class A Shares	1,000.00	1,021.52	3.31	0.66%
Class I Shares	1,000.00	1,023.21	1.61	0.32%
Fund for Income
Class A Shares	1,000.00	1,020.08	4.76	0.95%
Class C Shares	1,000.00	1,016.36	8.50	1.70%
Class R Shares	1,000.00	1,019.98	4.86	0.97%
Class I Shares	1,000.00	1,021.52	3.31	0.66%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.89	4.96	0.99%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.69	5.16	1.03%
International Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.49	5.36	1.07%
International Select Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.54	5.31	1.06%
Global Equity Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class I Shares	1,000.00	1,019.09	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Value Fund	Stock Index Fund

Established Value Fund	Special Value Fund

Small Company Opportunity Fund	Large Cap Growth Fund

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Balanced Fund	Investment Grade Convertible Fund

(a)  Rounds to less than 0.1%.

Core Bond Index Fund	Fund For Income

National Municpal Bond Fund	Ohio Municipal Bond Fund

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International Fund	International Select Fund

Global Equity Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at its regular meeting, which was called for that purpose, on December 1, 2010. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 20, 2010 that specifically focused on the Funds' activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature and quality of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, net of any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

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Value Fund:

The Board compared the Value Fund's gross annual management fee of 0.84% to the gross median management fee for the peer group and considered the fact that the fee was higher than the 0.77% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was comparable to the peer group median of 1.06%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% through February 28, 2014 and had also agreed to a voluntary waiver and reimbursement, excluding certain specified costs, for the Fund's Class R shares and Class I shares. The Board also considered the fact that the Fund remained small at under $200 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund had underperformed them for the one-year, three-year and ten-year periods, but outperformed them for the five-year period. The Board considered the steps being taken to improve performance.

Having concluded, among other things, that: (1) the Value Fund's annual expenses were within the range of expenses of comparable mutual funds, even though the management fee was higher than the median for the peer group; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the Fund's expenses for some period of time; and (3) the Fund's performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Stock Index Fund:

With respect to the Stock Index Fund, the Board compared the Fund's gross annual management fee of 0.39% to the median gross management fee for the peer group and noted the fact that it was higher than the peer group's median gross management fee of 0.30%. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.65% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was comparable to the peer group median expense ratio of 0.61%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class R expenses exceeded 0.70% and 0.90%, respectively. The Board also considered the fact that, at approximately $34 million in assets, the Fund remained very small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group in each period reviewed. The Board noted that the Fund had outperformed its benchmark index for the three-year period, but underperformed its benchmark index for the one-year, five-year and ten-year periods. The Board recognized that the Fund's strategy was to match the performance of the benchmark index, as measured gross of fees. The Board considered the fact that the Fund underperformed its Morningstar category for the one-year, three-year, five-year and ten-year periods.

Having concluded, among other things, that: (1) the Stock Index Fund's annual expenses were within the range of expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses while the Fund grew; and (3) the Fund had performed well compared to its peers; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.66% gross annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the median gross management fee of 0.84% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.98% to the median expense ratio for the peer group and considered the fact that Fund's expense ratio was lower than the peer group's median of 1.08%. The Board considered the fact that, at approximately $250 million in assets, the Fund remained quite small. The Board then

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compared the Fund's Class A performance for the one-year, three-year, five year and ten-year periods ended July 31, 2010 to the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund outperformed them in the three-year, five-year and ten-year periods and underperformed them in the one-year period.

Having concluded, among other things, that: (1) the Established Value Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund had outperformed its peer group, benchmark index and Morningstar category in the three-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Special Value Fund:

The Board compared the Special Value Fund's 0.78% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.75% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.98% to the comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median of 1.1%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class R expenses exceeded 2.20% and 2.00%, respectively, through February 28, 2014 and February 28, 2012, respectively. The Board compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to the peer group and the Morningstar category for the same periods and considered the fact that the Fund underperformed them for the one-year and three-year periods and outperformed them for the five-year and ten-year periods. The Board noted that the Fund had underperformed its benchmark index for the one-year, three-year and five-year periods and outperformed the index for the ten-year period. The Board specifically addressed the Fund's short-term performance with the Adviser and was assured that efforts are being made to achieve improvements.

Having concluded, among other things, that: (1) the Special Value Fund's management fee and annual expenses were within the range of fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C and Class R expense ratios through February 28, 2014 and February 28, 2012, respectively, would provide stability to the Fund's expenses during those periods; and (3) the Fund's short-term performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.94% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.91% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.32% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 1.23%. The Board also considered the fact that, at approximately $348 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund outperformed them for the three-year and five-year periods and underperformed them for the one-year and ten-year periods.

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's annual management fee and expenses remained in an acceptable range of fees and expenses of comparable mutual funds; and (2) the Fund's performance, although lower than that of the peer group, benchmark index, and Morningstar category for the one-year and ten-year periods, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

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Large Cap Growth Fund:

With respect to the Large Cap Growth Fund, the Board compared the Fund's 0.86% gross annual management fee to the median gross management fee charged to the funds in the peer groups and considered the fact that the fee was equal to the median gross management fee for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.05% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.21%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class R expenses exceeded 1.40%, 2.10% and 1.65%, respectively. The Board also considered the fact that, at approximately $46 million in assets, the Fund remained extremely small. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group for each period. The Board noted that the Fund had also outperformed its Morningstar category for each period. The Board considered the fact that the Fund underperformed its benchmark index for the same periods.

Having concluded, among other things, that: (1) the Large Cap Growth Fund's management fee and expenses were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had outperformed its peer group and its Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

The Board compared the Balanced Fund's 0.72% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was lower than the median gross management fee of 0.81% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.90% to the median comparable expense ratio for the peer group and considered the fact the Fund's ratio was lower than the peer group median of 1.16%. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 2.00% until February 20, 2014, and its voluntary agreement to waive and reimburse expenses, excluding certain specified costs, for the Fund's Class R shares and Class I shares. The Board also considered the fact that, at approximately $89 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods except the ten-year period. The Board noted that the Fund had underperformed its benchmark index and Morningstar category for each period. The Board considered the steps being taken to improve the Fund's performance.

Having concluded, among other things, that: (1) the Balanced Fund's management fee and annual expenses were within the range of management fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the expenses of those share classes; and (3) the Fund's performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Investment Grade Convertible Fund:

With respect to the Investment Grade Convertible Fund, the Board compared the Fund's 0.87% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.75% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.07% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was comparable to the peer group median of 1.01%. The Board also

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considered the fact that, at approximately $28 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted that the Fund also underperformed its Morningstar category for each of the periods. The Board considered the fact that the Fund outperformed its benchmark index in each of the periods reviewed. The Board specifically discussed the Fund's expenses, performance and size with the Adviser and was assured that the Fund remained an important part of the overall product line.

Having concluded, among other things, that: (1) the Investment Grade Convertible Fund's higher management fee reflected the Fund's inability to take advantage of the Adviser's economics of scale because of the Fund's small asset size; (2) the Fund's expenses were within the range of expenses of comparable mutual funds; (3) the Fund's performance compared to a limited peer group was appropriate given the Fund's specific investment strategy; and (4) the Fund was important to the strategy of offering a broad range of products; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Core Bond Fund:

The Board compared the Core Bond Fund's 0.61% gross annual management fee to the median gross management fee of the funds in the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.55% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.73% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 0.83%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class I expenses exceeded 0.80% and 0.55%, respectively. The Board also considered the fact that, at approximately $134 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed them in each of the periods reviewed except the one-year period. The Board noted that the Fund had underperformed its Morningstar category in each of the periods.

Having concluded, among other things, that: (1) the Core Bond Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had performed well compared to its peers for the one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.61% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.46% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.71% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was comparable to the peer group median of 0.66%. The Board considered the Adviser's contractual agreement until February 28, 2014 to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 1.82%. The Board also considered the fact that, at approximately $329 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods reviewed. The Board noted that the Fund also had outperformed its benchmark index and Morningstar category in each of the periods reviewed.

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Having concluded, among other things, that: (1) the Fund for Income's gross management fee, though higher than the median gross management fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Fund's expenses were within the range of expenses of comparable mutual funds; (3) the Adviser's willingness to limit the Fund's Class C expenses through February 28, 2014 would provide stability to the Fund's expenses during that period; and (4) the Fund had performed well as compared to its peer group during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

National Municipal Bond Fund:

The Board compared the National Municipal Bond Fund's 0.67% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.56% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.79% to the median expense ratio for the peer group and considered that the Fund's ratio was comparable to the peer group median of 0.73%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A expenses exceeded 1.00%. The Board also considered the fact that, at approximately $96 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for each of the periods except the one-year period. The Board noted that the Fund had underperformed its benchmark index in each of the periods, but outperformed its Morningstar category for each period except the one-year period.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's gross management fee, while higher than the peer group median, was acceptable given the small size of the Fund and the Adviser's willingness to limit the Fund's expense ratio; and (2) the Fund had outperformed its peer group and Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.66% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.55% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.76% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was comparable to the peer group median of 0.73%. The Board also considered the fact that, at approximately $116 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2010 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for the three-year and five-year periods, equaled the peer group for the ten-year period, and underperformed the peer group for the one-year period. The Board noted that the Fund had underperformed its benchmark index in each of the periods reviewed, and had outperformed its Morningstar category for each period except the one-year period. The Board considered that the Fund's benchmark index had a national scope while its peer group, like the Fund, was more state-specific.

Having concluded, among other things, that: (1) while the Ohio Municipal Bond Fund's management fee was higher than the peer group median, the Fund's management fee and expenses were within the range of fees and expenses of comparable mutual funds; and (2) the Fund had performed well compared to its peer group and Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Fund:

The Board considered the International Fund with the understanding that it had been operational since November 25, 2008. The Board compared the Fund's 0.93% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.99% for the peer group. The Board noted that the fees paid by institutional accounts may

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be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.34% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.42%. The Fund recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until August 31, 2017. The Board then compared the Fund's Class I performance for the one-year period ended July 31, 2010 to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund outperformed them for the period.

Having concluded, among other things, that: (1) the International Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Fund had performed well as compared to its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Select Fund:

The Board considered the International Select Fund with the understanding that it had been operational since November 25, 2008. The Board compared the Fund's 0.93% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to than the median gross management fee of 0.99% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.32% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.42%. The Board recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until August 31, 2017. The Board then compared the Fund's Class I performance for the one-year period ended July 31, 2010 to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund outperformed them for the period.

Having concluded, among other things, that: (1) the International Select Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Fund had performed well as compared to its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Global Equity Fund:

The proposed management fee was reviewed against a universe of 84 actively managed world stock funds as reported by Strategic Insight. The Board found that the proposed advisory fee of 0.80% for the Fund was comparable to both the median advisory fee of 0.78% for the universe and the median advisory fee of 0.76% for the 19 funds selected as a retail peer group. The Board noted the breakpoints in the advisory fee schedule for the Fund, demonstrating the Adviser's willingness to share in its economies of scale. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until February 28, 2020. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A total annual expense ratio of 1.40% to the median comparable expense ratios for the universe and for the peer group and considered the fact that the Fund's ratio was comparable to the universe and peer group medians of 1.44%.

Having concluded, among other things, that: (1) the Global Equity Fund's management fee and expenses were within the range of management fees charged to comparable mutual funds; and (2) the Adviser's willingness to limit the Fund's Class A, Class C and Class I expenses through February 28, 2020 would provide stability to the Fund's expenses during it initial growth period; the Board determined that the approval of the Agreement would be in the best interests of the Fund's shareholders.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2010

  (Unaudited)

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in each Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.VictoryConnect.com	800-539-FUND (800-539-3863)

VP-SEMI (4/11)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	June 22, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 22, 2011